Quarterly Portfolios of Investments
HARBOR FUNDS AND HARBOR FUNDS II
January 31, 2026

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund (currently, Harbor Ares Systematic Convertible Securities Fund)
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Portfolios of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	9
Harbor Capital Appreciation Fund	13
Harbor Convertible Securities Fund (currently, Harbor Ares Systematic Convertible Securities Fund)	14
Harbor Core Bond Fund	18
Harbor Core Plus Fund	27
Harbor Diversified International All Cap Fund	35
Harbor International Fund	40
Harbor International Compounders Fund	44
Harbor International Core Fund	46
Harbor International Small Cap Fund	54
Harbor Large Cap Value Fund	56
Harbor Mid Cap Fund	58
Harbor Mid Cap Value Fund	60
Harbor Small Cap Growth Fund	63
Harbor Small Cap Value Fund	65
Notes to Portfolios of Investments	67

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value and Cost in Thousands

Corporate Bonds & Notes—11.6%
Principal Amount		Value
AEROSPACE & DEFENSE—0.5%
$7,440	Boeing Co. 2.196%—02/04/2026	$7,439
9,835	General Electric Co. MTN 4.542% (3 Month USD Term SOFR + 0.642%) 05/05/2026[1]	9,845
		17,284
AUTOMOBILES—0.4%
5,190	General Motors Financial Co., Inc. 5.400%—04/06/2026	5,204
6,545	Toyota Motor Credit Corp. 4.580% (SOFR + 0.770%) 08/07/2026[1]	6,564
		11,768
BANKS—3.2%
13,245	Bank of America Corp. 5.033% (SOFR + 1.350%) 09/15/2027[1]	13,316
8,485	Citibank NA 4.483% (SOFR + 0.712%) 11/19/2027[1]	8,503
4,735	Citigroup, Inc. 4.945% (SOFR + 1.143%) 05/07/2028[1]	4,766
6,590	Fifth Third Bank NA 4.476% (SOFR + 0.810%) 01/28/2028[1]	6,604
	JPMorgan Chase & Co.
6,635	4.586% (SOFR + 0.920%) 04/22/2028[1]	6,674
5,495	4.866% (SOFR + 1.200%) 01/23/2028[1]	5,533
		12,207
	Morgan Stanley Bank NA
3,020	4.351% (SOFR + 0.685%) 10/15/2027[1]	3,026
11,680	4.607% (SOFR + 0.865%) 05/26/2028[1]	11,726
		14,752
7,725	PNC Bank NA 4.396% (SOFR + 0.730%) 07/21/2028[1]	7,746
	State Street Corp.
7,200	4.306% (SOFR + 0.640%) 10/22/2027[1]	7,237
1,810	4.664% (SOFR + 0.845%) 08/03/2026[1]	1,814
		9,051
11,100	Truist Bank 4.436% (SOFR + 0.770%) 07/24/2028[1]	11,138
	U.S. Bank NA
1,170	4.356% (SOFR + 0.690%) 10/22/2027[1]	1,171
10,000	4.696% (SOFR + 0.910%) 05/15/2028[1]	10,052
		11,223
		99,306
BEVERAGES—0.2%
5,089	PepsiCo, Inc. 4.194% (SOFR + 0.400%) 02/13/2026[1]	5,090
CAPITAL MARKETS—0.8%
	Bank of New York Mellon Corp.
1,720	4.376% (SOFR + 0.710%) 04/20/2027[1]	1,722
10,908	4.383% (SOFR + 0.680%) 06/09/2028[1]	10,943
		12,665

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Goldman Sachs Group, Inc.
$2,774	4.956% (SOFR + 1.290%) 04/23/2028[1]	$2,798
9,490	5.534% (SOFR + 1.850%) 03/15/2028[1]	9,615
		12,413
		25,078
COMMERCIAL SERVICES & SUPPLIES—0.2%
5,795	PayPal Holdings, Inc. 4.376% (SOFR + 0.670%) 03/06/2028[1]	5,814
DIVERSIFIED FINANCIAL SERVICES—0.1%
3,020	Mastercard, Inc. 4.124% (SOFR + 0.440%) 03/15/2028[1]	3,027
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
13,140	AT&T, Inc. 1.700%—03/25/2026	13,101
ELECTRIC UTILITIES—0.5%
1,575	Constellation Energy Generation LLC 4.266% (SOFR + 0.600%) 01/08/2028[1]	1,578
5,375	Georgia Power Co. 3.964% (SOFR + 0.280%) 09/15/2026[1]	5,376
7,968	NextEra Energy Capital Holdings, Inc. 4.635% (SOFR + 0.800%) 02/04/2028[1]	8,017
		14,971
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
4,115	Amphenol Corp. 4.330% (SOFR + 0.530%) 11/15/2027[1]	4,126
FINANCIAL SERVICES—0.5%
13,240	American Express Co. 4.786% (SOFR + 1.000%) 02/16/2028[1]	13,280
2,345	PNC Financial Services Group, Inc. 4.287% (SOFR + 0.620%) 01/26/2029[1]	2,349
		15,629
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
9,130	UnitedHealth Group, Inc. 4.166% (SOFR + 0.500%) 07/15/2026[1]	9,145
INSURANCE—0.9%
	Athene Global Funding
4,590	4.496% (SOFR + 0.830%) 01/07/2027[1,2]	4,599
3,340	4.682% (SOFR + 1.000%) 09/18/2028[1,2]	3,350
		7,949
6,335	Corebridge Global Funding 4.980% (SOFR + 1.300%) 09/25/2026[1,2]	6,377
5,100	Marsh & McLennan Cos., Inc. 4.509% (SOFR + 0.700%) 11/08/2027[1]	5,125
5,605	New York Life Global Funding 4.229% (SOFR + 0.410%) 02/05/2027[1,2]	5,613
4,820	Principal Life Global Funding II 4.592% (SOFR + 0.810%) 08/18/2028[1,2]	4,827
		29,891
INTERNET & CATALOG RETAIL—0.2%
6,285	Alphabet, Inc. 4.324% (SOFR + 0.520%) 11/15/2028[1]	6,337

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—0.7%
$2,265	Caterpillar Financial Services Corp. 4.369% (SOFR + 0.580%) 11/14/2028[1]	$2,276
8,930	Caterpillar Financial Services Corp. MTN 4.309% (SOFR + 0.520%) 05/14/2027[1]	8,977
	John Deere Capital Corp. MTN
8,315	4.159% (SOFR + 0.440%) 03/06/2026[1]	8,318
3,232	4.306% (SOFR + 0.600%) 06/11/2027[1]	3,247
		11,565
		22,818
MEDIA—0.2%
5,280	TCI Communications, Inc. 7.875%—02/15/2026	5,287
MULTI-UTILITIES—0.2%
5,415	Consolidated Edison Co. of New York, Inc. 4.302% (SOFR + 0.520%) 11/18/2027[1]	5,428
OIL, GAS & CONSUMABLE FUELS—0.5%
5,960	BP Capital Markets America, Inc. 3.017%—01/16/2027	5,922
	Chevron USA, Inc.
6,265	4.109% (SOFR + 0.360%) 02/26/2027[1]	6,282
4,580	4.364% (SOFR + 0.570%) 08/13/2028[1]	4,614
		10,896
		16,818
PHARMACEUTICALS—0.6%
6,830	Bristol-Myers Squibb Co. 4.257% (SOFR + 0.490%) 02/20/2026[1]	6,831
2,730	CVS Health Corp. 5.000%—02/20/2026	2,731
3,230	Eli Lilly & Co. 4.196% (SOFR + 0.530%) 10/15/2028[1]	3,253
5,665	Novartis Capital Corp. 4.339% (SOFR + 0.520%) 11/05/2028[1]	5,697
		18,512
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
7,208	Intel Corp. 4.875%—02/10/2026	7,209
SOFTWARE—0.4%
	Oracle Corp.
9,221	1.650%—03/25/2026	9,189
2,420	4.602% (SOFR + 0.760%) 08/03/2028[1]	2,381
		11,570
TOBACCO—0.3%
9,645	Philip Morris International, Inc. 4.513% (SOFR + 0.830%) 04/28/2028[1]	9,707
WIRELESS TELECOMMUNICATION SERVICES—0.2%
	T-Mobile USA, Inc.
1,120	2.250%—02/15/2026	1,119
6,775	2.625%—04/15/2026	6,757
		7,876
Total Corporate Bonds & Notes (Cost $365,182)		365,792

Short-Term Investments—70.3%
Principal Amount		Value
U.S. TREASURY BILLS—70.3%
	U.S. Treasury Bills
$8,000	3.470%—07/09/2026†	$7,877
749	3.475%—07/09/2026†	738
101,784	3.484%—07/16/2026†	100,150
122,600	3.490%—07/16/2026†	120,631
118,045	3.491%—03/26/2026-06/18/2026†	116,726
15,905	3.500%—07/02/2026†	15,670
175,000	3.504%—03/03/2026†	174,490
23,000	3.520%—07/23/2026†	22,615
27,602	3.525%—07/30/2026†	27,122
34,000	3.529%—03/12/2026†	33,870
21,420	3.535%—04/02/2026†	21,293
30,150	3.560%—04/09/2026†	29,952
6,240	3.570%—04/16/2026†,3	6,195
2,240	3.571%—04/23/2026†	2,222
17,760	3.573%—04/09/2026†	17,644
36,590	3.575%—04/23/2026†	36,300
21,900	3.577%—04/16/2026†,3	21,741
96,367	3.580%—05/28/2026-06/11/2026†,3	95,253
97,000	3.585%—04/30/2026†,3	96,162
29,710	3.627%—03/05/2026†	29,618
17,195	3.640%—04/30/2026†,3	17,046
71,101	3.647%—05/21/2026†	70,341
86,186	3.660%—04/16/2026-04/23/2026†,3	85,549
77,880	3.664%—04/16/2026†,3	77,315
156,748	3.679%—03/19/2026†	156,039
5,935	3.690%—05/14/2026†	5,876
6,820	3.695%—04/09/2026†	6,775
40,235	3.701%—05/07/2026†	39,861
38,981	3.715%—04/02/2026†	38,751
21,460	3.720%—02/19/2026†	21,424
60,600	3.730%—03/12/2026-03/24/2026†,3	60,331
50,000	3.734%—03/26/2026†	49,738
44,600	3.735%—02/24/2026†	44,501
26,750	3.764%—02/12/2026†	26,723
135,582	3.775%—02/12/2026†	135,447
273,184	3.867%—02/19/2026†	272,720
27,326	3.915%—02/26/2026†	27,260
94,701	3.980%—02/05/2026†	94,673
Total Short-Term Investments (Cost $2,206,329)		2,206,639
TOTAL INVESTMENTS—81.9% (Cost $2,571,511)		2,572,431
CASH AND OTHER ASSETS, LESS LIABILITIES—18.1%		566,846
TOTAL NET ASSETS—100.0%		$3,139,277

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	44	02/26	$3,431	$268
Brent Crude Futures	510	02/26	35,353	2,820
Brent Crude Futures	2,730	03/26	187,305	12,510
Brent Crude Futures	10	05/26	676	78
Canola Futures	316	03/26	3,008	(10)
Cattle Feeder Futures	96	03/26	17,293	1,105
Cattle Feeder Futures	19	04/26	3,404	(1)
Cattle Feeder Futures	6	08/26	1,062	5
Cocoa Futures	183	03/26	7,484	(2,050)
Cocoa Futures	141	05/26	5,959	(429)
Cocoa Futures	44	07/26	1,880	(618)
Coffee C Futures	277	03/26	34,512	(3,782)
Coffee C Futures	257	05/26	30,392	(1,071)
Coffee C Futures	29	07/26	3,360	(304)
Copper Futures	16	02/26	5,228	930
Copper Futures	154	03/26	22,807	2,491
Copper Futures	319	07/26	48,137	(119)
Copper Futures	65	09/26	9,887	247
Corn Futures	1,567	03/26	33,553	(688)
Corn Futures	2,801	05/26	61,027	(559)
Corn Futures	425	07/26	9,393	(29)
Corn Futures	804	09/26	17,738	(29)
Cotton No. 2 Futures	217	03/26	6,854	(202)
Cotton No. 2 Futures	255	05/26	8,279	(140)
Cotton No. 2 Futures	84	07/26	2,795	(31)
Cotton No. 2 Futures	130	12/26	4,469	—
Dutch TTF Natural Gas Futures	120	02/26	4,152	202
Dutch TTF Natural Gas Futures	170	11/26	4,787	493
ECX Emissions Futures	422	12/26	40,648	(1,478)
FCOJ-A Futures	41	03/26	1,298	78
FCOJ-A Futures	8	07/26	253	(2)
Gas Oil Low Sulphur Futures	892	03/26	65,071	6,111
Gas Oil Low Sulphur Futures	374	04/26	26,545	1,838
Gas Oil Low Sulphur Futures	97	07/26	6,540	666
Gold 100 OZ Futures	773	04/26	366,796	11,651
Gold 100 OZ Futures	22	06/26	10,518	1,012
Iodex (Iron Ore) Futures	1,229	03/26	12,756	37
KC Hard Red Wheat Futures	525	03/26	14,300	377
KC Hard Red Wheat Futures	207	05/26	5,744	202
KC Hard Red Wheat Futures	555	07/26	15,748	46
Lead Futures	3	02/26	147	(5)
Lean Hogs Futures	687	04/26	26,147	658
Lean Hogs Futures	52	06/26	2,245	155
Live Cattle Futures	506	04/26	47,928	(34)
Live Cattle Futures	34	06/26	3,151	68
LME Aluminum Futures	74	02/26	5,789	1,189
LME Aluminum Futures	2,187	03/26	171,565	16,545

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	532	05/26	$41,842	$1,321
LME Aluminum Futures	927	06/26	72,968	(249)
LME Aluminum Futures	114	07/26	8,963	142
LME Aluminum Futures	226	09/26	17,742	(36)
LME Copper Futures	85	02/26	27,821	5,889
LME Copper Futures	583	03/26	191,229	32,011
LME Copper Futures	282	06/26	93,035	1,157
LME Copper Futures	10	07/26	3,303	59
LME Lead Futures	598	03/26	29,767	(715)
LME Lead Futures	168	05/26	8,490	(112)
LME Lead Futures	310	06/26	15,759	(250)
LME Lead Futures	63	07/26	3,221	(63)
LME Nickel Futures	556	03/26	59,551	7,128
LME Nickel Futures	6	04/26	645	89
LME Nickel Futures	169	05/26	18,244	735
LME Nickel Futures	225	06/26	24,372	236
LME Nickel Futures	41	07/26	4,454	70
LME Tin Futures	38	03/26	9,857	2,447
LME Zinc Futures	902	03/26	76,938	7,718
LME Zinc Futures	1	04/26	85	16
LME Zinc Futures	310	05/26	26,368	1,578
LME Zinc Futures	233	06/26	19,763	845
LME Zinc Futures	55	07/26	4,653	259
LME Zinc Futures	71	09/26	5,985	552
Miax Red Wheat Futures	89	03/26	2,573	(13)
Milling Wheat Futures	1,827	03/26	21,034	131
Natural Gas Futures	1,652	02/26	71,928	13,634
Natural Gas Futures	759	03/26	30,565	9,381
Natural Gas Futures	50	05/26	2,077	537
Natural Gas Futures	1,672	06/26	72,448	10,042
Nickel Futures	34	02/26	3,620	533
NY Harbor ULSD Futures	445	02/26	47,342	4,443
NY Harbor ULSD Futures	13	05/26	1,264	113
NY Harbor ULSD Futures	69	06/26	6,647	565
Palladium Futures	14	03/26	2,384	311
Palladium Futures	8	06/26	1,384	(153)
Phelix DE Base Futures	12	12/26	10,621	(14)
Platinum Futures	45	04/26	4,774	(381)
Platinum Futures	13	07/26	1,392	(123)
Platinum Futures	24	12/26	906	49
Rapeseed Futures	314	04/26	8,798	(18)
RBOB Gasoline Futures	89	02/26	7,260	459
RBOB Gasoline Futures	14	05/26	1,274	80
RBOB Gasoline Futures	385	06/26	34,719	2,396
Robusta Coffee 10-T Futures	215	03/26	8,843	522
Robusta Coffee 10-T Futures	27	07/26	1,063	24
Silver Futures	100	03/26	39,266	8,791

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Silver Futures	78	05/26	$30,865	$(1,205)
Silver Futures	15	07/26	5,983	(49)
Silver Futures	26	09/26	10,441	964
Soybean Futures	1,644	03/26	87,481	(677)
Soybean Futures	573	07/26	31,243	—
Soybean Futures	136	08/26	7,400	(22)
Soybean Meal Futures	1,192	03/26	34,997	(2,891)
Soybean Meal Futures	1,153	05/26	34,302	(256)
Soybean Meal Futures	74	07/26	2,239	(42)
Soybean Meal Futures	23	09/26	702	(4)
Soybean Oil Futures	808	03/26	25,942	756
Soybean Oil Futures	96	05/26	3,114	(30)
Soybean Oil Futures	1,040	07/26	33,939	1,929
Soybean Oil Futures	44	09/26	1,423	(15)
Sugar No. 11 Futures	4,221	02/26	67,462	(6,241)
Sugar No. 11 Futures	1,093	04/26	16,942	(286)
Sugar No. 11 Futures	158	06/26	2,451	(113)
UK Natural Gas Futures	455	02/26	18,374	3,724
Wheat Futures	823	03/26	22,139	585
Wheat Futures	217	05/26	5,924	85
Wheat Futures	335	07/26	9,309	61
White Sugar Futures	432	04/26	8,843	(289)
White Sugar Futures	48	07/26	972	(37)
WTI Crude Oil Futures	1,359	02/26	88,620	9,554
WTI Crude Oil Futures	429	03/26	27,773	2,222
WTI Crude Oil Futures	91	05/26	5,818	458
WTI Crude Oil Futures	15	06/26	953	71
Zinc Futures	23	02/26	1,952	184
Total Long Futures Contracts				$ 170,773

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	44	02/26	$3,431	$(273)
Brent Crude Futures	11	03/26	755	(34)
Cocoa Futures	85	03/26	3,421	1,051
Coffee C Futures	80	05/26	9,460	413
Copper Futures	16	02/26	5,228	(944)
Copper Futures	5	03/26	740	(18)
Copper Futures	5	05/26	748	6
Cotton No. 2 Futures	85	03/26	2,685	41
ECX Emissions Futures	76	12/26	7,320	507
Gas Oil Low Sulphur Futures	10	03/26	729	(78)
KC Hard Red Wheat Futures	98	03/26	2,669	(99)
Lead Futures	3	02/26	147	4

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	74	02/26	$5,789	$(1,037)
LME Aluminum Futures	1,919	03/26	150,541	(5,611)
LME Aluminum Futures	130	05/26	10,225	(300)
LME Aluminum Futures	72	06/26	5,667	(148)
LME Aluminum Futures	56	07/26	4,403	3
LME Aluminum Futures	8	09/26	628	22
LME Copper Futures	85	02/26	27,821	(4,812)
LME Copper Futures	564	03/26	184,997	(10,451)
LME Copper Futures	68	06/26	22,434	127
LME Lead Futures	597	03/26	29,717	339
LME Lead Futures	214	05/26	10,815	12
LME Lead Futures	7	07/26	358	4
LME Nickel Futures	533	03/26	57,087	(3,485)
LME Nickel Futures	6	04/26	645	(87)
LME Nickel Futures	28	05/26	3,023	(120)
LME Nickel Futures	14	06/26	1,517	(46)
LME Nickel Futures	6	07/26	652	(4)
LME Tin Futures	30	03/26	7,782	—
LME Zinc Futures	810	03/26	69,091	(5,591)
LME Zinc Futures	1	04/26	85	(16)
LME Zinc Futures	56	05/26	4,763	(228)
LME Zinc Futures	30	06/26	2,545	(80)
LME Zinc Futures	7	07/26	592	(10)
LME Zinc Futures	71	09/26	5,985	(238)
Milling Wheat Futures	201	03/26	2,314	(22)
Nickel Futures	34	02/26	3,620	(533)
NY Harbor ULSD Futures	31	02/26	3,298	(281)
NY Harbor ULSD Futures	130	03/26	13,211	(414)
Palladium Futures	8	03/26	1,362	180
RBOB Gasoline Futures	53	02/26	4,323	(159)
RBOB Gasoline Futures	168	03/26	15,312	(757)
Soybean Futures	15	03/26	798	(19)
Soybean Futures	220	05/26	11,847	(175)
Soybean Meal Futures	20	03/26	587	5
Wheat Futures	17	03/26	457	(24)
WTI Crude Oil Futures	7	02/26	456	(20)
WTI Crude Oil Futures	82	03/26	5,309	(368)
Zinc Futures	23	02/26	1,952	(187)
Total Short Futures Contracts				$(33,955)
Total Futures Contracts				$ 136,818

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS
CALL PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Corn Futures Option	$440.00	02/20/2026	3535	$75,693	$406	$354
Corn Futures Option	500.00	06/26/2026	885	19,559	229	216
Crude Oil Futures Option	70.00	04/16/2026	144	9,262	287	503
Crude Oil Futures Option	80.00	04/16/2026	304	19,553	285	544
Crude Oil Futures Option	90.00	04/16/2026	518	33,318	280	549
Crude Oil Futures Option	70.00	06/16/2026	130	8,262	308	517
Crude Oil Futures Option	80.00	11/17/2026	430	26,664	778	959
Crude Oil Futures Option	90.00	11/17/2026	743	46,073	785	1,018
HG Copper Futures Option	675.00	06/25/2026	46	6,941	380	4
Soybean Futures Option	1,200.00	06/26/2026	470	25,627	219	220
Soybean Oil Futures Option	60.00	06/26/2026	191	6,233	238	206
Sugar Futures Option	16.00	06/15/2026	965	14,969	253	205
Wheat Futures Option	600.00	06/26/2026	262	7,280	228	260
Total Call Purchased Options					$4,676	$5,555

PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Silver Futures Option	$60.00	05/26/2026	13	$5,185	$153	$291
Total Purchased Options					$4,829	$5,846

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.137%	Pay	Macquarie MQCP338E Index[4]	02/27/2026	Monthly	$556,492	$2	$—	$2

SWAP AGREEMENTSSWAP AGREEMENTS
OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	$149,441	$—	$—	$—
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/27/2026	Monthly	54,980	—	—	—
RBC Dominion Securities	0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	180,722	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/27/2026	Monthly	24,762	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$2	$—	$2

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2026 the investments in futures contracts and options (as disclosed in the preceding Futures Contracts and Purchased Options schedules) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $24,766 or 1% of net assets.

3
As of January 31, 2026, all or a portion of this security was pledged or restricted as collateral for futures contracts or OTC swaps. The pledged or restricted securities had an aggregate value of $50,748.

4	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of January 31, 2026.

Commodity	Weight
Gold	45.3%
RBOB Gasoline	7.8
GasOil	7.6
Soybeans	6.5
Heating Oil	5.9
Copper	4.1
Aluminum	4.0
Nickel	4.0
Brent Crude Oil	2.6
Lean Hogs	1.8
Soybean Oil	1.8
Zinc	1.8
Comex Copper	1.7
Cotton	1.7
KC Wheat	1.7
Sugar	1.7

MTN	Medium Term Note
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.7%
8,253	BWX Technologies, Inc.	$1,696
47,570	Cadre Holdings, Inc.	1,903
11,130	Carpenter Technology Corp.	3,538
7,463	Hexcel Corp.	618
17,219	Karman Holdings, Inc. *	1,787
15,652	Kratos Defense & Security Solutions, Inc. *	1,612
45,296	Red Cat Holdings, Inc. *	612
58,758	Redwire Corp. *	690
31,326	V2X, Inc. *	2,156
		14,612
AUTOMOBILE COMPONENTS—0.8%
57,927	Adient PLC *	1,205
8,068	Dorman Products, Inc. *	1,002
15,065	Lear Corp.	1,764
2,216	Patrick Industries, Inc.	279
		4,250
BANKS—5.1%
13,110	Ameris Bancorp	1,057
31,050	Associated Banc-Corp.	846
34,523	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,788
13,797	East West Bancorp, Inc.	1,579
1,591	First Citizens BancShares, Inc. Class A	3,293
156,258	First Hawaiian, Inc.	4,149
109,623	First Interstate BancSystem, Inc. Class A	3,888
20,610	Home BancShares, Inc.	596
12,476	Independent Bank Corp.	1,008
16,401	International Bancshares Corp.	1,142
33,919	Pinnacle Financial Partners, Inc.	3,225
11,796	Popular, Inc. (Puerto Rico)	1,575
7,349	Prosperity Bancshares, Inc.	507
3,546	WaFd, Inc.	116
19,752	Wintrust Financial Corp.	2,913
8,138	Zions Bancorp NA	488
		28,170
BEVERAGES—0.2%
18,394	Vita Coco Co., Inc. *	981
BIOTECHNOLOGY—3.0%
10,953	Abivax SA ADR (France)*,1	1,217
65,787	ADMA Biologics, Inc. *	1,138
20,690	Ascendis Pharma AS ADR (Denmark)*,1	4,678
40,802	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	262
5,044	Celcuity, Inc. *	552
19,759	Immunome, Inc. *	486
21,435	Kiniksa Pharmaceuticals International PLC *	941
29,817	Legend Biotech Corp. ADR*,1	522
306,213	MiMedx Group, Inc. *	1,565
10,113	Revolution Medicines, Inc. *	980
12,855	Rhythm Pharmaceuticals, Inc. *	1,318
30,887	Vaxcyte, Inc. *	1,655
16,686	Viking Therapeutics, Inc. *	485
10,463	Xenon Pharmaceuticals, Inc. (Canada)*	429
		16,228
BROADLINE RETAIL—0.0%
20,974	Pattern Group, Inc. Class A*	290
BUILDING PRODUCTS—2.2%
7,141	AAON, Inc.	650
4,269	AZZ, Inc.	531
1,498	Carlisle Cos., Inc.	511
8,002	CSW Industrials, Inc.	2,160
42,261	Modine Manufacturing Co. *	7,804
40,255	Tecogen, Inc. *	151

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
3,849	UFP Industries, Inc.	$397
		12,204
CAPITAL MARKETS—4.2%
67,301	Artisan Partners Asset Management, Inc. Class A	2,996
6,588	Cohen & Steers, Inc.	423
50,813	Donnelley Financial Solutions, Inc. *	2,630
1,705	FactSet Research Systems, Inc.	434
10,803	Hamilton Lane, Inc. Class A	1,526
9,370	Houlihan Lokey, Inc.	1,577
2,486	Morningstar, Inc.	503
13,798	StepStone Group, Inc. Class A	975
15,923	Stifel Financial Corp.	1,963
85,608	StoneX Group, Inc. *	9,610
72,677	SuRo Capital Corp.	679
		23,316
CHEMICALS—3.5%
53,528	Ashland, Inc.	3,274
26,547	Avient Corp.	960
91,414	Axalta Coating Systems Ltd. *	3,070
575,303	Ecovyst, Inc. *	6,104
25,248	Element Solutions, Inc.	735
124,116	Neo Performance Materials, Inc. (Canada)	1,746
139,515	Olin Corp.	2,903
1,576	Quaker Chemical Corp.	242
		19,034
COMMERCIAL SERVICES & SUPPLIES—1.9%
173,280	BrightView Holdings, Inc. *	2,315
8,354	Brink’s Co.	1,061
15,573	Casella Waste Systems, Inc. Class A*	1,571
11,860	GFL Environmental, Inc.	509
90,420	Liquidity Services, Inc. *	2,894
7,225	MillerKnoll, Inc.	145
33,145	Montrose Environmental Group, Inc. *	739
28,557	Quad/Graphics, Inc.	175
13,781	Tetra Tech, Inc.	519
2,554	UniFirst Corp.	549
		10,477
COMMUNICATIONS EQUIPMENT—1.0%
29,379	Calix, Inc. *	1,312
15,671	F5, Inc. *	4,319
		5,631
CONSTRUCTION & ENGINEERING—3.6%
61,913	Ameresco, Inc. Class A*	1,940
27,494	API Group Corp. *	1,143
53,167	Arcosa, Inc.	6,086
2,651	Comfort Systems USA, Inc.	3,028
53,658	Fluor Corp. *	2,479
27,977	Legence Corp. Class A*	1,312
12,615	Primoris Services Corp.	1,870
3,224	Sterling Infrastructure, Inc. *	1,154
1,734	Valmont Industries, Inc.	773
		19,785
CONSUMER FINANCE—2.5%
2,719	Dave, Inc. *	445
23,738	Enova International, Inc. *	3,921
8,821	FirstCash Holdings, Inc.	1,504
92,962	Jefferson Capital, Inc.	1,986
51,833	LendingTree, Inc. *	2,937
100,996	SLM Corp.	2,742
		13,535

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
981	Casey’s General Stores, Inc.	$595
28,714	PriceSmart, Inc.	4,083
27,739	Sprouts Farmers Market, Inc. *	1,967
		6,645
CONTAINERS & PACKAGING—0.6%
2,889	AptarGroup, Inc.	361
200,130	Graphic Packaging Holding Co.	2,932
		3,293
DISTRIBUTORS—0.1%
1,502	Pool Corp.	382
DIVERSIFIED CONSUMER SERVICES—2.7%
35,945	Frontdoor, Inc. *	2,125
11,649	Grand Canyon Education, Inc. *	2,025
175,859	Laureate Education, Inc. *	6,032
51,383	OneSpaWorld Holdings Ltd. (Bahamas)	1,009
12,363	Perdoceo Education Corp.	396
120,686	Universal Technical Institute, Inc. *	3,359
		14,946
ELECTRIC UTILITIES—0.4%
47,058	OGE Energy Corp.	2,055
ELECTRICAL EQUIPMENT—2.2%
31,681	Amprius Technologies, Inc. *	394
52,863	Array Technologies, Inc. *	599
11,361	Bloom Energy Corp. Class A*	1,720
42,798	Electrovaya, Inc. (Canada)*	463
1,846	Generac Holdings, Inc. *	310
47,500	Nextpower, Inc. Class A*	5,562
5,689	nVent Electric PLC	639
7,143	Regal Rexnord Corp.	1,153
107,505	Shoals Technologies Group, Inc. Class A*	1,015
		11,855
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
77,006	Arlo Technologies, Inc. *	977
1,772	Arrow Electronics, Inc. *	235
60,618	Avnet, Inc.	3,782
12,021	Cognex Corp.	465
3,413	Fabrinet (Thailand)*	1,670
61,911	LightPath Technologies, Inc. Class A*	645
2,677	Littelfuse, Inc.	867
6,345	Plexus Corp. *	1,265
45,105	Unusual Machines, Inc. (Puerto Rico)*	625
		10,531
ENERGY EQUIPMENT & SERVICES—1.9%
33,695	Expro Group Holdings NV *	539
161,942	NOV, Inc.	2,972
236,679	Select Water Solutions, Inc.	2,861
14,235	TechnipFMC PLC (United Kingdom)	793
46,945	Tidewater, Inc. *	2,934
3,613	Weatherford International PLC	340
		10,439
ENTERTAINMENT—2.4%
64,896	Atlanta Braves Holdings, Inc. Class C*	2,591
40,893	IMAX Corp. *	1,428
414,764	Lionsgate Studios Corp. *	3,915
17,861	Madison Square Garden Sports Corp. *	5,065
23,059	Starz Entertainment Corp. *	230
		13,229

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—1.3%
35,082	Chime Financial, Inc. Class A*	$892
35,449	Euronet Worldwide, Inc. *	2,569
15,050	HA Sustainable Infrastructure Capital, Inc.	518
3,196	Jack Henry & Associates, Inc.	573
9,789	Shift4 Payments, Inc. Class A*	578
11,713	WEX, Inc. *	1,802
		6,932
FOOD PRODUCTS—0.9%
127,194	Simply Good Foods Co. *	2,387
471,147	SunOpta, Inc. (Canada)*	2,158
12,859	Vital Farms, Inc. *	366
		4,911
GAS UTILITIES—0.3%
11,271	Brookfield Infrastructure Corp. Class A (Canada)	539
4,276	Chesapeake Utilities Corp.	550
30,052	MDU Resources Group, Inc.	617
		1,706
GROUND TRANSPORTATION—1.6%
17,287	Landstar System, Inc.	2,582
3,642	Saia, Inc. *	1,220
96,803	U-Haul Holding Co.	4,967
		8,769
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
5,696	IRhythm Holdings, Inc. *	880
31,629	Lantheus Holdings, Inc. *	2,117
6,239	LeMaitre Vascular, Inc.	530
29,356	LivaNova PLC *	1,929
9,486	Masimo Corp. *	1,303
86,536	Neogen Corp. *	884
91,065	OrthoPediatrics Corp. *	1,590
121,137	Owlet, Inc. *	1,462
124,665	SI-BONE, Inc. *	2,067
15,192	Solventum Corp. *	1,169
2,473	STERIS PLC	650
		14,581
HEALTH CARE PROVIDERS & SERVICES—4.0%
161,982	AdaptHealth Corp. *	1,628
29,250	Addus HomeCare Corp. *	3,027
21,719	Centene Corp. *	941
1,129	Chemed Corp.	482
13,134	Encompass Health Corp.	1,242
4,622	Ensign Group, Inc.	793
18,781	GeneDx Holdings Corp. *	1,808
9,786	Guardant Health, Inc. *	1,116
12,522	HealthEquity, Inc. *	1,073
20,713	Option Care Health, Inc. *	704
3,023	Quest Diagnostics, Inc.	565
109,030	RadNet, Inc. *	7,643
123,283	Talkspace, Inc. *	498
6,145	U.S. Physical Therapy, Inc.	515
		22,035
HEALTH CARE REITS—1.0%
19,846	Alexandria Real Estate Equities, Inc.	1,084
16,141	CareTrust REIT, Inc.	603
156,924	Sila Realty Trust, Inc.	3,821
		5,508
HEALTH CARE TECHNOLOGY—0.0%
24,754	OptimizeRx Corp. *	266

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTEL & RESORT REITS—0.4%
20,999	Ryman Hospitality Properties, Inc.	$1,989
HOTELS, RESTAURANTS & LEISURE—2.4%
4,825	Churchill Downs, Inc.	475
1,195	Domino’s Pizza, Inc.	490
15,612	Dutch Bros, Inc. Class A*	849
459,330	Genius Sports Ltd. (United Kingdom)*	3,996
34,268	Life Time Group Holdings, Inc. *	1,000
77,851	Lindblad Expeditions Holdings, Inc. *	1,298
28,022	Marriott Vacations Worldwide Corp.	1,522
154,335	Penn Entertainment, Inc. *	1,982
10,290	Travel & Leisure Co.	715
2,374	Wingstop, Inc.	630
		12,957
HOUSEHOLD DURABLES—2.1%
6,223	Cavco Industries, Inc. *	3,062
56,723	Green Brick Partners, Inc. *	3,936
22,071	SharkNinja, Inc. *	2,608
4,480	TopBuild Corp. *	2,097
		11,703
INDUSTRIAL REITS—0.1%
8,930	Terreno Realty Corp.	550
INSURANCE—3.1%
27,879	Assured Guaranty Ltd.	2,366
33,020	First American Financial Corp.	2,086
23,692	Global Indemnity Group LLC Class A	685
12,625	Horace Mann Educators Corp.	566
927	Kinsale Capital Group, Inc.	367
11,761	Palomar Holdings, Inc. *	1,454
1,837	Primerica, Inc.	483
220,581	SiriusPoint Ltd. (Sweden)*	4,502
64,346	Skyward Specialty Insurance Group, Inc. *	2,871
862	White Mountains Insurance Group Ltd.	1,763
		17,143
IT SERVICES—0.7%
9,632	Applied Digital Corp. *	327
42,740	ASGN, Inc. *	2,226
68,992	Hackett Group, Inc.	1,259
		3,812
LEISURE PRODUCTS—1.2%
7,364	Brunswick Corp.	591
221,281	Callaway Golf Co. *	3,175
63,216	YETI Holdings, Inc. *	2,890
		6,656
LIFE SCIENCES TOOLS & SERVICES—0.3%
33,839	Adaptive Biotechnologies Corp. *	626
2,746	Bio-Rad Laboratories, Inc. Class A*	807
36,516	CryoPort, Inc. *	347
		1,780
MACHINERY—3.4%
12,625	Alamo Group, Inc.	2,466
96,195	Douglas Dynamics, Inc.	3,625
7,627	Greenbrier Cos., Inc.	385
540,667	Hillman Solutions Corp. *	5,066
10,279	ITT, Inc.	1,874
14,368	Miller Industries, Inc.	589
2,298	Nordson Corp.	631
2,656	SPX Technologies, Inc. *	553
2,168	Standex International Corp.	520
11,105	Stanley Black & Decker, Inc.	873

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
23,629	Timken Co.	$2,202
		18,784
MARINE TRANSPORTATION—0.8%
112,122	Global Ship Lease, Inc. Class A (United Kingdom)	4,209
MEDIA—1.8%
250,749	Magnite, Inc. *	3,628
136,068	National CineMedia, Inc.	491
8,604	New York Times Co. Class A	631
3,019	Nexstar Media Group, Inc.	641
26,896	NIQ Global Intelligence PLC *	457
651,689	Stagwell, Inc. *	3,917
		9,765
METALS & MINING—0.4%
22,203	Coeur Mining, Inc. *	454
1,905	Reliance, Inc.	628
2,671	Royal Gold, Inc.	703
89,788	U.S. Antimony Corp. *	658
		2,443
MULTI-UTILITIES—0.2%
21,216	Avista Corp.	876
6,514	Black Hills Corp.	475
		1,351
OFFICE REITS—0.1%
79,928	Piedmont Realty Trust, Inc.	673
OIL, GAS & CONSUMABLE FUELS—3.5%
59,666	APA Corp.	1,576
24,003	California Resources Corp.	1,284
13,898	Crescent Energy Co. Class A	136
4,934	DT Midstream, Inc.	622
231,098	Kosmos Energy Ltd. (Ghana)*	365
54,983	Matador Resources Co.	2,487
57,748	Murphy Oil Corp.	1,738
23,372	NextDecade Corp. *	124
10,112	Ovintiv, Inc.	440
92,550	Par Pacific Holdings, Inc. *	3,493
46,590	Permian Resources Corp.	751
9,411	Range Resources Corp.	356
226,980	Secure Waste Infrastructure Corp. (Canada)	2,939
143,411	Vitesse Energy, Inc.	3,006
		19,317
PERSONAL CARE PRODUCTS—0.7%
73,714	BellRing Brands, Inc. *	1,833
13,467	elf Beauty, Inc. *	1,145
14,092	Herbalife Ltd. *	243
23,150	Oddity Tech Ltd. Class A (Israel)*	760
		3,981
PHARMACEUTICALS—0.5%
104,632	Elanco Animal Health, Inc. *	2,519
23,803	LENZ Therapeutics, Inc. *	377
		2,896
PROFESSIONAL SERVICES—3.1%
5,032	Booz Allen Hamilton Holding Corp.	445
9,489	Concentrix Corp.	354
66,234	Franklin Covey Co. *	1,349
59,735	Insperity, Inc.	2,553
11,118	KBR, Inc.	476
389,150	Legalzoom.com, Inc. *	3,460
18,546	ManpowerGroup, Inc.	674

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
16,350	Maximus, Inc.	$1,544
16,302	Paycom Software, Inc.	2,197
7,116	TransUnion	562
166,433	Verra Mobility Corp. *	3,212
		16,826
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
2,686	FirstService Corp. (Canada)	417
911	Jones Lang LaSalle, Inc. *	326
13,140	RMR Group, Inc. Class A	199
93,928	Seritage Growth Properties Class A*	310
		1,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
33,062	Axcelis Technologies, Inc. *	2,912
10,013	Credo Technology Group Holding Ltd. *	1,254
39,257	FormFactor, Inc. *	2,767
864,874	indie Semiconductor, Inc. Class A (China)*	3,546
12,815	Kulicke & Soffa Industries, Inc. (Singapore)	735
12,342	Lattice Semiconductor Corp. *	994
17,006	MKS, Inc.	4,003
6,061	Onto Innovation, Inc. *	1,225
11,329	Power Integrations, Inc.	520
3,290	Rambus, Inc. *	374
17,593	Semtech Corp. *	1,403
62,819	Silicon Motion Technology Corp. ADR (Taiwan)[1]	7,471
3,256	Tower Semiconductor Ltd. (Israel)*	439
4,368	Universal Display Corp.	502
		28,145
SOFTWARE—7.5%
216,934	A10 Networks, Inc.	3,783
24,150	ACI Worldwide, Inc. *	1,047
14,025	Bentley Systems, Inc. Class B	493
41,974	Blackbaud, Inc. *	2,254
56,465	Braze, Inc. Class A*	1,176
105,063	Cellebrite DI Ltd. (Israel)*	1,545
19,510	Clear Secure, Inc. Class A	636
13,084	Commvault Systems, Inc. *	1,121
8,065	Descartes Systems Group, Inc. (Canada)*	603
713,189	Digital Turbine, Inc. *	3,723
32,007	Dynatrace, Inc. *	1,219
116,205	I3 Verticals, Inc. Class A*	2,581
9,857	InterDigital, Inc.	3,218
324,308	NCR Voyix Corp. *	3,217
29,173	PAR Technology Corp. *	765
466,431	Porch Group, Inc. *	3,680
12,830	Procore Technologies, Inc. *	725
29,233	Rapid7, Inc. *	348
28,068	Riot Platforms, Inc. *	434

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
22,284	SentinelOne, Inc. Class A*	$312
135,209	Tenable Holdings, Inc. *	2,983
106,784	Viant Technology, Inc. Class A*	1,262
75,899	Weave Communications, Inc. *	493
40,066	Workiva, Inc. *	3,086
18,705	Zeta Global Holdings Corp. Class A*	348
		41,052
SPECIALTY RETAIL—1.3%
173,723	Arhaus, Inc. *	1,768
6,038	Boot Barn Holdings, Inc. *	1,078
2,664	Dick’s Sporting Goods, Inc.	538
7,518	Lithia Motors, Inc.	2,432
2,084	Murphy USA, Inc.	880
7,148	Sonic Automotive, Inc. Class A	429
		7,125
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
9,507	IonQ, Inc. *	380
TEXTILES, APPAREL & LUXURY GOODS—0.6%
28,606	Birkenstock Holding PLC (Germany)*	1,080
52,721	Steven Madden Ltd.	2,314
		3,394
TRADING COMPANIES & DISTRIBUTORS—3.2%
5,018	Applied Industrial Technologies, Inc.	1,307
37,429	BlueLinx Holdings, Inc. *	2,603
29,025	FTAI Aviation Ltd.	7,904
217,932	NPK International, Inc. *	3,010
27,798	Rush Enterprises, Inc. Class A	1,784
3,226	WESCO International, Inc.	934
		17,542
TOTAL COMMON STOCKS (Cost $428,588)		542,321

EXCHANGE-TRADED FUNDS—0.3%

(Cost $1,822)
CAPITAL MARKETS—0.3%
9,983	iShares Russell 2000 Value ETF	1,935
TOTAL INVESTMENTS—99.0% (Cost $430,410)		544,256
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		5,244
TOTAL NET ASSETS—100%		$549,500

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—4.7%
217,865	Axon Enterprise, Inc. *	$105,355
2,472,968	Boeing Co. *	577,982
1,773,399	General Electric Co.	544,061
		1,227,398
AUTOMOBILES—3.6%
2,175,431	Tesla, Inc. *	936,327
BIOTECHNOLOGY—1.3%
697,220	Vertex Pharmaceuticals, Inc. *	327,624
BROADLINE RETAIL—8.2%
8,297,160	Amazon.com, Inc. *	1,985,510
66,652	MercadoLibre, Inc. (Brazil)*	143,155
		2,128,665
CAPITAL MARKETS—1.2%
326,982	Goldman Sachs Group, Inc.	305,862
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.5%
462,269	Costco Wholesale Corp.	434,649
4,040,762	Walmart, Inc.	481,416
		916,065
ELECTRIC UTILITIES—1.4%
1,252,050	Constellation Energy Corp.	351,425
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
2,219,459	Amphenol Corp. Class A	319,780
ENTERTAINMENT—3.9%
5,189,054	Netflix, Inc. *	433,234
413,838	Spotify Technology SA *	207,064
3,358,270	Walt Disney Co.	378,813
		1,019,111
FINANCIAL SERVICES—4.2%
960,624	Mastercard, Inc. Class A	517,575
2,320,053	Toast, Inc. Class A*	72,177
1,545,789	Visa, Inc. Class A	497,481
		1,087,233
GROUND TRANSPORTATION—0.3%
1,004,018	Uber Technologies, Inc. *	80,372
HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
1,520,771	Dexcom, Inc. *	111,077
3,277,322	Edwards Lifesciences Corp. *	266,643
600,231	Intuitive Surgical, Inc. *	302,648
		680,368
HOTELS, RESTAURANTS & LEISURE—1.0%
836,028	Hilton Worldwide Holdings, Inc.	249,563

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—12.0%
2,942,838	Alphabet, Inc. Class A	$994,679
3,117,691	Alphabet, Inc. Class C	1,055,432
1,485,032	Meta Platforms, Inc. Class A	1,064,026
		3,114,137
IT SERVICES—3.1%
421,426	Cloudflare, Inc. Class A*	74,740
2,392,105	Shopify, Inc. Class A (Canada)*	313,916
2,097,847	Snowflake, Inc. *	404,255
		792,911
PHARMACEUTICALS—4.9%
1,012,509	Eli Lilly & Co.	1,050,124
2,020,767	Merck & Co., Inc.	222,830
		1,272,954
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—21.0%
1,724,414	Advanced Micro Devices, Inc. *	408,221
5,189,682	Broadcom, Inc.	1,719,342
14,780,618	NVIDIA Corp.	2,825,019
1,432,591	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	473,557
		5,426,139
SOFTWARE—13.6%
450,335	AppLovin Corp. Class A*	213,058
1,515,043	Cadence Design Systems, Inc. *	448,998
928,420	Crowdstrike Holdings, Inc. Class A*	409,809
1,540,428	Datadog, Inc. Class A*	199,208
3,849,698	Microsoft Corp.	1,656,487
1,661,704	Oracle Corp.	273,483
799,087	Palantir Technologies, Inc. Class A*	117,138
1,792,634	ServiceNow, Inc. *	209,756
		3,527,937
SPECIALTY RETAIL—2.0%
2,542,216	Industria de Diseno Textil SA (Spain)	165,422
2,472,939	O’Reilly Automotive, Inc. *	243,362
776,386	TJX Cos., Inc.	116,310
		525,094
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.1%
6,113,161	Apple, Inc.	1,586,243
TOTAL COMMON STOCKS (Cost $8,960,445)		25,875,208
TOTAL INVESTMENTS—99.8% (Cost $8,960,445)		25,875,208
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		42,246
TOTAL NET ASSETS—100%		$25,917,454

FAIR VALUE MEASUREMENTS
As of January 31, 2026, the investment in Industria de Diseno Textil SA (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Convertible Securities Fund (currently, Harbor Ares Systematic Convertible Securities Fund)
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value and Cost in Thousands

Convertible Bonds—84.2%
Principal Amount		Value
AEROSPACE & DEFENSE—2.0%
$100	AeroVironment, Inc. 0.000%—07/15/2030[1]	$118
200	Astronics Corp. 0.000%—01/15/2031[1,2]	306
25	Rocket Lab USA, Inc. 4.250%—02/01/2029[2]	390
		814
AUTOMOBILES—1.4%
300	Lucid Group, Inc. 5.000%—04/01/2030[2]	175
400	Rivian Automotive, Inc. 3.625%—10/15/2030	379
		554
BIOTECHNOLOGY—7.9%
400	Alnylam Pharmaceuticals, Inc. 0.000%—09/15/2028[1,2]	374
100	ANI Pharmaceuticals, Inc. 2.250%—09/01/2029	130
	Bridgebio Pharma, Inc.
300	0.750%—02/01/2033[2]	307
300	2.250%—02/01/2029	342
		649
200	Cogent Biosciences, Inc. 1.625%—11/15/2031	241
	Guardant Health, Inc.
400	0.000%—11/15/2027[1]	447
300	0.000%—05/15/2033[1,2]	357
		804
	Halozyme Therapeutics, Inc.
200	0.250%—03/01/2027	222
100	0.875%—11/15/2032[2]	105
		327
	Ionis Pharmaceuticals, Inc.
100	0.000%—12/01/2030[1,2]	111
200	1.750%—06/15/2028	329
		440
100	Ligand Pharmaceuticals, Inc. 0.750%—10/01/2030[2]	120
100	Sarepta Therapeutics, Inc. 4.875%—09/01/2030[2]	80
		3,165
CAPITAL MARKETS—4.1%
300	Cipher Mining, Inc. 0.000%—10/01/2031[1,2]	382
200	Cleanspark, Inc. 0.000%—02/15/2032[1,2]	168
200	Hercules Capital, Inc. 4.750%—09/01/2028[2]	201
300	MARA Holdings, Inc. 0.000%—03/01/2030[1]	252
100	Riot Platforms, Inc. 0.750%—01/15/2030	132
400	Terawulf, Inc. 1.000%—09/01/2031[2]	525
		1,660

Convertible Bonds—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—1.8%
$400	Alarm.com Holdings, Inc. 2.250%—06/01/2029	$380
300	Block, Inc. 0.250%—11/01/2027	279
100	Hertz Corp. 5.500%—10/01/2030[2]	76
		735
COMMUNICATIONS EQUIPMENT—3.1%
	Lumentum Holdings, Inc.
300	0.375%—03/15/2032[2]	681
100	1.500%—12/15/2029	565
		1,246
CONSTRUCTION & ENGINEERING—0.7%
100	Granite Construction, Inc. 3.750%—05/15/2028	266
DIVERSIFIED FINANCIAL SERVICES—1.8%
100	Coinbase Global, Inc. 0.250%—04/01/2030	98
250	Galaxy Digital Holdings LP 3.000%—12/15/2026[2]	289
300	WisdomTree, Inc. 4.625%—08/15/2030[2]	350
		737
DIVERSIFIED REITS—1.0%
200	Welltower OP LLC 2.750%—05/15/2028[2]	398
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
100	A10 Networks, Inc. 2.750%—04/01/2030[2]	104
100	Applied Digital Corp. 2.750%—06/01/2030	363
300	AST SpaceMobile, Inc. 2.000%—01/15/2036[2]	410
		877
ELECTRIC UTILITIES—5.2%
300	CenterPoint Energy, Inc. 4.250%—08/15/2026	335
200	Evergy, Inc. 4.500%—12/15/2027	254
100	Exelon Corp. 3.250%—03/15/2029[2]	100
500	FirstEnergy Corp. 3.625%—01/15/2029[2]	546
200	PPL Capital Funding, Inc. 2.875%—03/15/2028	225
	Southern Co.
300	3.250%—06/15/2028[2]	301
300	4.500%—06/15/2027	323
		624
		2,084
ELECTRICAL EQUIPMENT—0.4%
100	Array Technologies, Inc. 2.875%—07/01/2031[2]	170

⬤

Harbor Convertible Securities Fund (currently, Harbor Ares Systematic Convertible Securities Fund)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
$100	Advanced Energy Industries, Inc. 2.500%—09/15/2028	$195
100	Mirion Technologies, Inc. 0.250%—06/01/2030[2]	129
200	OSI Systems, Inc. 0.500%—02/01/2031[2]	199
200	Vishay Intertechnology, Inc. 2.250%—09/15/2030	202
		725
ENERGY EQUIPMENT & SERVICES—2.0%
	Eos Energy Enterprises, Inc.
200	1.750%—12/01/2031[2]	237
100	6.750%—06/15/2030[2]	308
		545
100	Green Plains, Inc. 5.250%—11/01/2030	114
100	Sunrun, Inc. 4.000%—03/01/2030	145
		804
ENTERTAINMENT—1.4%
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[1]	363
200	Live Nation Entertainment, Inc. 2.875%—10/15/2031[2]	200
		563
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.5%
200	Blackstone Mortgage Trust, Inc. 5.500%—03/15/2027	198
100	Kite Realty Group LP 0.750%—04/01/2027[2]	105
100	Pebblebrook Hotel Trust 1.625%—01/15/2030[2]	98
100	PennyMac Corp. 8.500%—06/01/2029	105
200	Realty Income Corp. 3.500%—01/15/2029[2]	204
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	104
200	Tanger Properties LP 2.375%—01/15/2031[2]	198
		1,012
FINANCIAL SERVICES—2.0%
100	EZCORP, Inc. 3.750%—12/15/2029[2]	202
	SoFi Technologies, Inc.
300	0.000%—10/15/2026[1,2]	357
100	1.250%—03/15/2029[2]	250
		607
		809
GROUND TRANSPORTATION—1.0%
300	Uber Technologies, Inc. 0.875%—12/01/2028	385

Convertible Bonds—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—3.7%
$200	Alphatec Holdings, Inc. 0.750%—03/15/2030[2]	$245
100	CONMED Corp. 2.250%—06/15/2027	97
300	Envista Holdings Corp. 1.750%—08/15/2028	292
300	Haemonetics Corp. 2.500%—06/01/2029	297
100	IRhythm Holdings, Inc. 1.500%—09/01/2029	128
100	LeMaitre Vascular, Inc. 2.500%—02/01/2030	102
100	Omnicell, Inc. 1.000%—12/01/2029	112
100	Oscar Health, Inc. 2.250%—09/01/2030[2]	99
100	Tandem Diabetes Care, Inc. 1.500%—03/15/2029	102
		1,474
HOUSEHOLD DURABLES—1.1%
100	LCI Industries 3.000%—03/01/2030[2]	136
300	Winnebago Industries, Inc. 3.250%—01/15/2030	292
		428
INTERACTIVE MEDIA & SERVICES—0.7%
200	Snap, Inc. 0.125%—03/01/2028	183
100	Upwork, Inc. 0.250%—08/15/2026	98
		281
INTERNET & CATALOG RETAIL—3.3%
200	DoorDash, Inc. 0.000%—05/15/2030[1,2]	201
	Etsy, Inc.
300	0.125%—10/01/2026	299
400	0.125%—09/01/2027	373
		672
100	Groupon, Inc. 6.250%—03/15/2027[2]	97
400	Match Group Financeco 3, Inc. 2.000%—01/15/2030[2]	362
		1,332
IT SERVICES—5.8%
500	Akamai Technologies, Inc. 1.125%—02/15/2029	526
300	Rubrik, Inc. 0.000%—06/15/2030[1,2]	270
100	Seagate HDD Cayman 3.500%—06/01/2028	497
300	Snowflake, Inc. 0.000%—10/01/2027[1]	407
500	Super Micro Computer, Inc. 3.500%—03/01/2029	458

⬤

Harbor Convertible Securities Fund (currently, Harbor Ares Systematic Convertible Securities Fund)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
IT SERVICES—Continued
$200	Zscaler, Inc. 0.000%—07/15/2028[1,2]	$186
		2,344
LEISURE PRODUCTS—0.5%
	NCL Corp. Ltd.
100	0.750%—09/15/2030[2]	98
100	1.125%—02/15/2027	100
		198
MACHINERY—3.0%
500	Bloom Energy Corp. 0.000%—11/15/2030[1,2]	567
300	BWX Technologies, Inc. 0.000%—11/01/2030[1,2]	310
300	JBT Marel Corp. 0.375%—09/15/2030[2]	323
		1,200
MEDIA—1.4%
100	Liberty Live Holdings, Inc. 2.375%—09/30/2053[2]	147
400	Sirius XM Holdings, Inc. 3.750%—03/15/2028	407
		554
METALS & MINING—0.7%
100	MP Materials Corp. 3.000%—03/01/2030[2]	285
MULTI-UTILITIES—0.8%
	WEC Energy Group, Inc.
100	3.375%—06/01/2028[2]	103
200	4.375%—06/01/2027	233
		336
OIL, GAS & CONSUMABLE FUELS—1.4%
200	Centrus Energy Corp. 0.000%—08/15/2032[1,2]	290
100	Solaris Energy Infrastructure, Inc. 0.250%—10/01/2031	123
100	UGI Corp. 5.000%—06/01/2028	151
		564
PASSENGER AIRLINES—0.2%
100	JetBlue Airways Corp. 2.500%—09/01/2029	102
PHARMACEUTICALS—2.1%
100	Amphastar Pharmaceuticals, Inc. 2.000%—03/15/2029	94
100	Dexcom, Inc. 0.375%—05/15/2028	94
100	Jazz Investments I Ltd. 3.125%—09/15/2030	131
100	Mirum Pharmaceuticals, Inc. 4.000%—05/01/2029	331

Convertible Bonds—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$200	Pacira BioSciences, Inc. 2.125%—05/15/2029	$190
		840
PROFESSIONAL SERVICES—0.6%
100	Planet Labs PBC 0.500%—10/15/2030[2]	228
ROAD & RAIL—0.2%
100	CryoPort, Inc. 0.750%—12/01/2026[2]	96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
100	MACOM Technology Solutions Holdings, Inc. 0.000%—12/15/2029[1]	144
100	MKS, Inc. 1.250%—06/01/2030	168
100	ON Semiconductor Corp. 0.500%—03/01/2029	98
		410
SOFTWARE—9.3%
300	Akamai Technologies, Inc. 0.375%—09/01/2027	319
100	Alignment Healthcare, Inc. 4.250%—11/15/2029	167
100	Bandwidth, Inc. 0.500%—04/01/2028	88
100	Bentley Systems, Inc. 0.375%—07/01/2027	96
100	Cerence, Inc. 1.500%—07/01/2028	91
200	Cloudflare, Inc. 0.000%—06/15/2030[1,2]	211
100	Confluent, Inc. 0.000%—01/15/2027[1]	98
200	CoreWeave, Inc. 1.750%—12/01/2031[2]	231
100	CyberArk Software Ltd. 0.000%—06/15/2030[1,2]	106
100	Datadog, Inc. 0.000%—12/01/2029[1]	99
	DigitalOcean Holdings, Inc.
200	0.000%—12/01/2026[1]	194
100	0.000%—08/15/2030[1,2]	158
		352
200	Dropbox, Inc. 0.000%—03/01/2028[1]	198
100	Fastly, Inc. 0.000%—12/15/2030[1,2]	95
100	Porch Group, Inc. 6.750%—10/01/2028[2]	101
	Strategy, Inc.
300	0.000%—12/01/2029[1]	254
200	2.250%—06/15/2032	224
		478
	Unity Software, Inc.
400	0.000%—11/15/2026[1]	387
200	0.000%—03/15/2030[1,2]	225
		612

⬤

Harbor Convertible Securities Fund (currently, Harbor Ares Systematic Convertible Securities Fund)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
SOFTWARE—Continued
$400	Workiva, Inc. 1.250%—08/15/2028	$388
		3,730
SPECIALTY RETAIL—1.8%
300	GameStop Corp. 0.000%—04/01/2030[1,2]	325
	Wayfair, Inc.
100	3.250%—09/15/2027	171
100	3.500%—11/15/2028	236
		407
		732
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.3%
200	Western Digital Corp. 3.000%—11/15/2028	1,329
WIRELESS TELECOMMUNICATION SERVICES—1.0%
100	InterDigital, Inc. 3.500%—06/01/2027	423
Total Convertible Bonds (Cost $29,826)		33,890

Convertible Preferred Stocks—12.7%
Shares
AEROSPACE & DEFENSE—2.4%
13,142	Boeing Co.—6.000%	982
BANKS—3.0%
408	Bank of America Corp.—7.250%	508
550	Wells Fargo & Co.—7.500%	679
		1,187
CAPITAL MARKETS—0.7%
5,861	KKR & Co., Inc.—6.250%	287

Convertible Preferred Stocks—Continued
Shares		Value
CHEMICALS—1.1%
6,198	Albemarle Corp.—7.250%	$430
ELECTRIC UTILITIES—2.0%
774	NextEra Energy, Inc.—7.234%	40
11,035	NextEra Energy, Inc.—7.299%	612
4,180	PG&E Corp.—6.000%	167
		819
FINANCIAL SERVICES—0.9%
3,483	Apollo Global Management, Inc.—6.750%	242
1,591	Shift4 Payments, Inc.—6.000%	119
		361
HEALTH CARE PROVIDERS & SERVICES—0.5%
1,498	BrightSpring Health Services, Inc.—6.750%	200
OIL, GAS & CONSUMABLE FUELS—0.9%
7,200	El Paso Energy Capital Trust I—4.750%	360
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
2,453	Microchip Technology, Inc.—7.500%	164
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
4,022	Hewlett Packard Enterprise Co.—7.625%	243
TRADING COMPANIES & DISTRIBUTORS—0.2%
1,265	QXO, Inc.—5.500%	80
Total Convertible Preferred Stocks (Cost $4,821)		5,113
TOTAL INVESTMENTS—96.9% (Cost $34,647)		39,003
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		1,242
TOTAL NET ASSETS—100.0%		$40,245

FAIR VALUE MEASUREMENTS
As of January 31, 2026, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Zero coupon bond
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $15,008 or 37% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value and Cost in Thousands

Asset-Backed Securities—12.5%
Principal Amount		Value
$385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$380
	AMSR Trust
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	778
7,154	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	7,111
		7,889
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 5.168% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,3]	1,123
4,782	Apidos CLO XXXIX Ltd. Series 2022-39A Cl. A1R 4.900% (3 Month USD Term SOFR + 1.230%) 10/21/2038[1,3]	4,793
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,573
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,564
		4,137
	CIFC Funding Ltd.
5,816	Series 2014-4RA Cl. A1A2 4.658% (3 Month USD Term SOFR + 0.990%) 01/17/2035[1,3]	5,820
1,630	Series 2022-1A Cl. A 4.988% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,3]	1,633
1,548	Series 2024-3A Cl. A1 5.150% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,3]	1,554
497	Series 2023-3A Cl. A 5.268% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,3]	497
		9,504
862	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	866
4,344	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	4,366
	DB Master Finance LLC
2,275	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,238
1,845	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,835
6,600	Series 2019-1A Cl. A23 4.352%—05/20/2049[1]	6,534
		10,607
5,091	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	4,854
2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 5.098% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,3]	2,989

Asset-Backed Securities—Continued
Principal Amount		Value
$3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.018% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,3]	$3,175
4,199	Elmwood CLO 39 Ltd. Series 2025-2A Cl. A1 4.808% (3 Month USD Term SOFR + 1.140%) 04/17/2038[1,3]	4,204
768	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	773
320	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	316
1,000	Ford Credit Auto Owner Trust Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,033
846	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	848
	GM Financial Consumer Automobile Receivables Trust
259	Series 2022-3 Cl. A4 3.710%—12/16/2027	259
923	Series 2024-1 Cl. A3 4.850%—12/18/2028	929
		1,188
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2A Cl. A 5.060%—03/15/2031[1]	3,826
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,148
		5,974
5,324	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.042% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,3]	5,341
	Home Partners of America Trust
215	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	198
128	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	128
		326
2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	2,024
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	365
	Navient Private Education Refi Loan Trust
67	Series 2021-A Cl. A 0.840%—05/15/2069[1]	62
157	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	144
		206
	NextGear Floorplan Master Owner Trust
3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,194
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,089
		4,283

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	Palmer Square CLO Ltd.
$7,611	Series 2021-4A Cl. A1R 4.992% (3 Month USD Term SOFR + 1.320%) 07/15/2038[1,3]	$7,660
3,427	Series 2022-4A Cl. A1R 5.018% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	3,440
1,105	Series 2024-1A Cl. A 5.172% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,3]	1,108
		12,208
	PFS Financing Corp.
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,153
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,881
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	523
		5,557
3,041	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	3,094
	Progress Residential Trust
1,058	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,042
6,654	Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	6,355
		7,397
	SBA Small Business Investment Cos.
4,200	Series 2025-10A Cl. 1 4.963%—03/10/2035	4,277
3,965	Series 2024-10A Cl. 1 5.035%—03/10/2034	4,004
1,347	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,373
5,773	Series 2023-10B Cl. 1 5.688%—09/10/2033	6,006
		15,660
3,568	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	3,586
3,234	Servpro Master Issuer LLC Series 2024-1A Cl. A2 6.174%—01/25/2054[1]	3,348
884	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	889
161	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	159
6,700	STORE Master Funding LLC Series 2025-1A Cl. A2 4.980%—10/20/2055[1]	6,639
	Subway Funding LLC
3,950	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	4,005
2,076	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	2,120
		6,125

Asset-Backed Securities—Continued
Principal Amount		Value
	Taco Bell Funding LLC
$2,555	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	$2,496
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	572
		3,068
	Tricon Residential Trust
3,052	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	3,037
5,184	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,195
5,719	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	5,731
		13,963
	U.S. Small Business Administration
42	Series 2012-20C Cl. 1 2.510%—03/01/2032	40
76	Series 2017-20H Cl. 1 2.750%—08/01/2037	70
124	Series 2014-20K Cl. 1 2.800%—11/01/2034	117
122	Series 2015-20H Cl. 1 2.820%—08/01/2035	117
144	Series 2018-20B Cl. 1 3.220%—02/01/2038	136
258	Series 2023-25B Cl. 1 4.610%—02/01/2048	255
7,598	Series 2025-25K Cl. 1 4.730%—11/01/2050	7,636
926	Series 2023-25A Cl. 1 4.910%—01/01/2048	929
2,920	Series 2024-25C Cl. 1 4.970%—03/01/2049	2,971
6,018	Series 2024-25K Cl. 1 5.010%—11/01/2049	6,080
1,139	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,147
3,704	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,746
950	Series 2022-25K Cl. 1 5.130%—11/01/2047	973
2,325	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,363
1,662	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,698
4,153	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,266
475	Series 2023-25I Cl. 1 5.410%—09/01/2048	494
1,058	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,117
		34,155
	Wendy’s Funding LLC
195	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	182

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$955	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	$858
3,171	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,106
		4,146
Total Asset-Backed Securities (Cost $198,940)		$201,558

Collateralized Mortgage Obligations—8.1%

4,092	ARES Commercial Mortgage Trust Series 2025-IND3 Cl. A 5.180% (1 Month USD Term SOFR + 1.500%) 04/15/2042[1,3]	4,103
	Bank
7,490	Series 2021-BN35 Cl. A4 2.031%—06/15/2064	6,671
709	Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	703
		7,374
	Bank5
6,513	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[3]	6,755
5,563	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[3]	5,878
		12,633
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,955
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,624
6,382	Series 2024-5C27 Cl. A3 6.014%—07/15/2057	6,707
		15,286
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	367
2,440	Series 2024-V5 Cl. A3 5.805%—01/10/2057	2,541
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[3]	723
5,913	Series 2024-V6 Cl. A3 5.926%—03/15/2057	6,185
4,000	Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	4,237
		14,053
	BMO Mortgage Trust
4,600	Series 2026-C14 Cl. A5 5.317%—02/15/2059	4,734
549	Series 2023-C7 Cl. A5 6.160%—12/15/2056	588
		5,322

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BX Commercial Mortgage Trust
$2,040	Series 2024-XL5 Cl. A 5.072% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,3]	$2,044
112	Series 2023-XL3 Cl. A 5.442% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,3]	112
		2,156
	BX Trust
4,125	Series 2025-VLT6 Cl. A 5.123% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,3]	4,136
8,189	Series 2025-VOLT Cl. A 5.380% (1 Month USD Term SOFR + 1.700%) 12/15/2044[1,3]	8,241
2,699	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,716
		15,093
4,371	Chase Home Lending Mortgage Trust Series 2024-9 Cl. A4 5.500%—09/25/2055[1,3]	4,383
1,349	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,345
2,795	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	2,818
358	COMM Mortgage Trust Series 2016-COR1 Cl. A3 2.826%—10/10/2049	356
126	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-2 Cl. MA 3.500%—08/26/2058	123
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[3]	3,241
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	545
85	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,3]	75
	GS Mortgage-Backed Securities Trust
6,657	Series 2025-PJ9 Cl. A6 5.000%—03/25/2056[1,3]	6,667
3,585	Series 2025-PJ7 Cl. A5 5.500%—12/25/2055[1,3]	3,601
		10,268
	JP Morgan Mortgage Trust
2,528	Series 2025-2 Cl. A4A 5.500%—07/25/2055[1,3]	2,548
3,296	Series 2025-4 Cl. A4A 5.500%—11/25/2055[1,3]	3,329
923	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,3]	928
1,225	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,3]	1,238
		8,043
330	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Cl. A4 3.306%—04/15/2048	326

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	Morgan Stanley Capital I Trust
$2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	$2,541
5	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	6
		2,547
36	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,3]	32
	Sequoia Mortgage Trust
6,663	Series 2026-INV1 Cl. A4 5.000%—01/25/2056[1,3]	6,702
2,498	Series 2025-6 Cl. A11 5.500%—07/25/2055[1,3]	2,511
1,184	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,3]	1,193
		10,406
332	Tricon American Homes Trust Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	327
302	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	302
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,938
4,092	Series 2018-C45 Cl. A4 4.184%—06/15/2051	4,089
		6,027
3,300	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.528%—07/15/2040[1,3]	3,404
Total Collateralized Mortgage Obligations (Cost $129,318)		130,588

Corporate Bonds & Notes—30.2%

AEROSPACE & DEFENSE—0.5%
5,475	BAE Systems PLC 3.400%—04/15/2030[1]	5,299
2,100	L3Harris Technologies, Inc. 5.500%—08/15/2054	2,064
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,486
		8,849
AUTOMOBILES—1.6%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	632
2,929	Cummins, Inc. 5.300%—05/09/2035	3,028
6,100	Daimler Truck Finance North America LLC 4.650%—10/12/2030[1]	6,148
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,107
971	4.300%—04/06/2029	972
2,750	5.750%—02/08/2031	2,891
		4,970

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	Hyundai Capital America
$4,231	4.550%—09/26/2029[1]	$4,266
1,203	5.300%—06/24/2029[1]	1,242
		5,508
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,804
3,338	4.750%—11/13/2028[1]	3,377
		6,181
		26,467
BANKS—4.4%
	Bank of America Corp.
8,962	2.572%—10/20/2032[4]	8,088
2,322	3.311%—04/22/2042[4]	1,819
		9,907
	Barclays PLC
2,100	5.690%—03/12/2030[4]	2,187
2,335	6.490%—09/13/2029[4]	2,467
		4,654
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,596
	Citigroup, Inc.
2,359	3.520%—10/27/2028[4]	2,340
3,329	4.412%—03/31/2031[4]	3,329
3,874	4.542%—09/19/2030[4]	3,907
		9,576
8,509	HSBC Holdings PLC 5.130%—03/03/2031[4]	8,723
	ING Groep NV
2,460	5.335%—03/19/2030[4]	2,540
3,000	6.114%—09/11/2034[4]	3,238
		5,778
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[4]	6,366
250	4.493%—03/24/2031[4]	252
3,130	5.336%—01/23/2035[4]	3,225
		9,843
1,145	Lloyds Banking Group PLC 5.679%—01/05/2035[4]	1,200
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	428
3,899	Truist Financial Corp. 4.597%—01/27/2032[4]	3,910
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[4]	5,465
	U.S. Bancorp
3,315	4.839%—02/01/2034[4]	3,329
1,544	5.678%—01/23/2035[4]	1,620
		4,949
		71,029
BUILDING PRODUCTS—0.2%
2,908	Carlisle Cos., Inc. 5.550%—09/15/2040	2,956

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—3.6%
$300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[4]	$310
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	439
173	2.800%—09/30/2050[1]	107
856	3.500%—09/10/2049[1]	613
2,515	6.200%—04/22/2033[1]	2,715
		3,874
5,784	Blackstone Reg Finance Co. LLC 5.000%—12/06/2034	5,785
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	300
1,490	3.900%—01/25/2028	1,488
		1,788
	Goldman Sachs Group, Inc.
5,176	3.800%—03/15/2030	5,100
2,729	5.218%—04/23/2031[4]	2,812
		7,912
4,320	Golub Capital BDC, Inc. 7.050%—12/05/2028	4,548
6,183	KKR & Co., Inc. 5.100%—08/07/2035	6,125
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	53
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	158
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,575
	Macquarie Group Ltd.
2,861	5.033%—01/15/2030[1,4]	2,918
1,695	6.255%—12/07/2034[1,4]	1,842
		4,760
	Morgan Stanley
3,710	2.943%—01/21/2033[4]	3,382
6,213	5.073%—01/30/2037[4]	6,191
		9,573
6,666	Morgan Stanley MTN 3.622%—04/01/2031[4]	6,474
3,698	UBS Group AG 4.844%—11/06/2033[1,4]	3,701
		58,636
COMMERCIAL SERVICES & SUPPLIES—1.0%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,606
300	Moody’s Corp. 3.250%—05/20/2050	203
5,540	Rentokil Terminix Funding LLC 5.000%—04/28/2030[1]	5,645
7,316	Triton Container International Ltd./TAL International Container Corp. 5.150%—02/15/2033	7,287
		16,741
COMMUNICATIONS EQUIPMENT—0.1%
1,914	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	1,929

Corporate Bonds & Notes—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—0.2%
$3,807	Sonoco Products Co. 5.000%—09/01/2034	$3,783
DIVERSIFIED FINANCIAL SERVICES—2.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
906	3.000%—10/29/2028	879
1,662	5.100%—01/19/2029	1,701
6,300	6.450%—04/15/2027	6,466
		9,046
4,887	Atlas Warehouse Lending Co. LP 4.625%—11/15/2028[1]	4,910
	Aviation Capital Group LLC
4,948	4.800%—10/24/2030[1]	4,962
2,235	6.375%—07/15/2030[1]	2,388
		7,350
7,384	Brookfield Asset Management Ltd. 4.653%—11/15/2030	7,452
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,685
	Capital One Financial Corp.
435	4.927%—05/10/2028[4]	440
813	5.468%—02/01/2029[4]	833
4,397	6.051%—02/01/2035[4]	4,620
		5,893
		36,336
DIVERSIFIED REITS—0.6%
514	American Tower Trust I 5.490%—03/15/2053[1]	523
	SBA Tower Trust
500	1.631%—05/15/2051[1]	491
705	2.593%—10/15/2056[1]	633
6,531	4.831%—10/15/2029[1]	6,565
1,578	6.599%—11/15/2052[1]	1,614
		9,303
		9,826
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
	AT&T, Inc.
1,302	3.650%—09/15/2059	860
7,136	4.750%—04/30/2033	7,126
		7,986
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,621
162	4.500%—08/10/2033	159
		4,780
		12,766
ELECTRIC UTILITIES—3.0%
	Berkshire Hathaway Energy Co.
7,190	4.450%—01/15/2049	5,992
275	6.125%—04/01/2036	298
		6,290
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,815

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Dominion Energy, Inc.
$785	3.375%—04/01/2030	$758
1,150	5.250%—08/01/2033	1,176
		1,934
	DTE Energy Co.
2,306	4.875%—06/01/2028	2,346
2,769	5.850%—06/01/2034	2,946
		5,292
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,786
	Eversource Energy
1,080	2.900%—03/01/2027	1,067
5,295	5.450%—03/01/2028	5,436
		6,503
	Exelon Corp.
5,615	4.450%—04/15/2046	4,723
62	4.700%—04/15/2050	53
243	5.100%—06/15/2045	224
		5,000
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,506
5,857	Niagara Mohawk Power Corp. 5.996%—07/03/2055[1]	5,908
	Northern States Power Co.
158	4.500%—06/01/2052	135
4,085	6.250%—06/01/2036	4,502
		4,637
308	Southern Co. 4.250%—07/01/2036	288
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,524
		48,483
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
4,397	Amphenol Corp. 5.300%—11/15/2055	4,197
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
1,879	Agree LP 4.800%—10/01/2032	1,895
2,645	Simon Property Group LP 5.500%—03/08/2033	2,778
		4,673
FINANCIAL SERVICES—0.7%
	American Express Co.
4,168	5.016%—04/25/2031[4]	4,279
322	5.043%—05/01/2034[4]	328
		4,607
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	151
	PNC Financial Services Group, Inc.
1,160	5.068%—01/24/2034[4]	1,183
2,571	5.354%—12/02/2028[4]	2,636

Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—Continued
$3,095	5.676%—01/22/2035[4]	$3,248
163	6.875%—10/20/2034[4]	183
		7,250
		12,008
HEALTH CARE PROVIDERS & SERVICES—0.6%
853	Cigna Group 3.400%—03/01/2027	849
	CVS Pass-Through Trust
133	5.773%—01/10/2033[1]	136
38	5.880%—01/10/2028	38
676	8.353%—07/10/2031[1]	731
		905
425	Elevance Health, Inc. 4.750%—02/15/2033	425
	Health Care Service Corp. A Mutual Legal Reserve Co.
2,700	2.200%—06/01/2030[1]	2,455
4,642	5.200%—06/15/2029[1]	4,763
		7,218
		9,397
INDUSTRIAL CONGLOMERATES—0.2%
2,631	Ashtead Capital, Inc. 5.500%—08/11/2032[1]	2,728
INSURANCE—2.2%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	414
3,680	5.375%—04/05/2034[1]	3,800
		4,214
4,555	Brown & Brown, Inc. 5.250%—06/23/2032	4,648
6,550	Corebridge Global Funding 5.200%—01/12/2029[1]	6,730
	GA Global Funding Trust
2,490	5.200%—12/09/2031[1]	2,522
5,786	5.500%—01/08/2029-04/01/2032[1]	5,936
		8,458
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	533
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	782
160	5.672%—12/01/2052[1]	155
		937
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,760
3,495	4.850%—01/08/2029[1]	3,569
		6,329
3,605	Peachtree Corners Funding Trust II 6.012%—05/15/2035[1]	3,797
		35,646
INTERACTIVE MEDIA & SERVICES—0.2%
3,060	Meta Platforms, Inc. 4.600%—11/15/2032	3,069

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INTERNET & CATALOG RETAIL—0.1%
$2,423	Amazon.com, Inc. 4.100%—04/13/2062	$1,850
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,587
MACHINERY—0.4%
6,004	Nordson Corp. 4.500%—12/15/2029	6,053
MEDIA—0.4%
1,883	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	1,947
360	Comcast Corp. 2.350%—01/15/2027	355
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	351
3,795	5.700%—06/15/2033[1]	3,831
		4,182
		6,484
MULTI-UTILITIES—0.0%
	PG&E Wildfire Recovery Funding LLC
354	3.594%—06/01/2032	349
222	4.022%—06/01/2033	222
183	4.722%—06/01/2039	180
		751
OIL, GAS & CONSUMABLE FUELS—1.7%
7,835	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	8,368
	ConocoPhillips Co.
878	5.500%—01/15/2055	846
961	5.550%—03/15/2054	933
		1,779
	Diamondback Energy, Inc.
2,346	5.550%—04/01/2035	2,416
1,543	6.250%—03/15/2033	1,666
		4,082
	Energy Transfer LP
1,450	5.550%—05/15/2034	1,493
2,688	5.750%—02/15/2033	2,820
		4,313
1,259	Kinder Morgan, Inc. 5.850%—06/01/2035	1,333
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,720
474	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	286
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	203
4,779	4.950%—09/15/2034	4,788
		4,991
		26,872
PASSENGER AIRLINES—0.1%
210	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	208

Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—Continued
$266	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	$263
	United Airlines Pass-Through Trust
163	3.100%—01/07/2030	160
628	4.000%—10/11/2027	628
		788
		1,259
PROFESSIONAL SERVICES—0.4%
	Verisk Analytics, Inc.
741	3.625%—05/15/2050	535
4,100	5.250%—06/05/2034	4,190
1,100	5.750%—04/01/2033	1,163
		5,888
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
808	CBRE Services, Inc. 4.800%—06/15/2030	820
ROAD & RAIL—0.5%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,067
190	6.125%—09/15/2115	193
		1,260
2,430	JB Hunt Transport Services, Inc. 4.900%—03/15/2030	2,486
155	Norfolk Southern Corp. 4.837%—10/01/2041	146
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,848
		8,740
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
3,574	Broadcom, Inc. 4.000%—04/15/2029[1]	3,565
	NXP BV/NXP Funding LLC/NXP USA, Inc.
4,140	2.500%—05/11/2031	3,747
1,230	3.150%—05/01/2027	1,217
3,185	4.300%—06/18/2029	3,196
		8,160
		11,725
SOFTWARE—0.9%
4,534	AppLovin Corp. 5.125%—12/01/2029	4,652
1,199	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,206
	Oracle Corp.
2,681	3.950%—03/25/2051	1,760
3,700	4.800%—09/26/2032	3,583
3,317	5.250%—02/03/2032	3,314
		8,657
		14,515
SPECIALTY RETAIL—0.8%
	Lowe’s Cos., Inc.
3,997	3.000%—10/15/2050	2,564
77	3.700%—04/15/2046	59

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$199	5.000%—04/15/2040	$193
697	5.625%—04/15/2053	679
		3,495
9,192	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	9,450
		12,945
TRADING COMPANIES & DISTRIBUTORS—0.6%
	Ferguson Finance PLC
4,590	3.250%—06/02/2030[1]	4,382
4,751	4.650%—04/20/2032[1]	4,736
		9,118
WIRELESS TELECOMMUNICATION SERVICES—0.6%
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,182
3,238	5.150%—04/15/2034	3,294
2,745	5.875%—11/15/2055	2,729
		9,205
Total Corporate Bonds & Notes (Cost $480,175)		488,331

Mortgage Pass-Through—23.7%

	Federal Home Loan Mortgage Corp.
7,404	2.000%—06/01/2050-01/01/2051	6,074
55,367	2.500%—08/01/2035-01/01/2054	48,472
23,105	3.000%—01/01/2033-08/01/2050	21,163
15,099	3.500%—09/01/2033-04/01/2050	14,433
19,393	4.000%—12/01/2037-07/01/2049	18,890
22,286	4.500%—10/01/2048-05/01/2053	22,191
13,527	5.000%—11/01/2049-01/01/2055	13,702
22,379	5.500%—12/01/2052-03/01/2054	23,073
71	6.329% (USD IBOR Consumer Cash Fallback 12-month + 1.592%) 06/01/2047[3]	74
		168,072
	Federal National Mortgage Association
17,540	2.000%—08/01/2050-02/01/2052	14,423
46,808	2.500%—01/01/2032-04/01/2052	40,997
17,759	3.000%—02/01/2034-12/01/2051	16,636
16,835	3.500%—05/01/2035-05/01/2052	15,949
24,583	4.000%—03/01/2038-02/01/2055	23,777
20,494	4.500%—05/01/2046-08/01/2052	20,366
30,593	5.000%—05/01/2050-11/01/2054	31,067
4,409	5.500%—11/01/2052-08/01/2053	4,549
92	6.345% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.320%) 12/01/2036[3]	96
		167,860
1,171	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	1,174
	Government National Mortgage Association
7,226	2.000%—02/20/2052	6,019
17,158	2.500%—01/20/2051-09/20/2051	14,879
6,930	4.000%—09/20/2041-08/20/2052	6,617
645	4.500%—01/15/2042-08/20/2047	641

Mortgage Pass-Through—Continued
Principal Amount		Value
$7,548	5.000%—10/20/2053	$7,580
6,428	5.500%—04/20/2053	6,560
		42,296
	Government National Mortgage Association REMICS
2,351	Series 2012-140 Cl. JD 1.750%—01/20/2041	2,283
1,752	Series 2013-70 Cl. AE 1.750%—11/20/2040	1,691
		3,974
Total Mortgage Pass-Through (Cost $377,430)		383,376

Municipal Bonds—0.5%

1,380	City of New York 5.935%—02/01/2055	1,453
435	Empire State Development Corp. 5.770%—03/15/2039	447
145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	150
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,531
495	Sales Tax Securitization Corp. 4.637%—01/01/2040	482
300	State of California 7.500%—04/01/2034	348
1,952	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,015
Total Municipal Bonds (Cost $7,340)		7,426

U.S. Government Obligations—23.0%

	U.S. Treasury Bonds
72,738	4.250%—02/15/2054-08/15/2054	65,451
24,410	4.375%—08/15/2043	23,243
69,828	4.500%—02/15/2044	67,332
42,772	4.625%—05/15/2044-02/15/2055	41,620
9,785	4.750%—08/15/2055	9,573
13,550	4.875%—08/15/2045	13,631
		220,850
7,997	U.S. Treasury Inflation-Indexed Notes 1.875%—07/15/2035[6]	8,025
	U.S. Treasury Notes
79,932	3.500%—11/30/2030	78,914
44,826	3.625%—08/31/2030	44,546
19,905	4.000%—05/31/2030-11/15/2035	19,885
		143,345
Total U.S. Government Obligations (Cost $380,276)		372,220

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Short-Term Investments—0.4%
Principal Amount		Value
(Cost $5,966)
U.S. TREASURY BILLS—0.4%
$5,993	U.S. Treasury Bills 3.532%—03/19/2026†	$5,966
TOTAL INVESTMENTS—98.4% (Cost $1,579,445)		1,589,465
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		26,468
TOTAL NET ASSETS—100.0%		$1,615,933

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†
Coupon represents yield to maturity
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $376,165 or 23% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of January 31, 2026.
3
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
6
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value and Cost in Thousands

Asset-Backed Securities—11.8%
Principal Amount		Value
$1,603	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$1,580
5,305	AMSR Trust Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	5,273
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 5.108% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,3]	2,957
370	Applebee’s Funding LLC/IHOP Funding LLC Series 2025-1A Cl. A2 6.720%—06/07/2055[1]	374
3,702	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	3,827
5,940	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Cl. A1R3 4.758% (3 Month USD Term SOFR + 1.090%) 04/20/2034[1,3]	5,947
	CIFC Funding Ltd.
6,333	Series 2023-3A Cl. A1R 4.863% (3 Month USD Term SOFR + 1.200%) 01/20/2039[1,3]	6,333 [x]
5,976	Series 2023-3A Cl. A 5.268% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,3]	5,976
		12,309
	DB Master Finance LLC
2,194	Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,079
3,727	Series 2025-1A Cl. A2I 4.891%—08/20/2055[1]	3,728
		5,807
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,566
6,318	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,226
3,425	Flatiron CLO 26 Ltd. Series 2024-4A Cl. A 5.002% (3 Month USD Term SOFR + 1.330%) 01/15/2038[1,3]	3,441
2,882	GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A Cl. A 5.118% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,3]	2,891
4,909	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.042% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,3]	4,925
2,992	Golub Capital Partners CLO 64B-R Ltd. Series 2022-64A Cl. AR 5.028% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,3]	3,004
760	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	758
3,546	Jersey Mike’s Funding LLC Series 2025-1A Cl. A2 5.610%—08/16/2055[1]	3,623

Asset-Backed Securities—Continued
Principal Amount		Value
$556	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.143%—05/25/2035[2]	$364
2,542	Kinetic ABS Issuer LLC Series 2026-1A Cl. A2 5.219%—02/25/2056[1]	2,551
2,376	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 3.967% (1 Month USD Term SOFR + 0.474%) 05/25/2037[3]	2,179
2,300	Palmer Square CLO Ltd. Series 2022-4A Cl. A1R 5.018% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	2,308
4,300	Palmer Square Loan Funding Ltd. Series 2025-3A Cl. A1 4.660% (3 Month USD Term SOFR + 0.950%) 01/15/2034[1,3]	4,300
	Planet Fitness Master Issuer LLC
788	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	758
1,953	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	1,987
		2,745
3,205	Sabey Data Center Issuer LLC Series 2025-1 Cl. A2 5.733%—02/21/2050[1]	3,269
3,825	SBA Small Business Investment Cos. Series 2025-10A Cl. 1 4.963%—03/10/2035	3,895
4,593	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	4,375
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,965
2,554	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,587
	Subway Funding LLC
3,587	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,578
2,876	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,916
		6,494
6,878	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,720
	Tricon Residential Trust
5,156	Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,181
3,523	Series 2025-SFR2 Cl. A 5.200%—08/17/2044[1]	3,555
		8,736
	U.S. Small Business Administration
4,546	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,597
2,556	Series 2023-25K Cl. 1 5.710%—11/01/2048	2,700
278	Series 2009-20A Cl. 1 5.720%—01/01/2029	281

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$1,743	Series 2023-25J Cl. 1 5.820%—10/01/2048	$1,850
402	Series 2008-20H Cl. 1 6.020%—08/01/2028	409
		9,837
	Uniti Fiber ABS Issuer LLC
1,357	Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	1,364
1,194	Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	1,224
		2,588
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,651
6,679	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,259
Total Asset-Backed Securities (Cost $147,716)		149,331

Collateralized Mortgage Obligations—12.2%

2,655	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 3.881%—12/25/2066[1,2]	2,534
175	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 4.912% (1 Month USD Term SOFR + 1.239%) 11/25/2034[3]	178
3,200	Bank Series 2024-BNK48 Cl. A5 5.053%—10/15/2057	3,259
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[3]	5,200
5,383	BBCMS Mortgage Trust Series 2024-5C27 Cl. A3 6.014%—07/15/2057	5,657
60	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.441%—03/26/2037[1,2]	60
	Bear Stearns ARM Trust
5	Series 2000-2 Cl. A1 4.791%—11/25/2030[3]	5
106	Series 2004-1 Cl. 12A5 5.228%—04/25/2034[3]	95
		100
	Benchmark Mortgage Trust
3,238	Series 2022-B35 Cl. A5 4.442%—05/15/2055[3]	3,177
3,600	Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	3,813
		6,990
3,803	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.674%—10/10/2042[1,3]	3,820
2,070	BFLD Trust Series 2025-FPM Cl. A 5.178%—10/10/2040[1,3]	2,102

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	$5,029
2,402	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.548%—06/15/2044[1,3]	2,470
609	BX Commercial Mortgage Trust Series 2022-LP2 Cl. A 4.693% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,3]	609
	BX Trust
4,536	Series 2024-VLT4 Cl. A 5.172% (1 Month USD Term SOFR + 1.491%) 06/15/2041[1,3]	4,547
5,219	Series 2024-BIO Cl. A 5.322% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,3]	5,225
		9,772
3,317	CENT Series 2025-CITY Cl. A 4.920%—07/10/2040[1,3]	3,368
3,828	Citigroup Commercial Mortgage Trust Series 2019-GC43 Cl. A4 3.038%—11/10/2052	3,622
3,963	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	3,994
	Countrywide Alternative Loan Trust
1,328	Series 2006-6CB Cl. 1A2 4.187% (1 Month USD Term SOFR + 0.514%) 05/25/2036[3]	1,023
1,078	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	685
		1,708
175	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	120
90	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	90
2,109	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 4.087% (1 Month USD Term SOFR + 0.414%) 03/25/2037[3]	2,022
600	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 4.588% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[3]	520
1,731	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,3]	1,769
3,144	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.274%—10/10/2041[1,3]	3,203
98	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.188%—02/25/2036[3]	95
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	GS Mortgage-Backed Securities Trust
$6,158	Series 2025-PJ11 Cl. A4 5.500%—05/25/2056[1,3]	$6,237
2,064	Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,3]	2,089
		8,326
2,262	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 4.187% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,3]	1,970
152	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.436%—05/25/2035[3]	113
—	IndyMac ARM Trust Series 2001-H2 Cl. A2 5.653%—01/25/2032[3]	—
2,126	INT Commercial Mortgage Trust Series 2025-PLAZA Cl. A 5.041%—11/05/2037[1,3]	2,151
3,551	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,3]	3,620
	JP Morgan Mortgage Trust
2,115	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,3]	1,999
5,368	Series 2022-3 Cl. A6 3.000%—08/25/2052[1,3]	5,090
770	Series 2006-A6 Cl. 1A4L 4.260%—10/25/2036[3]	545
3,050	Series 2025-12MPR Cl. A1D 5.055%—06/25/2056[1,2]	3,042
2,356	Series 2025-7MPR Cl. A1D 5.324%—02/25/2056[1,2]	2,366
5	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	4
2,673	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,3]	2,691
2,981	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,2]	2,991
5,598	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,3]	5,619
		24,347
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.570% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,3]	4,731
413	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	129
1,465	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,3]	1,434
2,447	NYC Commercial Mortgage Trust Series 2025-28L Cl. A 4.668%—11/05/2038[1,3]	2,461
1,188	OBX Trust Series 2018-1 Cl. A2 4.437% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,3]	1,178

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$415	Saxon Asset Securities Trust Series 2006-3 Cl. A3 4.127% (1 Month USD Term SOFR + 0.454%) 10/25/2046[3]	$410
	Sequoia Mortgage Trust
3,525	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,3]	3,523
3,101	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,3]	3,100
4,164	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,3]	4,183
		10,806
154	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.628%—01/25/2037[3]	88
4,870	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.123% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,3]	4,842
	Towd Point Mortgage Trust
2,947	Series 2019-1 Cl. A1 3.750%—03/25/2058[1,3]	2,881
3,100	Series 2018-6 Cl. A1B 3.750%—03/25/2058[1,3]	3,033
		5,914
2,302	Tricon American Homes Trust Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,272
	WaMu Mortgage Pass-Through Certificates Trust
46	Series 2005-AR13 Cl. A1A1 4.367% (1 Month USD Term SOFR + 0.694%) 10/25/2045[3]	45
1,102	Series 2006-AR8 Cl. 1A4 4.473%—08/25/2046[3]	1,041
		1,086
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	7,136
3,591	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.528%—07/15/2040[1,3]	3,704
Total Collateralized Mortgage Obligations (Cost $155,036)		155,009

Corporate Bonds & Notes—30.2%

AEROSPACE & DEFENSE—0.5%
1,798	Embraer Netherlands Finance BV 5.980%—02/11/2035	1,904
3,995	Hexcel Corp. 5.875%—02/26/2035	4,195
		6,099
AUTOMOBILE COMPONENTS—0.2%
2,392	American Axle & Manufacturing, Inc. 6.375%—10/15/2032[1]	2,442
AUTOMOBILES—0.5%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,889

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—Continued
$2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	$2,437
		6,326
BANKS—1.7%
2,751	Bank of America Corp. 5.744%—02/12/2036[4]	2,845
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,940
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,359
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,153
2,981	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	3,126
3,001	Truist Financial Corp. MTN 6.123%—10/28/2033[4]	3,235
		21,658
BEVERAGES—0.4%
4,635	Diageo Investment Corp. 5.625%—04/15/2035	4,880
BUILDING PRODUCTS—0.3%
3,758	Standard Building Solutions, Inc. 5.875%—03/15/2034[1]	3,757
CAPITAL MARKETS—3.7%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,176
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	4,027
5,700	Blue Owl Capital Corp. 2.875%—06/11/2028	5,404
490	Blue Owl Credit Income Corp. 6.600%—09/15/2029	504
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,517
6,962	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	6,919
3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029	3,144
3,652	Hercules Capital, Inc. 6.000%—06/16/2030	3,695
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,213
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,968
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,675
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030	2,024
3,000	6.500%—03/11/2029	3,116
		5,140
		46,382
COMMERCIAL SERVICES & SUPPLIES—0.6%
2,898	ADT Security Corp. 5.875%—10/15/2033[1]	2,940
3,902	Rentokil Terminix Funding LLC 5.625%—04/28/2035[1]	4,024

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$1,350	Triton Container International Ltd. 3.150%—06/15/2031[1]	$1,235
		8,199
CONSTRUCTION MATERIALS—0.1%
1,603	Standard Industries, Inc. 4.375%—07/15/2030[1]	1,547
CONTAINERS & PACKAGING—0.5%
6,255	Sonoco Products Co. 4.600%—09/01/2029	6,312
DIVERSIFIED FINANCIAL SERVICES—3.8%
3,205	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	3,281
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	6,036
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	690
3,762	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	3,879
5,940	Aviation Capital Group LLC 4.800%—10/24/2030[1]	5,957
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,636
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	5,046
8,750	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	8,688
4,899	GGAM Finance Ltd. 5.875%—03/15/2030[1]	4,986
3,664	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	3,714
2,254	Voya Financial, Inc. 5.000%—09/20/2034	2,248
		48,161
DIVERSIFIED REITS—0.2%
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,103
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	1,966
ELECTRIC UTILITIES—2.0%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,850
1,647	4.750%—06/01/2050[4]	1,628
		5,478
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,400
	Exelon Corp.
5,000	4.050%—04/15/2030	4,956
1,500	5.625%—06/15/2035	1,566
		6,522
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,907
2,234	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	2,308

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$4,075	NRG Energy, Inc. 6.000%—01/15/2036[1]	$4,119
		25,734
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%
570	TD SYNNEX Corp. 2.650%—08/09/2031	514
ENTERTAINMENT—0.3%
3,372	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,513
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.4%
1,400	Agree LP 2.900%—10/01/2030	1,311
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,982
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,569
7,548	EPR Properties 4.750%—11/15/2030	7,488
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,388
3,398	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	3,495
4,700	Realty Income Corp. 3.400%—01/15/2030	4,566
1,947	VICI Properties LP 5.750%—04/01/2034	2,010
		30,809
FINANCIAL SERVICES—1.0%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,373
982	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	1,032
4,875	Navient Corp. 4.875%—03/15/2028	4,781
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,199
		12,385
HEALTH CARE PROVIDERS & SERVICES—1.0%
	CVS Pass-Through Trust
247	6.943%—01/10/2030	257
3,314	7.507%—01/10/2032[1]	3,524
		3,781
3,585	DaVita, Inc. 6.750%—07/15/2033[1]	3,682
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,835
		12,298
INDUSTRIAL CONGLOMERATES—1.2%
	Ashtead Capital, Inc.
8,565	2.450%—08/12/2031[1]	7,661
4,540	5.550%—05/30/2033[1]	4,694
		12,355

Corporate Bonds & Notes—Continued
Principal Amount		Value
INDUSTRIAL CONGLOMERATES—Continued
$3,800	Textron, Inc. 2.450%—03/15/2031	$3,448
		15,803
INSURANCE—1.9%
1,774	Aspen Insurance Holdings Ltd. 5.750%—07/01/2030	1,854
4,786	Brown & Brown, Inc. 5.250%—06/23/2032	4,884
1,781	Corebridge Financial, Inc. 6.875%—12/01/2030[4]	1,852
2,150	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	2,231
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	7,068
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,707
		23,596
INTERNET & CATALOG RETAIL—0.5%
6,255	Beignet Investor LLC 6.581%—05/30/2049[1]	6,517
IT SERVICES—0.7%
3,866	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	3,804
2,383	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,500
2,510	Genpact U.K. Finco PLC/Genpact USA, Inc. 4.950%—11/18/2030	2,516
		8,820
MACHINERY—0.2%
2,358	Terex Corp. 6.250%—10/15/2032[1]	2,416
MEDIA—0.4%
5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	5,501
MULTI-UTILITIES—0.2%
3,109	WEC Energy Group, Inc. 5.625%—05/15/2056[4]	3,127
OIL, GAS & CONSUMABLE FUELS—2.0%
	Columbia Pipelines Operating Co. LLC
2,560	5.439%—02/15/2035[1]	2,620
995	5.962%—02/15/2055[1]	989
3,209	6.036%—11/15/2033[1]	3,428
		7,037
	ConocoPhillips Co.
741	5.500%—01/15/2055	714
812	5.550%—03/15/2054	788
		1,502
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,186
3,434	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	3,558
3,720	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	3,807

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$1,061	Kinder Morgan, Inc. 5.850%—06/01/2035	$1,123
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,597
		24,810
PASSENGER AIRLINES—0.3%
2,587	Air Canada Pass-Through Trust 3.300%—07/15/2031[1]	2,470
1,149	American Airlines Pass-Through Trust 3.600%—03/22/2029	1,138
951	United Airlines Pass-Through Trust 2.700%—11/01/2033	885
		4,493
PERSONAL CARE PRODUCTS—0.3%
3,748	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600%—01/15/2031[1]	3,797
PROFESSIONAL SERVICES—0.6%
3,712	KBR, Inc. 4.750%—09/30/2028[1]	3,679
3,566	Verisk Analytics, Inc. 5.250%—03/15/2035	3,620
		7,299
ROAD & RAIL—0.2%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	2,961
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
1,230	KLA Corp. 5.650%—11/01/2034	1,305
6,500	NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%—05/11/2031	5,883
		7,188
SOFTWARE—0.4%
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,216
3,500	Oracle Corp. 3.600%—04/01/2040	2,587
		4,803
SPECIALTY RETAIL—0.9%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	2,072
2,900	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	2,838
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,861
1,320	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	1,396
1,778	Wayfair LLC 7.250%—10/31/2029[1]	1,860
		11,027

Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—0.4%
$4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	$4,785
Total Corporate Bonds & Notes (Cost $380,013)		$383,028

Mortgage Pass-Through—25.3%

	Federal Home Loan Mortgage Corp.
4,503	2.000%—12/01/2051	3,671
42,996	2.500%—07/01/2050-01/01/2054	37,013
13,211	3.000%—02/01/2033-12/01/2046	12,593
4,910	3.500%—07/01/2034-06/01/2048	4,635
9,574	4.000%—04/01/2034-11/01/2048	9,339
10,486	4.500%—12/01/2040-05/01/2053	10,447
15,523	5.000%—08/01/2052-05/01/2054	15,759
7,663	5.500%—02/01/2038-07/01/2054	7,902
665	6.000%—01/01/2029-05/01/2040	700
2	6.154% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[3]	2
		102,061
	Federal Home Loan Mortgage Corp. REMICS
7,225	Series 5462 2.000%—05/25/2037	485
2,538	Series 4628 Cl. CI 3.000%—05/15/2035	176
10,223	Series 5158 Cl. BI 3.000%—05/25/2035	786
3,248	Series 4118 4.000%—10/15/2042	482
—	Series 2266 Cl. F 4.272% (30 Day USD Average SOFR + 0.564%) 11/15/2030[3]	—
848	Series 4989 Cl. FA 4.489% (30 Day USD Average SOFR + 0.464%) 08/15/2040[3]	836
775	Series 4989 Cl. FB 4.489% (30 Day USD Average SOFR + 0.464%) 10/15/2040[3]	764
		3,529
	Federal Home Loan Mortgage Corp. STRIPS
9,086	Series 414 Cl. C1 1.500%—03/25/2037	488
12,721	Series 400 Cl. C14 2.000%—07/25/2037	874
1,341	Series 304 Cl. C45 3.000%—12/15/2027	20
		1,382
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4	Series E3 Cl. A 4.572%—08/15/2032[3]	4
31	Series T-63 Cl. 1A1 4.868% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[3]	30
		34
	Federal National Mortgage Association
10,240	2.000%—02/01/2051-04/01/2051	8,377
36,411	2.500%—04/01/2035-04/01/2052	32,477

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$25,074	3.000%—06/01/2035-12/01/2050	$22,874
19,646	3.500%—12/01/2033-01/01/2051	18,441
29,824	4.000%—03/01/2026-02/01/2055	29,067
23,320	4.500%—03/01/2026-12/01/2050	23,246
23,419	5.000%—10/01/2031-05/01/2054	23,792
26	5.428% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[3]	26
6,758	5.500%—03/01/2027-09/01/2041	7,011
1,160	6.000%—06/01/2027-06/01/2040	1,221
210	6.349% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[3]	215
135	6.405% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[3]	139
12	6.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[3]	12
		166,898
	Federal National Mortgage Association Interest STRIPS
13,189	Series 435 Cl. C1 1.500%—03/25/2037	691
10,385	Series 427 Cl. C56 2.000%—03/25/2036	608
4,037	Series 407 Cl. 7 5.000%—03/25/2041	833
3,429	Series 435 Cl. C20 5.000%—05/25/2053	613
		2,745
	Federal National Mortgage Association REMICS
3,565	Series 2021-67 Cl. AI 0.845%—10/25/2051[3]	210
14,811	Series 2020-81 Cl. AI 1.500%—11/25/2035	775
5,842	Series 2017-70 Cl. AS 1.792%—09/25/2057[3]	378
3,626	Series 2011-98 Cl. ZL 3.500%—10/25/2041	3,468
1,893	Series 2016-102 Cl. JI 3.500%—02/25/2046	69
4,334	Series 2020-27 Cl. IM 3.500%—05/25/2035	326
5,300	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,074
2,419	Series 2020-91 Cl. KI 4.000%—11/25/2043	326
905	Series 2015-38 Cl. DF 4.449% (30 Day USD Average SOFR + 0.424%) 06/25/2055[3]	897
108	Series 2003-25 Cl. KP 5.000%—04/25/2033	108
1,603	Series 2015-30 Cl. EI 5.000%—05/25/2045	210
1,089	Series 2016-33 Cl. NI 5.000%—07/25/2034	143
2,814	Series 2018-36 5.000%—06/25/2048	398
5,631	Series 2019-49 Cl. IA 5.000%—05/25/2047	785
1,317	Series 2011-59 Cl. YI 6.000%—07/25/2041	193
11	Series 2006-5 Cl. 3A2 6.309%—05/25/2035[3]	12
		9,372

Mortgage Pass-Through—Continued
Principal Amount		Value
$65	Federal National Mortgage Association REMICS Trust Series 2003-W1 Cl. 1A1 4.686%—12/25/2042[3]	$66
	Government National Mortgage Association
6,132	2.000%—02/20/2052	5,107
6,007	2.500%—09/20/2051	5,210
432	3.000%—11/15/2049	391
6,588	4.000%—09/15/2049-08/20/2052	6,308
907	4.500%—02/20/2049	901
12	4.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 12/20/2026-11/20/2029[3]	12
13,315	5.000%—08/15/2033-06/15/2050	13,452
3	5.375% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027[3]	3
58	5.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 02/20/2032[3]	59
		31,443
	Government National Mortgage Association REMICS
10,937	Series 2018-148 Cl. GS 2.308% (1 Month USD Term SOFR + 5.986%) 02/16/2046[3]	1,046
2,218	Series 2010-47 Cl. SK 2.810% (1 Month USD Term SOFR + 6.486%) 07/20/2037[3]	55
2,356	Series 2007-41 Cl. SM 2.910% (1 Month USD Term SOFR + 6.586%) 07/20/2037[3]	214
3,576	Series 2020-4 Cl. DI 4.000%—03/20/2041	444
3,158	Series 2014-2 Cl. IC 5.000%—01/16/2044	553
422	Series 2015-180 Cl. CI 5.000%—12/16/2045	57
449	Series 2017-163 Cl. IE 5.500%—02/20/2039	71
2,958	Series 2020-146 Cl. IG 5.500%—09/20/2046	491
195	Series 2016-136 Cl. IA 6.000%—10/20/2038	22
1,065	Series 2024-107 6.500%—06/20/2054	181
		3,134
Total Mortgage Pass-Through (Cost $333,769)		320,664

U.S. Government Obligations—19.2%

	U.S. Treasury Bonds
39,017	1.750%—08/15/2041	26,256
20,777	2.000%—08/15/2051	11,869
9,447	2.250%—02/15/2052	5,711
4,198	2.375%—02/15/2042	3,081
7,428	3.000%—08/15/2052	5,299
13,873	3.375%—08/15/2042	11,693
16,561	3.625%—05/15/2053	13,336
13,772	3.875%—05/15/2043	12,317
8,726	4.125%—08/15/2053	7,690

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$24,440	4.250%—02/15/2054-08/15/2054	$21,990
12,678	4.500%—02/15/2044	12,225
42,157	4.625%—05/15/2044-02/15/2055	41,074
9,313	4.750%—08/15/2055	9,111
13,664	4.875%—08/15/2045	13,745
		195,397
	U.S. Treasury Notes
34,509	3.500%—11/30/2030	34,070
5,902	3.625%—08/31/2030	5,865
9,116	4.000%—11/15/2035	8,930
		48,865
Total U.S. Government Obligations (Cost $275,351)		244,262
TOTAL INVESTMENTS—98.7% (Cost $1,291,885)		1,252,294
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		16,280
TOTAL NET ASSETS—100.0%		$1,268,574

FAIR VALUE MEASUREMENTS
As of January 31, 2026, the investment in CIFC Funding Ltd. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $412,392 or 33% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of January 31, 2026.
3
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—2.1%
226,878	BAE Systems PLC (United Kingdom)	$6,159
651,553	Rolls-Royce Holdings PLC (United Kingdom)	10,892
		17,051
AUTOMOBILE COMPONENTS—0.6%
205,200	Bridgestone Corp. (Japan)	4,620
AUTOMOBILES—0.3%
13,751	Bayerische Motoren Werke AG (Germany)	1,416
425,000	Mitsubishi Motors Corp. (Japan)	1,045
		2,461
BANKS—16.1%
10,071,400	Bank Central Asia Tbk. PT (Indonesia)	4,450
274,415	Bank of Ireland Group PLC (Ireland)	5,575
60,131	Bank of Nova Scotia (Canada)	4,496
1,554,293	Barclays PLC (United Kingdom)	10,373
767,625	CaixaBank SA (Spain)	10,133
38,085	Capitec Bank Holdings Ltd. (South Africa)	10,226
65,455	Close Brothers Group PLC (United Kingdom)*	454
78,761	DBS Group Holdings Ltd. (Singapore)	3,661
166,457	DNB Bank ASA (Norway)	4,773
432,300	Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,874
789,489	HDFC Bank Ltd. (India)	7,981
242,600	Japan Post Bank Co. Ltd. (Japan)	4,310
3,314,686	Lloyds Banking Group PLC (United Kingdom)	4,950
184,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,332
476,071	National Bank of Greece SA (Greece)	8,405
376,000	Resona Holdings, Inc. (Japan)	4,384
172,433	Shinhan Financial Group Co. Ltd. (South Korea)	10,078
309,880	Standard Chartered PLC (United Kingdom)	7,929
141,600	Sumitomo Mitsui Trust Group, Inc. (Japan)	4,729
179,910	Svenska Handelsbanken AB Class A (Sweden)	2,836
127,813	UniCredit SpA (Italy)	11,138
		129,087
BEVERAGES—2.9%
441,200	Arca Continental SAB de CV (Mexico)	4,970
274,400	Asahi Group Holdings Ltd. (Japan)	2,873
29,963	Carlsberg AS Class B (Denmark)	4,073
17,836	Coca-Cola Europacific Partners PLC (Netherlands)	1,636
441,365	Davide Campari-Milano NV (Italy)	3,146
174,109	Diageo PLC (United Kingdom)	4,006
120,500	Kirin Holdings Co. Ltd. (Japan)	1,873
158,874	Treasury Wine Estates Ltd. (Australia)	592
		23,169
BIOTECHNOLOGY—0.4%
24,812	CSL Ltd. (Australia)	3,127
BROADLINE RETAIL—1.9%
172,014	Naspers Ltd. Class N (South Africa)	10,531
19,400	Seria Co. Ltd. (Japan)	461
261,711	Vipshop Holdings Ltd. ADR (China)[1]	4,478
		15,470
BUILDING PRODUCTS—1.2%
117,269	Assa Abloy AB Class B (Sweden)	4,742
5,793	Geberit AG (Switzerland)	4,423
303,446	Reliance Worldwide Corp. Ltd. (Australia)	789
		9,954
CAPITAL MARKETS—4.3%
241,656	3i Group PLC (United Kingdom)	11,101
2,861,700	B3 SA - Brasil Bolsa Balcao (Brazil)	8,782
17,890	Brookfield Asset Management Ltd. Class A (Canada)	889
107,754	Brookfield Corp. (Canada)	4,912

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
21,644	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	$1,193
114,676	IG Group Holdings PLC (United Kingdom)	2,128
245,452	Jupiter Fund Management PLC (United Kingdom)	631
397,000	Nomura Holdings, Inc. (Japan)	3,598
31,897	Rathbones Group PLC (United Kingdom)	965
		34,199
CHEMICALS—0.1%
56,100	Air Water, Inc. (Japan)	852
COMMERCIAL SERVICES & SUPPLIES—0.9%
17,844	Befesa SA (Germany)[2]	654
28,700	Daiei Kankyo Co. Ltd. (Japan)	757
57,773	Elis SA (France)	1,677
30,600	Secom Co. Ltd. (Japan)	1,121
705,875	Serco Group PLC (United Kingdom)	2,898
		7,107
CONSTRUCTION & ENGINEERING—1.2%
60,590	AtkinsRealis Group, Inc. (Canada)	4,252
25,400	Kinden Corp. (Japan)	1,124
120,300	Obayashi Corp. (Japan)	2,716
16,455	Taisei Corp. (Japan)	1,641
		9,733
CONSTRUCTION MATERIALS—1.7%
419,721	Cemex SAB de CV ADR (Mexico)[1]	5,238
28,086	Holcim AG (Switzerland)	2,895
73,300	Taiheiyo Cement Corp. (Japan)	2,014
110,984	Wienerberger AG (Austria)	3,669
		13,816
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
43,411	Alimentation Couche-Tard, Inc. (Canada)	2,259
75,677	Koninklijke Ahold Delhaize NV (Netherlands)	2,959
82,326	Loblaw Cos. Ltd. (Canada)	3,704
91,000	Seven & i Holdings Co. Ltd. (Japan)	1,303
140,921	X5 Retail Group NV GDR (Russia)*,1	— [x]
		10,225
CONTAINERS & PACKAGING—0.4%
825,991	Orora Ltd. (Australia)	1,173
65,100	Toyo Seikan Group Holdings Ltd. (Japan)	1,633
		2,806
DISTRIBUTORS—0.1%
93,482	Inchcape PLC (United Kingdom)	1,045
DIVERSIFIED CONSUMER SERVICES—0.6%
145,413	Laureate Education, Inc. (United States)*	4,988
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
6,383,400	NTT, Inc. (Japan)	6,415
ELECTRIC UTILITIES—0.4%
156,163	Iberdrola SA (Spain)	3,511
2,156	Iberdrola SA (Spain)*	48 [x]
		3,559
ELECTRICAL EQUIPMENT—2.4%
181,922	Havells India Ltd. (India)	2,539
15,430	Legrand SA (France)	2,464
86,000	Mitsubishi Electric Corp. (Japan)	2,689
24,811	Schneider Electric SE (France)	7,113
150,322	Vestas Wind Systems AS (Denmark)	4,556
		19,361

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
127,315	Delta Electronics, Inc. (Taiwan)	$4,859
64,300	Murata Manufacturing Co. Ltd. (Japan)	1,306
		6,165
ENERGY EQUIPMENT & SERVICES—0.3%
369,177	John Wood Group PLC (United Kingdom)*	131
61,284	Technip Energies NV (France)	2,402
		2,533
ENTERTAINMENT—0.5%
13,500	Nintendo Co. Ltd. (Japan)	836
205,315	Tencent Music Entertainment Group ADR (China)[1]	3,445
		4,281
FINANCIAL SERVICES—0.3%
99,951	Edenred SE (France)	2,094
FOOD PRODUCTS—2.5%
809,840	AVI Ltd. (South Africa)	5,353
37,661	Bakkafrost P (Norway)	1,819
715,856	Marico Ltd. (India)	5,692
29,000	Megmilk Snow Brand Co. Ltd. (Japan)	632
37,300	NH Foods Ltd. (Japan)	1,694
39,548	Salmar ASA (Norway)	2,356
21,800	Toyo Suisan Kaisha Ltd. (Japan)	1,557
12,996	Viscofan SA (Spain)	872
		19,975
GROUND TRANSPORTATION—0.7%
29,052	Canadian Pacific Kansas City Ltd. (Canada)	2,159
73,800	East Japan Railway Co. (Japan)	1,853
76,400	West Japan Railway Co. (Japan)	1,561
		5,573
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
7,617	Alcon AG (Switzerland)	616
10,758	BioMerieux (France)	1,249
31,512	Coloplast AS Class B (Denmark)	2,686
719,005	Convatec Group PLC (United Kingdom)[2]	2,268
63,700	Demant AS (Denmark)*	2,230
10,205	EssilorLuxottica SA (France)	3,120
331,500	Olympus Corp. (Japan)	3,960
40,800	Sysmex Corp. (Japan)	386
		16,515
HEALTH CARE PROVIDERS & SERVICES—0.5%
56,584	Amplifon SpA (Italy)	912
37,738	Fresenius Medical Care AG (Germany)	1,699
65,200	Ship Healthcare Holdings, Inc. (Japan)	1,075
		3,686
HOTELS, RESTAURANTS & LEISURE—2.0%
28,646	Aristocrat Leisure Ltd. (Australia)	1,064
151,549	Compass Group PLC (United Kingdom)	4,544
28,531	Domino’s Pizza Enterprises Ltd. (Australia)	452
321,304	Entain PLC (United Kingdom)	2,666
257,000	Galaxy Entertainment Group Ltd. (Hong Kong)	1,306
20,535	InterContinental Hotels Group PLC (United Kingdom)	2,774
800,615	SSP Group PLC (United Kingdom)	2,005
26,690	Whitbread PLC (United Kingdom)	996
		15,807
HOUSEHOLD DURABLES—1.5%
215,861	Barratt Redrow PLC (United Kingdom)	1,149
26,162	GN Store Nord AS (Denmark)*	459
504,115	Midea Group Co. Ltd. Class A (China)	5,630

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
95,700	Nikon Corp. (Japan)	$1,205
162,000	Sony Group Corp. (Japan)	3,572
		12,015
HOUSEHOLD PRODUCTS—0.6%
54,472	Reckitt Benckiser Group PLC (United Kingdom)	4,545
INDUSTRIAL CONGLOMERATES—1.0%
169,500	CK Hutchison Holdings Ltd. (Hong Kong)	1,367
34,473	DCC PLC (United Kingdom)	2,185
44,800	Hitachi Ltd. (Japan)	1,554
33,100	Jardine Matheson Holdings Ltd. (Hong Kong)	2,412
84,000	Swire Pacific Ltd. Class A (Hong Kong)	811
		8,329
INSURANCE—5.8%
50,042	Admiral Group PLC (United Kingdom)	1,883
1,475,000	AIA Group Ltd. (Hong Kong)	17,018
3,073	Fairfax Financial Holdings Ltd. (Canada)	5,071
9,531	Hannover Rueck SE (Germany)	2,695
125,701	Hiscox Ltd. (United Kingdom)	2,557
186,500	Japan Post Holdings Co. Ltd. (Japan)	2,244
282,183	Prudential PLC (United Kingdom)	4,635
142,478	QBE Insurance Group Ltd. (Australia)	1,953
307,147	Sampo OYJ Class A (Finland)	3,425
123,300	Tokio Marine Holdings, Inc. (Japan)	4,596
		46,077
INTERACTIVE MEDIA & SERVICES—0.6%
225,350	Autotrader Group PLC (United Kingdom)[2]	1,661
259,586	Rightmove PLC (United Kingdom)	1,757
10,537	Scout24 SE (Germany)[2]	1,049
		4,467
IT SERVICES—0.4%
15,906	Alten SA (France)	1,559
38,900	NEC Corp. (Japan)	1,319
		2,878
LEISURE PRODUCTS—0.3%
77,700	Sega Sammy Holdings, Inc. (Japan)	1,219
60,781	Spin Master Corp. (Canada)[2]	830
		2,049
LIFE SCIENCES TOOLS & SERVICES—0.4%
44,025	Eurofins Scientific SE (France)	3,561
MACHINERY—4.9%
41,724	Alfa Laval AB (Sweden)	2,417
25,838	ANDRITZ AG (Austria)	2,236
60,383	ATS Corp. (Canada)*	1,716
251,279	CNH Industrial NV (United States)	2,704
93,887	Fluidra SA (Spain)	2,731
32,105	GEA Group AG (Germany)	2,296
93,700	IHI Corp. (Japan)	2,168
43,900	Komatsu Ltd. (Japan)	1,680
69,500	Kubota Corp. (Japan)	1,065
275,522	Rotork PLC (United Kingdom)	1,337
78,940	Sandvik AB (Sweden)	3,117
2,248,412	Sany Heavy Industry Co. Ltd. Class A (China)	7,093
14,562	Stabilus SE (Germany)	334
354,000	Techtronic Industries Co. Ltd. (Hong Kong)	4,833
5,200	Toyota Industries Corp. (Japan)	665
68,377	Wartsila OYJ Abp (Finland)	2,772
		39,164

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MARINE TRANSPORTATION—0.1%
110,851	Irish Continental Group PLC (Ireland)	$839
MEDIA—0.7%
40,826	Future PLC (United Kingdom)	302
74,300	Hakuhodo DY Holdings, Inc. (Japan)	555
883,519	ITV PLC (United Kingdom)	985
70,320	Nippon Television Holdings, Inc. (Japan)	1,690
43,100	TBS Holdings, Inc. (Japan)	1,671
76,496	WPP PLC (United Kingdom)	318
		5,521
METALS & MINING—7.2%
38,989	Acerinox SA (Spain)	579
101,755	ArcelorMittal SA (France)	5,526
127,946	Barrick Mining Corp. (Canada)	5,848
117,945	BHP Group Ltd. (Australia)	4,062
212,812	Deterra Royalties Ltd. (Australia)	621
38,500	Dowa Holdings Co. Ltd. (Japan)	2,280
137,600	First Quantum Minerals Ltd. (Canada)*	3,890
15,857	Franco-Nevada Corp. (Canada)	3,712
1,075,574	Glencore PLC (United Kingdom)*	7,333
11,259	Newmont Corp. CDI (Australia)[1]	1,271
4,400	OSAKA Titanium Technologies Co. Ltd. (Japan)	66
320,373	Severstal PAO GDR (Russia)*,1	— [x]
47,293	Southern Copper Corp. (Peru)	9,001
109,800	Sumitomo Metal Mining Co. Ltd. (Japan)	6,205
79,053	Valterra Platinum Ltd. (South Africa)	7,103
		57,497
OIL, GAS & CONSUMABLE FUELS—3.7%
1,222,546	BP PLC (United Kingdom)	7,752
89,436	Canadian Natural Resources Ltd. (Canada)	3,325
66,566	Equinor ASA (Norway)	1,789
179,300	Idemitsu Kosan Co. Ltd. (Japan)	1,521
55,300	Inpex Corp. (Japan)	1,239
87,968	PrairieSky Royalty Ltd. (Canada)	1,915
690,809	PRIO SA (Brazil)*	6,693
464,842	Santos Ltd. (Australia)	2,267
249,905	Secure Waste Infrastructure Corp. (Canada)	3,225
		29,726
PAPER & FOREST PRODUCTS—0.2%
22,844	Stella-Jones, Inc. (Canada)	1,532
PASSENGER AIRLINES—1.5%
47,166	Copa Holdings SA Class A (Panama)	6,433
259,147	easyJet PLC (United Kingdom)	1,696
40,245	Exchange Income Corp. (Canada)	2,808
152,298	Qantas Airways Ltd. (Australia)	1,065
		12,002
PERSONAL CARE PRODUCTS—0.2%
113,200	Shiseido Co. Ltd. (Japan)	1,933
PHARMACEUTICALS—1.1%
129,567	Novo Nordisk AS Class B (Denmark)	7,693
51,100	Tsumura & Co. (Japan)	1,351
		9,044
PROFESSIONAL SERVICES—1.7%
68,944	ALS Ltd. (Australia)	1,176
63,680	Experian PLC (United Kingdom)	2,412
50,286	Intertek Group PLC (United Kingdom)	3,085
434,108	IPH Ltd. (Australia)	1,126
242,077	Pagegroup PLC (United Kingdom)	684
18,289	Randstad NV (Netherlands)	654

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
134,659	RELX PLC (United Kingdom)	$4,774
		13,911
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
1,247,554	China Resources Land Ltd. (China)	4,886
95,600	Daiwa House Industry Co. Ltd. (Japan)	3,257
255,972	Henderson Land Development Co. Ltd. (Hong Kong)	1,018
		9,161
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
8,191	ASML Holding NV (Netherlands)	11,745
50,200	ASMPT Ltd. (Hong Kong)	669
116,000	MediaTek, Inc. (Taiwan)	6,435
465,084	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	25,717
		44,566
SOFTWARE—0.5%
1,101	Constellation Software, Inc. (Canada)	2,032
33,349	Dassault Systemes SE (France)	917
5,818	Lumine Group, Inc. (Canada)*	96
12,700	Oracle Corp. (Japan)	859
		3,904
SPECIALTY RETAIL—1.2%
97,400	ABC-Mart, Inc. (Japan)	1,561
52,600	Nitori Holdings Co. Ltd. (Japan)	899
304,607	Pets at Home Group PLC (United Kingdom)	853
227,100	USS Co. Ltd. (Japan)	2,509
131,885	WH Smith PLC (United Kingdom)	1,218
287,500	ZOZO, Inc. (Japan)	2,375
		9,415
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
115,430	Samsung Electronics Co. Ltd. (South Korea)	12,752
TEXTILES, APPAREL & LUXURY GOODS—2.5%
15,945	adidas AG (Germany)	2,827
30,868	Cie Financiere Richemont SA Class A (Switzerland)	5,992
40,895	Gildan Activewear, Inc. (Canada)	2,657
658,000	Li Ning Co. Ltd. (China)	1,721
1,291,200	Samsonite Group SA (Hong Kong)[2]	3,280
456,500	Shenzhou International Group Holdings Ltd. (China)	3,631
		20,108
TRADING COMPANIES & DISTRIBUTORS—2.0%
366,800	BOC Aviation Ltd. (China)[2]	3,800
39,171	Brenntag SE (Germany)	2,383
103,590	Bunzl PLC (United Kingdom)	2,905
37,799	Finning International, Inc. (Canada)	2,370
54,100	Mitsubishi Corp. (Japan)	1,437
47,477	Rexel SA (France)	1,990
45,888	Richelieu Hardware Ltd. (Canada)	1,372
		16,257
TRANSPORTATION INFRASTRUCTURE—0.1%
125,400	Mitsubishi Logistics Corp. (Japan)	1,071
WIRELESS TELECOMMUNICATION SERVICES—1.3%
764,898	Empresa Nacional de Telecomunicaciones SA (Chile)	4,107
98,842	Millicom International Cellular SA (Sweden)	6,032
		10,139
TOTAL COMMON STOCKS (Cost $459,171)		778,137

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.6%
Shares		Value
(Cost $2,423)
BEVERAGES—0.6%
944,086	Embotelladora Andina SA (Chile)	$4,959
TOTAL INVESTMENTS—97.9% (Cost $461,594)		783,096
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		16,701
TOTAL NET ASSETS—100%		$799,797

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$33,213	$—	$33,213
Europe	7,668	318,787	—	326,455
Latin America	45,991	4,107	—	50,098
Middle East/Central Asia	—	39,042	—	39,042
North America	72,762	—	—	72,762
Pacific Basin	7,923	248,644	—	256,567
Preferred Stocks
Latin America	—	4,959	—	4,959
Total Investments in Securities	$134,344	$648,752	$—	$783,096
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$134,344	$648,752	$—	$783,096
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2026. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2026 (000s)	Unrealized Gain/(Loss) as of 01/31/2026 (000s)
Common Stock	$—	$—	$(35)	$—	$(196)	$362	$—	$(131)	$—	$(11,174)

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2026 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $13,542 or 2% of net assets.
CAD
Canadian Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—3.3%
1,733,661	BAE Systems PLC (United Kingdom)	$47,064
4,965,139	Rolls-Royce Holdings PLC (United Kingdom)	83,002
		130,066
AUTOMOBILE COMPONENTS—0.9%
1,541,000	Bridgestone Corp. (Japan)	34,694
AUTOMOBILES—0.5%
102,262	Bayerische Motoren Werke AG (Germany)	10,531
3,090,000	Mitsubishi Motors Corp. (Japan)	7,596
		18,127
BANKS—16.3%
8,828,900	Bank Central Asia Tbk. PT (Indonesia)	3,901
2,089,278	Bank of Ireland Group PLC (Ireland)	42,449
11,854,084	Barclays PLC (United Kingdom)	79,115
5,859,151	CaixaBank SA (Spain)	77,342
33,386	Capitec Bank Holdings Ltd. (South Africa)	8,964
511,391	Close Brothers Group PLC (United Kingdom)*	3,550
621,217	DBS Group Holdings Ltd. (Singapore)	28,876
1,270,509	DNB Bank ASA (Norway)	36,430
379,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,273
692,255	HDFC Bank Ltd. (India)	6,998
1,769,000	Japan Post Bank Co. Ltd. (Japan)	31,430
24,650,774	Lloyds Banking Group PLC (United Kingdom)	36,809
1,455,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	26,354
416,175	National Bank of Greece SA (Greece)	7,347
2,741,600	Resona Holdings, Inc. (Japan)	31,967
151,196	Shinhan Financial Group Co. Ltd. (South Korea)	8,836
2,433,131	Standard Chartered PLC (United Kingdom)	62,255
1,065,300	Sumitomo Mitsui Trust Group, Inc. (Japan)	35,580
1,337,964	Svenska Handelsbanken AB Class A (Sweden)	21,093
974,832	UniCredit SpA (Italy)	84,953
		638,522
BEVERAGES—3.6%
386,800	Arca Continental SAB de CV (Mexico)	4,357
2,019,200	Asahi Group Holdings Ltd. (Japan)	21,139
229,059	Carlsberg AS Class B (Denmark)	31,140
139,350	Coca-Cola Europacific Partners PLC (Netherlands)	12,778
3,365,273	Davide Campari-Milano NV (Italy)	23,985
1,334,985	Diageo PLC (United Kingdom)	30,719
878,600	Kirin Holdings Co. Ltd. (Japan)	13,660
1,162,815	Treasury Wine Estates Ltd. (Australia)	4,333
		142,111
BIOTECHNOLOGY—0.6%
191,368	CSL Ltd. (Australia)	24,114
BROADLINE RETAIL—0.4%
150,793	Naspers Ltd. Class N (South Africa)	9,232
151,700	Seria Co. Ltd. (Japan)	3,605
229,424	Vipshop Holdings Ltd. ADR (China)[1]	3,925
		16,762
BUILDING PRODUCTS—1.9%
895,756	Assa Abloy AB Class B (Sweden)	36,219
44,215	Geberit AG (Switzerland)	33,762
2,220,954	Reliance Worldwide Corp. Ltd. (Australia)	5,771
		75,752
CAPITAL MARKETS—4.0%
1,849,129	3i Group PLC (United Kingdom)	84,947
2,503,100	B3 SA - Brasil Bolsa Balcao (Brazil)	7,681
171,300	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,444
871,417	IG Group Holdings PLC (United Kingdom)	16,167
1,848,290	Jupiter Fund Management PLC (United Kingdom)	4,751

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
2,895,000	Nomura Holdings, Inc. (Japan)	$26,236
249,207	Rathbones Group PLC (United Kingdom)	7,543
		156,769
CHEMICALS—0.2%
407,200	Air Water, Inc. (Japan)	6,181
COMMERCIAL SERVICES & SUPPLIES—1.4%
132,702	Befesa SA (Germany)[2]	4,860
210,500	Daiei Kankyo Co. Ltd. (Japan)	5,552
451,375	Elis SA (France)	13,106
241,700	Secom Co. Ltd. (Japan)	8,854
5,414,352	Serco Group PLC (United Kingdom)	22,231
		54,603
CONSTRUCTION & ENGINEERING—1.0%
200,900	Kinden Corp. (Japan)	8,890
874,500	Obayashi Corp. (Japan)	19,740
119,774	Taisei Corp. (Japan)	11,947
		40,577
CONSTRUCTION MATERIALS—1.8%
366,914	Cemex SAB de CV ADR (Mexico)[1]	4,579
208,873	Holcim AG (Switzerland)	21,528
534,800	Taiheiyo Cement Corp. (Japan)	14,696
847,421	Wienerberger AG (Austria)	28,011
		68,814
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.8%
574,784	Koninklijke Ahold Delhaize NV (Netherlands)	22,474
719,100	Seven & i Holdings Co. Ltd. (Japan)	10,298
95,013	X5 Retail Group NV GDR (Russia)*,1	— [x]
		32,772
CONTAINERS & PACKAGING—0.5%
6,077,372	Orora Ltd. (Australia)	8,630
474,900	Toyo Seikan Group Holdings Ltd. (Japan)	11,915
		20,545
DISTRIBUTORS—0.2%
695,214	Inchcape PLC (United Kingdom)	7,774
DIVERSIFIED CONSUMER SERVICES—0.1%
127,474	Laureate Education, Inc. (United States)*	4,372
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
47,301,800	NTT, Inc. (Japan)	47,533
ELECTRIC UTILITIES—0.7%
1,161,355	Iberdrola SA (Spain)	26,110
16,136	Iberdrola SA (Spain)*	362 [x]
		26,472
ELECTRICAL EQUIPMENT—3.3%
159,478	Havells India Ltd. (India)	2,226
114,747	Legrand SA (France)	18,320
677,600	Mitsubishi Electric Corp. (Japan)	21,183
188,739	Schneider Electric SE (France)	54,112
1,145,637	Vestas Wind Systems AS (Denmark)	34,726
		130,567
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
112,000	Delta Electronics, Inc. (Taiwan)	4,274
508,700	Murata Manufacturing Co. Ltd. (Japan)	10,335
		14,609

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—0.5%
2,745,506	John Wood Group PLC (United Kingdom)*	$976
478,802	Technip Energies NV (France)	18,764
		19,740
ENTERTAINMENT—0.2%
106,200	Nintendo Co. Ltd. (Japan)	6,577
179,985	Tencent Music Entertainment Group ADR (China)[1]	3,020
		9,597
FINANCIAL SERVICES—0.4%
765,631	Edenred SE (France)	16,037
FOOD PRODUCTS—2.0%
710,446	AVI Ltd. (South Africa)	4,696
287,219	Bakkafrost P (Norway)	13,875
627,542	Marico Ltd. (India)	4,990
211,400	Megmilk Snow Brand Co. Ltd. (Japan)	4,604
272,000	NH Foods Ltd. (Japan)	12,349
301,563	Salmar ASA (Norway)	17,964
164,100	Toyo Suisan Kaisha Ltd. (Japan)	11,716
96,651	Viscofan SA (Spain)	6,487
		76,681
GROUND TRANSPORTATION—0.6%
538,300	East Japan Railway Co. (Japan)	13,514
555,100	West Japan Railway Co. (Japan)	11,343
		24,857
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
59,327	Alcon AG (Switzerland)	4,802
84,052	BioMerieux (France)	9,761
241,784	Coloplast AS Class B (Denmark)	20,611
5,467,217	Convatec Group PLC (United Kingdom)[2]	17,245
486,713	Demant AS (Denmark)*	17,036
75,890	EssilorLuxottica SA (France)	23,199
2,499,800	Olympus Corp. (Japan)	29,859
320,400	Sysmex Corp. (Japan)	3,032
		125,545
HEALTH CARE PROVIDERS & SERVICES—0.7%
419,429	Amplifon SpA (Italy)	6,762
288,420	Fresenius Medical Care AG (Germany)	12,985
480,100	Ship Healthcare Holdings, Inc. (Japan)	7,914
		27,661
HOTELS, RESTAURANTS & LEISURE—3.1%
226,474	Aristocrat Leisure Ltd. (Australia)	8,413
1,155,315	Compass Group PLC (United Kingdom)	34,643
223,760	Domino’s Pizza Enterprises Ltd. (Australia)	3,544
2,460,016	Entain PLC (United Kingdom)	20,409
2,034,000	Galaxy Entertainment Group Ltd. (Hong Kong)	10,334
160,436	InterContinental Hotels Group PLC (United Kingdom)	21,675
6,103,612	SSP Group PLC (United Kingdom)	15,283
198,492	Whitbread PLC (United Kingdom)	7,409
		121,710
HOUSEHOLD DURABLES—1.4%
1,686,500	Barratt Redrow PLC (United Kingdom)	8,980
194,564	GN Store Nord AS (Denmark)*	3,415
441,900	Midea Group Co. Ltd. Class A (China)	4,936
697,900	Nikon Corp. (Japan)	8,784
1,230,000	Sony Group Corp. (Japan)	27,119
		53,234
HOUSEHOLD PRODUCTS—0.9%
415,230	Reckitt Benckiser Group PLC (United Kingdom)	34,642

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—1.6%
1,341,000	CK Hutchison Holdings Ltd. (Hong Kong)	$10,813
263,397	DCC PLC (United Kingdom)	16,697
354,200	Hitachi Ltd. (Japan)	12,291
253,400	Jardine Matheson Holdings Ltd. (Hong Kong)	18,467
658,500	Swire Pacific Ltd. Class A (Hong Kong)	6,354
		64,622
INSURANCE—6.4%
372,155	Admiral Group PLC (United Kingdom)	14,006
5,857,400	AIA Group Ltd. (Hong Kong)	67,580
74,467	Hannover Rueck SE (Germany)	21,055
982,083	Hiscox Ltd. (United Kingdom)	19,975
1,471,700	Japan Post Holdings Co. Ltd. (Japan)	17,709
2,212,012	Prudential PLC (United Kingdom)	36,333
1,126,423	QBE Insurance Group Ltd. (Australia)	15,438
2,324,798	Sampo OYJ Class A (Finland)	25,927
931,500	Tokio Marine Holdings, Inc. (Japan)	34,719
		252,742
INTERACTIVE MEDIA & SERVICES—0.8%
1,675,892	Autotrader Group PLC (United Kingdom)[2]	12,354
1,930,495	Rightmove PLC (United Kingdom)	13,068
78,134	Scout24 SE (Germany)[2]	7,779
		33,201
IT SERVICES—0.6%
121,156	Alten SA (France)	11,877
283,100	NEC Corp. (Japan)	9,597
		21,474
LEISURE PRODUCTS—0.2%
566,900	Sega Sammy Holdings, Inc. (Japan)	8,892
LIFE SCIENCES TOOLS & SERVICES—0.7%
327,407	Eurofins Scientific SE (France)	26,485
MACHINERY—5.4%
310,293	Alfa Laval AB (Sweden)	17,973
201,873	ANDRITZ AG (Austria)	17,467
1,899,123	CNH Industrial NV (United States)	20,435
714,971	Fluidra SA (Spain)	20,797
250,829	GEA Group AG (Germany)	17,935
683,700	IHI Corp. (Japan)	15,818
319,300	Komatsu Ltd. (Japan)	12,221
509,500	Kubota Corp. (Japan)	7,806
2,152,620	Rotork PLC (United Kingdom)	10,446
587,060	Sandvik AB (Sweden)	23,181
1,972,500	Sany Heavy Industry Co. Ltd. Class A (China)	6,223
108,294	Stabilus SE (Germany)	2,486
848,000	Techtronic Industries Co. Ltd. (Hong Kong)	11,577
41,100	Toyota Industries Corp. (Japan)	5,259
508,505	Wartsila OYJ Abp (Finland)	20,615
		210,239
MARINE TRANSPORTATION—0.2%
839,874	Irish Continental Group PLC (Ireland)	6,355
MEDIA—1.0%
313,795	Future PLC (United Kingdom)	2,323
538,700	Hakuhodo DY Holdings, Inc. (Japan)	4,025
6,570,585	ITV PLC (United Kingdom)	7,326
512,900	Nippon Television Holdings, Inc. (Japan)	12,327
314,200	TBS Holdings, Inc. (Japan)	12,182
597,655	WPP PLC (United Kingdom)	2,479
		40,662

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—5.9%
289,953	Acerinox SA (Spain)	$4,307
774,946	ArcelorMittal SA (France)	42,086
932,512	BHP Group Ltd. (Australia)	32,118
1,565,803	Deterra Royalties Ltd. (Australia)	4,572
280,800	Dowa Holdings Co. Ltd. (Japan)	16,631
120,624	First Quantum Minerals Ltd. (Canada)*	3,410
8,265,610	Glencore PLC (United Kingdom)*	56,350
89,013	Newmont Corp. CDI (Australia)[1]	10,051
32,200	OSAKA Titanium Technologies Co. Ltd. (Japan)	479
217,215	Severstal PAO GDR (Russia)*,1	— [x]
41,342	Southern Copper Corp. (Peru)	7,868
815,100	Sumitomo Metal Mining Co. Ltd. (Japan)	46,060
69,350	Valterra Platinum Ltd. (South Africa)	6,231
		230,163
OIL, GAS & CONSUMABLE FUELS—3.0%
9,309,657	BP PLC (United Kingdom)	59,028
495,038	Equinor ASA (Norway)	13,306
1,417,700	Idemitsu Kosan Co. Ltd. (Japan)	12,030
402,200	Inpex Corp. (Japan)	9,011
604,224	PRIO SA (Brazil)*	5,854
3,540,988	Santos Ltd. (Australia)	17,269
		116,498
PASSENGER AIRLINES—0.7%
41,348	Copa Holdings SA Class A (Panama)	5,640
1,970,551	easyJet PLC (United Kingdom)	12,893
1,204,062	Qantas Airways Ltd. (Australia)	8,418
		26,951
PERSONAL CARE PRODUCTS—0.4%
846,200	Shiseido Co. Ltd. (Japan)	14,453
PHARMACEUTICALS—1.7%
987,072	Novo Nordisk AS Class B (Denmark)	58,612
371,600	Tsumura & Co. (Japan)	9,823
		68,435
PROFESSIONAL SERVICES—2.7%
545,069	ALS Ltd. (Australia)	9,294
110,367	Capita PLC (United Kingdom)*	571
473,576	Experian PLC (United Kingdom)	17,937
384,520	Intertek Group PLC (United Kingdom)	23,589
3,251,109	IPH Ltd. (Australia)	8,436
1,891,321	Pagegroup PLC (United Kingdom)	5,344
142,889	Randstad NV (Netherlands)	5,114
1,024,517	RELX PLC (United Kingdom)	36,321
		106,606
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
1,094,492	China Resources Land Ltd. (China)	4,286
703,500	Daiwa House Industry Co. Ltd. (Japan)	23,971
2,016,879	Henderson Land Development Co. Ltd. (Hong Kong)	8,023
		36,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
63,998	ASML Holding NV (Netherlands)	91,767
393,600	ASMPT Ltd. (Hong Kong)	5,249
101,000	MediaTek, Inc. (Taiwan)	5,603

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
406,993	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	$22,505
		125,124
SOFTWARE—0.3%
248,010	Dassault Systemes SE (France)	6,822
92,900	Oracle Corp. (Japan)	6,286
		13,108
SPECIALTY RETAIL—1.8%
716,300	ABC-Mart, Inc. (Japan)	11,475
415,900	Nitori Holdings Co. Ltd. (Japan)	7,109
2,379,856	Pets at Home Group PLC (United Kingdom)	6,665
1,666,200	USS Co. Ltd. (Japan)	18,411
1,003,228	WH Smith PLC (United Kingdom)	9,266
2,185,000	ZOZO, Inc. (Japan)	18,047
		70,973
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
101,189	Samsung Electronics Co. Ltd. (South Korea)	11,179
TEXTILES, APPAREL & LUXURY GOODS—2.5%
122,284	adidas AG (Germany)	21,681
235,283	Cie Financiere Richemont SA Class A (Switzerland)	45,671
577,000	Li Ning Co. Ltd. (China)	1,509
9,751,800	Samsonite Group SA (Hong Kong)[2]	24,776
400,218	Shenzhou International Group Holdings Ltd. (China)	3,183
		96,820
TRADING COMPANIES & DISTRIBUTORS—1.8%
321,600	BOC Aviation Ltd. (China)[2]	3,332
299,569	Brenntag SE (Germany)	18,226
791,943	Bunzl PLC (United Kingdom)	22,208
427,600	Mitsubishi Corp. (Japan)	11,360
353,078	Rexel SA (France)	14,796
		69,922
TRANSPORTATION INFRASTRUCTURE—0.2%
914,300	Mitsubishi Logistics Corp. (Japan)	7,810
WIRELESS TELECOMMUNICATION SERVICES—0.2%
697,380	Empresa Nacional de Telecomunicaciones SA (Chile)	3,744
86,649	Millicom International Cellular SA (Sweden)	5,288
		9,032
TOTAL COMMON STOCKS (Cost $2,419,318)		3,869,466

PREFERRED STOCKS—0.1%

(Cost $2,104)
BEVERAGES—0.1%
827,615	Embotelladora Andina SA (Chile)	4,348
TOTAL INVESTMENTS—98.7% (Cost $2,421,422)		3,873,814
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		52,767
TOTAL NET ASSETS—100%		$3,926,581

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$29,123	$—	$29,123
Europe	18,066	2,375,246	—	2,393,312
Latin America	40,252	3,744	—	43,996
Middle East/Central Asia	—	34,229	—	34,229
North America	28,217	—	—	28,217
Pacific Basin	6,945	1,333,644	—	1,340,589
Preferred Stocks
Latin America	—	4,348	—	4,348
Total Investments in Securities	$93,480	$3,780,334	$—	$3,873,814
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2026. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2026 (000s)	Unrealized Gain/(Loss) as of 01/31/2026 (000s)
Common Stock	$—	$—	$(89)	$—	$(1,003)	$2,068	$—	$(976)	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2026 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $70,346 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—2.5%
601	Rheinmetall AG (Germany)	$1,273
BANKS—6.6%
2,154,400	Bank Central Asia Tbk. PT (Indonesia)	952
77,050	HDFC Bank Ltd. ADR (India)[1]	2,495
		3,447
BROADLINE RETAIL—7.3%
771	MercadoLibre, Inc. (Brazil)*	1,656
37,576	Prosus NV (China)	2,161
		3,817
BUILDING PRODUCTS—3.7%
48,093	Assa Abloy AB Class B (Sweden)	1,945
CAPITAL MARKETS—3.1%
6,414	Deutsche Boerse AG (Germany)	1,624
CHEMICALS—3.0%
3,413	Linde PLC (United States)	1,560
CONSTRUCTION & ENGINEERING—2.5%
8,882	Vinci SA (France)	1,277
CONSTRUCTION MATERIALS—2.5%
4,646	Heidelberg Materials AG (Germany)	1,272
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.0%
265,593	Tesco PLC (United Kingdom)	1,545
ELECTRIC UTILITIES—3.4%
53,679	SSE PLC (United Kingdom)	1,784
ELECTRICAL EQUIPMENT—6.5%
24,800	Contemporary Amperex Technology Co. Ltd. Class H (China)	1,547
6,301	Schneider Electric SE (France)	1,807
		3,354
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
3,000	Keyence Corp. (Japan)	1,101
FOOD PRODUCTS—3.1%
16,803	Nestle SA (United States)	1,603
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
14,000	Hoya Corp. (Japan)	2,349

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—2.7%
46,600	Compass Group PLC (United Kingdom)	$1,397
HOUSEHOLD DURABLES—3.1%
73,900	Sony Group Corp. (Japan)	1,629
INDUSTRIAL CONGLOMERATES—4.4%
7,592	Siemens AG (Germany)	2,295
INSURANCE—4.4%
200,000	AIA Group Ltd. (Hong Kong)	2,307
PERSONAL CARE PRODUCTS—3.0%
3,349	L’Oreal SA (France)	1,539
PHARMACEUTICALS—7.1%
12,054	AstraZeneca PLC (United Kingdom)	2,246
7,713	Galderma Group AG (Switzerland)	1,438
		3,684
PROFESSIONAL SERVICES—2.8%
41,255	RELX PLC (United Kingdom)	1,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.2%
1,748	ASML Holding NV (Netherlands)	2,507
11,611	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	3,838
		6,345
SOFTWARE—2.9%
7,513	SAP SE (Germany)	1,501
TEXTILES, APPAREL & LUXURY GOODS—2.5%
1,999	LVMH Moet Hennessy Louis Vuitton SE (France)	1,290
TOTAL COMMON STOCKS (Cost $44,679)		51,401
TOTAL INVESTMENTS—98.9% (Cost $44,679)		51,401
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		548
TOTAL NET ASSETS—100%		$51,949

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$28,203	$—	$28,203
Latin America	1,656	—	—	1,656
Middle East/Central Asia	2,495	—	—	2,495
North America	1,560	1,603	—	3,163
Pacific Basin	3,838	12,046	—	15,884
Total Investments in Securities	$9,549	$41,852	$—	$51,401

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.9%
Shares		Value
AEROSPACE & DEFENSE—2.7%
39,019	Airbus SE (France)	$8,933
1,335	Dassault Aviation SA (France)	508
144,992	Leonardo SpA (Italy)	9,689
52,137	Safran SA (France)	18,628
161,700	Singapore Technologies Engineering Ltd. (Singapore)	1,243
		39,001
AIR FREIGHT & LOGISTICS—0.0%
46,000	KLN Logistics Group Ltd. (China)	42
AUTOMOBILE COMPONENTS—1.0%
1,943	AB Dynamics PLC (United Kingdom)	34
26,400	Aisin Corp. (Japan)	473
24,101	Aumovio SE (Germany)*	1,157
26,873	Continental AG (Germany)	2,115
593,000	Denso Corp. (Japan)	8,228
8,218	Forvia SE (France)*	134
8,700	Ichikoh Industries Ltd. (Japan)	29
4,700	Imasen Electric Industrial (Japan)	27
170,500	Johnson Electric Holdings Ltd. (Hong Kong)	587
10,100	Linamar Corp. (Canada)	640
17,800	Mitsuba Corp. (Japan)	150
14,817	Myoung Shin Industrial Co. Ltd. (South Korea)	94
8,788	Nexen Tire Corp. (South Korea)	49
111,600	Somboon Advance Technology PCL NVDR (Thailand)[1]	53
5,700	Taiho Kogyo Co. Ltd. (Japan)	31
4,800	Unipres Corp. (Japan)	43
		13,844
AUTOMOBILES—0.8%
1,326,500	BAIC Motor Corp. Ltd. Class H (China)*,2	314
72,700	Chery Automobile Co. Ltd. Class H (China)*	264
156,500	DRB-Hicom Bhd. (Malaysia)	43
277,300	Honda Motor Co. Ltd. (Japan)	2,789
24,500	Luyuan Group Holding Cayman Ltd. (China)	38
276,500	Mazda Motor Corp. (Japan)	2,128
1,898,700	Nissan Motor Co. Ltd. (Japan)*	4,628
23,300	Subaru Corp. (Japan)	500
167,750	Volvo Car AB Class B (Sweden)*	560
		11,264
BANKS—22.3%
362,071	ABN AMRO Bank NV CVA (Netherlands)[1,2]	13,340
217,714	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	903
452,888	ANZ Group Holdings Ltd. (Australia)	11,522
5,700	Awa Bank Ltd. (Japan)	192
972,400	Banco Bilbao Vizcaya Argentaria SA (Spain)	24,683
1,186,138	Banco Santander SA (Spain)	15,145
164,300	Bangkok Bank PCL NVDR (Thailand)[1]	824
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	113
115,410	Bank Hapoalim BM (Israel)	2,853
9,577	Bank Leumi Le-Israel BM (Israel)	230
8,947	Bank Polska Kasa Opieki SA (Poland)	544
158,717	Bankinter SA (Spain)	2,709
669,617	Barclays PLC ADR (United Kingdom)[1]	17,912
260,921	BNP Paribas SA (France)	28,214
1,066	Caisse Regionale de Credit Agricole Mutuel Nord de France (France)	35
2,064,559	CaixaBank SA (Spain)	27,253
150,000	China Merchants Bank Co. Ltd. Class H (China)	916
444,000	China Minsheng Banking Corp. Ltd. Class H (China)	221
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	86
168,958	Commerzbank AG (Germany)	6,945
106,800	Dah Sing Banking Group Ltd. (Hong Kong)	152
81,659	Danske Bank AS (Denmark)	4,160
55,555	Erste Group Bank AG (Austria)	7,223
39,135	Faisal Islamic Bank of Egypt (Egypt)	38

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
19,879	Hana Financial Group, Inc. (South Korea)	$1,381
1,009,659	ING Groep NV (Netherlands)	29,776
90,988	Israel Discount Bank Ltd. Class A (Israel)	1,072
516,600	Japan Post Bank Co. Ltd. (Japan)	9,179
6,768	KB Financial Group, Inc. (South Korea)	633
83,407	KBC Group NV (Belgium)	11,753
15,640	Komercni Banka AS (Czech Republic)	948
1,627,800	Krung Thai Bank PCL NVDR (Thailand)[1]	1,461
753,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	13,637
338,700	Mizuho Financial Group, Inc. (Japan)	14,706
29,127	National Bank of Greece SA (Greece)	514
1,301,591	NatWest Group PLC (United Kingdom)	11,864
280,932	Nordea Bank Abp (Finland)	5,428
2,329,000	Postal Savings Bank of China Co. Ltd. Class H (China)[2]	1,518
53,219	Raiffeisen Bank International AG (Austria)	2,682
113,700	SCB X PCL NVDR (Thailand)[1]	489
484,616	Sharjah Islamic Bank (United Arab Emirates)	471
6,473	Shinhan Financial Group Co. Ltd. (South Korea)	378
433,257	Skandinaviska Enskilda Banken AB Class A (Sweden)	9,313
117,911	Societe Generale SA (France)	10,332
191,851	Standard Chartered PLC (United Kingdom)	4,909
461,400	Sumitomo Mitsui Financial Group, Inc. (Japan)	16,237
16,700	Sumitomo Mitsui Trust Group, Inc. (Japan)	558
43,347,000	TMBThanachart Bank PCL NVDR (Thailand)[1]	2,779
11,100	Towa Bank Ltd. (Japan)	83
13,700	Yokohama Financial Group, Inc. (Japan)	125
		318,439
BEVERAGES—0.0%
14,638	Ginebra San Miguel, Inc. (Philippines)	72
BIOTECHNOLOGY—0.6%
799	Argenx SE ADR (Netherlands)*,1	671
106,889	Bavarian Nordic AS (Denmark)*	3,257
6,102	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	39
14,592	Genmab AS (Denmark)*	4,754
717	Philogen SpA (Italy)*,2	18
		8,739
BROADLINE RETAIL—0.5%
175,337	Falabella SA (Chile)	1,361
56,400	JD.com, Inc. Class A (China)	804
17,134	Kt alpha Co. Ltd. (South Korea)	57
22,269	Next PLC (United Kingdom)	4,043
75,639	Vipshop Holdings Ltd. ADR (China)[1]	1,294
		7,559
BUILDING PRODUCTS—0.5%
300	BRC Asia Ltd. (Singapore)	1
55,200	Daikin Industries Ltd. (Japan)	6,615
14,664	Eurocell PLC (United Kingdom)	25
366,700	SCG Decor PCL NVDR (Thailand)[1]	57
		6,698
CAPITAL MARKETS—5.5%
10,035	Banca Generali SpA (Italy)	676
14,400	Canaccord Genuity Group, Inc. (Canada)	125
566,521	Deutsche Bank AG (Germany)	22,356
22,318	Euronext NV (Netherlands)[2]	3,126
9,426	Futu Holdings Ltd. ADR (Hong Kong)*,1	1,532
1,763	HUB24 Ltd. (Australia)	123
62,600	iFAST Corp. Ltd. (Singapore)	519
205,232	Investec PLC (United Kingdom)	1,682
249,900	Japan Exchange Group, Inc. (Japan)	2,727
290,000	Nomura Holdings, Inc. (Japan)	2,628
506,700	Singapore Exchange Ltd. (Singapore)	7,021
735,790	UBS Group AG (Switzerland)	34,814

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
190,000	Value Partners Group Ltd. (Hong Kong)	$59
3,119	VIEL & Cie SA (France)	67
309	VP Bank AG Class A (Liechtenstein)	34
7,791	XTB SA (Poland)[2]	186
		77,675
CHEMICALS—0.4%
3,300	Achilles Corp. (Japan)	31
814,000	D&L Industries, Inc. (Philippines)	55
177,004	Dyno Nobel Ltd. (Australia)	431
13,446	Grupa Azoty SA (Poland)*	67
2,000	Hodogaya Chemical Co. Ltd. (Japan)	30
1,937	Kukdo Chemical Co. Ltd. (South Korea)	49
2,200	Nippon Carbide Industries Co., Inc. (Japan)	39
7,100	Riken Technos Corp. (Japan)	77
265,890	Sasol Ltd. (South Africa)*	1,878
5,600	Sekisui Kasei Co. Ltd. (Japan)*	15
4,216	Songwon Industrial Co. Ltd. (South Korea)	27
3,200	Tayca Corp. (Japan)	29
55,027	Yara International ASA (Brazil)	2,529
11,200	Zacros Corp. (Japan)	84
		5,341
COMMERCIAL SERVICES & SUPPLIES—0.0%
800	Ajis Co. Ltd. (Japan)	16
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	33
1,074	Cewe Stiftung & Co. KGaA (Germany)	129
264	Hargreaves Services PLC (United Kingdom)	3
8,961	Mears Group PLC (United Kingdom)	45
7,282	NICE Infra Co. Ltd. (South Korea)	21
1,900	Sato Corp. (Japan)	28
900	Takara & Co. Ltd. (Japan)	25
		300
COMMUNICATIONS EQUIPMENT—1.5%
781,900	Addvalue Technologies Ltd. (Singapore)*	44
1,712	EVS Broadcast Equipment SA (Belgium)	74
797	Ituran Location & Control Ltd. (Israel)	35
4,882	Nokia OYJ (Finland)	31
340,864	Nokia OYJ ADR (Finland)[1]	2,192
1,328,577	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	14,349
428,355	Telefonaktiebolaget LM Ericsson Class B (Sweden)	4,639
2,784	Ubiquoss Holdings, Inc. (South Korea)*	21
		21,385
CONSTRUCTION & ENGINEERING—0.6%
4,157	AF Gruppen ASA (Norway)	80
251,270	Analogue Holdings Ltd. (Hong Kong)	32
13,188	Boustead Singapore Ltd. (Singapore)	20
39,920	Bouygues SA (France)	2,158
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	44
11,595	Eiffage SA (France)	1,720
19,918	GenusPlus Group Ltd. (Australia)	103
7,440	HOCHTIEF AG (Germany)	3,120
258	Per Aarsleff Holding AS (Denmark)	37
44,380	Service Stream Ltd. (Australia)	70
15,568	Symal Group Ltd. (Australia)	35
1,500	Ueki Corp. (Japan)	28
811,700	Wee Hur Holdings Ltd. (Singapore)	568
		8,015
CONSTRUCTION MATERIALS—0.2%
151,097	Cemex SAB de CV (Mexico)	188
99,257	Cemex SAB de CV ADR (Mexico)[1]	1,239
642,000	China National Building Material Co. Ltd. Class H (China)	462

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
3,447	Titan SA (United States)	$232
		2,121
CONSUMER FINANCE—0.0%
15,000	Hong Leong Finance Ltd. (Singapore)	32
103,468	LexinFintech Holdings Ltd. ADR (China)[1]	295
102,000	Sun Hung Kai & Co. Ltd. (Hong Kong)	56
		383
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
128,403	Jeronimo Martins SGPS SA (Portugal)	3,028
549,014	Koninklijke Ahold Delhaize NV (Netherlands)	21,467
7,200	Medical System Network Co. Ltd. (Japan)	24
3,600	Orsero SpA (Italy)	83
6,600	Robinsons Retail Holdings, Inc. (Philippines)	4
95,540	Tesco PLC (United Kingdom)	556
		25,162
CONTAINERS & PACKAGING—0.0%
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	7
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	49
DIVERSIFIED CONSUMER SERVICES—0.1%
2,300	Aucnet, Inc. (Japan)	31
820,000	China Education Group Holdings Ltd. (China)	319
202,000	China New Higher Education Group Ltd. (China)*,2	23
1,494,000	China Yuhua Education Corp. Ltd. (China)*,2	107
12,858	D2L, Inc. (Canada)*	103
132,000	Edvantage Group Holdings Ltd. (China)	25
834,500	Fenbi Ltd. (Hong Kong)*	232
4,376	MegaStudyEdu Co. Ltd. (South Korea)*	141
99,500	SISB PCL NVDR (Thailand)[1]	33
		1,014
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
389,699	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	2,090
106,096	Hellenic Telecommunications Organization SA (Greece)	1,990
28,585	KT Corp. ADR (South Korea)[1]	598
11,830	LG Uplus Corp. (South Korea)	131
2,300	Quebecor, Inc. Class B (Canada)	84
1,151,300	Singapore Telecommunications Ltd. (Singapore)	4,155
188,290	Telia Co. AB (Sweden)	860
		9,908
ELECTRIC UTILITIES—0.3%
1,357	CEZ AS (Czech Republic)	78
481	Electricite de Strasbourg SA (France)	124
98,917	Endesa SA (Spain)	3,652
171,278	PGE Polska Grupa Energetyczna SA (Poland)*	483
		4,337
ELECTRICAL EQUIPMENT—2.8%
434,835	ABB Ltd. (Switzerland)	37,438
94,299	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)*	22
5,600	Chiyoda Integre Co. Ltd. (Japan)	120
124,300	ISDN Holdings Ltd. (China)	39
1,654	Korea Electric Terminal Co. Ltd. (South Korea)	86
1,986	Siemens Energy AG (Germany)*	338
62,708	Vestas Wind Systems AS (Denmark)	1,901
51,000	Xingye Alloy Materials Group Ltd. (China)*	7
		39,951

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
2,500	A&D HOLON Holdings Co. Ltd. (Japan)	$37
44,700	Allied Tecnologia SA (Brazil)	71
70,000	Aztech Global Ltd. (Singapore)	36
11,637	Barco NV (Belgium)	160
2,031	Berner Industrier AB (Sweden)	22
117,000	BOE Varitronix Ltd. (China)	73
27,545	Codan Ltd. (Australia)	725
4,600	Daitron Co. Ltd. (Japan)	75
77,905	DataTec Ltd. (South Africa)	369
2,474	Detection Technology OYJ (Finland)	31
1,000	Enplas Corp. (Japan)	59
6,765	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	94
6,899	Interflex Co. Ltd. (South Korea)*	59
14,482	LG Innotek Co. Ltd. (South Korea)	2,459
144,700	Murata Manufacturing Co. Ltd. (Japan)	2,940
20,541	Namuga Co. Ltd. (South Korea)*	356
2,700	Nihon Denkei Co. Ltd. (Japan)	41
10,900	Nissha Co. Ltd. (Japan)	88
4,200	Ohara, Inc. (Japan)	29
6,300	Omron Corp. (Japan)	161
104,000	PAX Global Technology Ltd. (Hong Kong)	66
1,700	SEMITEC Corp. (Japan)	26
6,100	Shinko Shoji Co. Ltd. (Japan)	43
2,700	SMK Corp. (Japan)	49
218,800	TDK Corp. (Japan)	2,823
25,633	Tovis Co. Ltd. (South Korea)	277
186,000	Truly International Holdings Ltd. (Hong Kong)	24
157,500	Venture Corp. Ltd. (Singapore)	2,023
20,692	WiSoL Co. Ltd. (South Korea)	88
11,500	Yokogawa Electric Corp. (Japan)	383
		13,687
ENERGY EQUIPMENT & SERVICES—0.2%
48,342	Deep Value Driller AS (Norway)	109
34,656	Enerflex Ltd. (Canada)	636
32,400	Pason Systems, Inc. (Canada)	287
23,013	PHX Energy Services Corp. (Canada)	142
8,400	Source Energy Services Ltd. (Canada)*	107
9,418	Technip Energies NV (France)	369
21,133	Tenaris SA (United States)	469
146,600	Wasco Bhd. (Malaysia)	34
		2,153
ENTERTAINMENT—1.3%
122,000	Archosaur Games, Inc. (China)*,2	26
7,588	Borussia Dortmund GmbH & Co. KGaA (Germany)	29
22,046	CD Projekt SA (Poland)	1,609
3,049	Devsisters Co. Ltd. (South Korea)*	81
2,051	DoubleDown Interactive Co. Ltd. ADR (South Korea)*,1	17
23,961	Gaming Realms PLC (United Kingdom)*	13
22,879	IGG, Inc. (Singapore)	11
164,400	Major Cineplex Group PCL NVDR (Thailand)[1]	35
4,353	NCSoft Corp. (South Korea)	708
4,859	Neowiz (South Korea)*	103
126,100	NetEase, Inc. (China)	3,270
86,700	Nexon Co. Ltd. (Japan)	2,074
18,614	Spotify Technology SA (United States)*	9,314
2,718	TEN Square Games SA (Poland)	88
128,600	XD, Inc. (China)	1,412
		18,790
FINANCIAL SERVICES—0.2%
69,250	Banca Mediolanum SpA (Italy)	1,624
2,105	Generalfinance SpA (Italy)	61
332,000	Haitong UniTrust International Leasing Co. Ltd. Class H (China)[2]	34
2,561	HAL Trust (Netherlands)	473
114,913	M&G PLC (United Kingdom)	487

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
95,700	Pacific Century Regional Developments Ltd. (Singapore)	$37
		2,716
FOOD PRODUCTS—0.1%
29,736	Astral Foods Ltd. (South Africa)	505
228,100	CAB Cakaran Corp. Bhd. (Malaysia)	34
78,000	CCK Consolidated Holdings Bhd. (Malaysia)	27
1,500,000	China Starch Holdings Ltd. (China)	35
9,063	Easy Holdings Co. Ltd. (South Korea)*	33
24,300	First Resources Ltd. (Indonesia)	41
370,300	Hap Seng Plantations Holdings Bhd. (Malaysia)	214
58,700	Kawan Food Bhd. (Malaysia)	14
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	21
561	Maeil Holdings Co. Ltd. (South Korea)*	4
528,800	Malindo Feedmill Tbk. PT (Indonesia)	24
191,200	MKH Oil Palm East Kalimantan Bhd. (Malaysia)	30
811,600	Salim Ivomas Pratama Tbk. PT (Indonesia)	27
98,600	Sarawak Plantation Bhd. (Malaysia)	87
210,100	SD Guthrie Bhd. (Malaysia)	311
417	Societe LDC SADIR (France)	47
690,500	Ultrajaya Milk Industry & Trading Co. Tbk. PT (Indonesia)	62
		1,516
GAS UTILITIES—0.0%
16,415	Naturgy Energy Group SA (Spain)	515
644,700	Perusahaan Gas Negara Tbk. PT (Indonesia)	82
		597
GROUND TRANSPORTATION—0.0%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund Class F (Thailand)	28
14,200	SBS Transit Ltd. (Singapore)	37
		65
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
91,250	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (China)	166
4,941	El.En. SpA (Italy)	81
136,956	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,199
1,500	Fukuda Denshi Co. Ltd. (Japan)	82
14,700	Hoya Corp. (Japan)	2,466
4,608	Ion Beam Applications (Belgium)	83
27,906	Koninklijke Philips NV (Netherlands)	802
7,500	Shofu, Inc. (Japan)	89
765,200	Sysmex Corp. (Japan)	7,241
37,700	Terumo Corp. (Japan)	493
4,030	Vieworks Co. Ltd. (South Korea)*	79
		14,781
HEALTH CARE PROVIDERS & SERVICES—0.6%
7,814	Fresenius Medical Care AG (Germany)	352
117,094	Fresenius SE & Co. KGaA (Germany)	6,550
3,687	Galenica AG (Switzerland)[2]	461
19,831	Humana AB (Sweden)	106
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	15
47,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	6
2,424	Oriola OYJ Class B (Finland)	3
76,178	Regis Healthcare Ltd. (Australia)	357
		7,850
HEALTH CARE TECHNOLOGY—0.3%
21,561	Ascom Holding AG (Switzerland)	150
26,821	Pro Medicus Ltd. (Australia)	3,429
		3,579
HOTELS, RESTAURANTS & LEISURE—1.4%
28,800	Airtrip Corp. (Japan)	138

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
350,065	Aristocrat Leisure Ltd. (Australia)	$13,005
172,614	Carnival PLC ADR (United States)*,1	5,142
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	13
9,128	Fuller Smith & Turner PLC Class A (United Kingdom)	84
944	Ibersol SGPS SA (Portugal)	12
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
1,580	Lastminute.com NV (Switzerland)	29
608,200	Minor International PCL NVDR (Thailand)[1]	441
3,707	Modetour Network, Inc. (South Korea)*	29
1,727	Nordrest Holding AB (Sweden)	49
93,184	SATS ASA (Norway)	388
50,649	Tabcorp Holdings Ltd. (Australia)	31
237,500	Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)*,2	23
1,400	Yossix Holdings Co. Ltd. (Japan)	29
55,600	Zen Corp. Group PCL NVDR (Thailand)[1]	11
		19,424
HOUSEHOLD DURABLES—1.1%
107,600	Chervon Holdings Ltd. (China)	333
5	Dom Development SA (Poland)	—
94,044	LG Electronics, Inc. (South Korea)	6,448
843	Nihon Trim Co. Ltd. (Japan)	26
415,400	Sony Group Corp. (Japan)	9,159
15,712	Viomi Technology Co. Ltd. ADR (China)[1]	21
3,608	Zinus, Inc. (South Korea)	31
		16,018
HOUSEHOLD PRODUCTS—0.0%
247,700	Unilever Indonesia Tbk. PT (Indonesia)	29
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
8,700	Polaris Renewable Energy, Inc. (Canada)	78
INDUSTRIAL CONGLOMERATES—0.0%
1,248	AntarChile SA (Chile)	12
4,301	Bonheur ASA (Norway)	113
1,941	LG Corp. (South Korea)	123
530,900	LT Group, Inc. (Philippines)	144
		392
INSURANCE—2.6%
11,000	Allianz Malaysia Bhd. (Malaysia)	64
148,800	Bangkok Life Assurance PCL NVDR (Thailand)[1]	101
446,900	Dai-ichi Life Holdings, Inc. (Japan)	3,930
35,836	Doha Insurance Co. QSC (Qatar)	27
5,540	Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)*	108
6,300	iA Financial Corp., Inc. (Canada)	774
1,062,900	Japan Post Holdings Co. Ltd. (Japan)	12,790
2,500	Japan Post Insurance Co. Ltd. (Japan)	77
60,900	MS&AD Insurance Group Holdings, Inc. (Japan)	1,552
133,434	NN Group NV (Netherlands)	10,577
35,300	Sompo Holdings, Inc. (Japan)	1,217
443,500	Sunshine Insurance Group Co. Ltd. Class H (China)	241
152,600	Tokio Marine Holdings, Inc. (Japan)	5,688
		37,146
INTERACTIVE MEDIA & SERVICES—0.8%
29,120	Bilibili, Inc. Class Z (China)*	998
2,833	JOYY, Inc. ADR (China)[1]	182
740,100	Kuaishou Technology (China)[2]	7,562
81,100	LIFULL Co. Ltd. (Japan)	92
372,700	LY Corp. (Japan)	954
2,000	MarkLines Co. Ltd. (Japan)	20
87,718	Rightmove PLC (United Kingdom)	594
6,945	Scout24 SE (Germany)[2]	692
7,100	Sharingtechnology, Inc. (Japan)	53
83,431	Yalla Group Ltd. ADR (United Arab Emirates)*,1	588

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
31,054	Zhihu, Inc. ADR (China)*,1	$117
11,700	ZIGExN Co. Ltd. (Japan)	36
		11,888
IT SERVICES—1.4%
31,828	Atea ASA (Sweden)	509
4,700	Avant Group Corp. (Japan)	50
1,400	Base Co. Ltd. (Japan)	28
8,000	CAC Holdings Corp. (Japan)	104
22,500	Comture Corp. (Japan)	236
4,200	Core Corp. (Japan)	62
6,800	Digital Hearts Holdings Co. Ltd. (Japan)	40
185,700	Fujitsu Ltd. (Japan)	5,160
3,800	GMO GlobalSign Holdings KK (Japan)	55
6,700	Hennge KK (Japan)	50
2,600	ID Holdings Corp. (Japan)	34
418,000	Mastersystem Infotama PT (Indonesia)	34
35,100	NEC Corp. (Japan)	1,190
867	Neurones (France)	41
65,900	Obic Co. Ltd. (Japan)	1,832
5,500	Oro Co. Ltd. (Japan)	75
220,200	Otsuka Corp. (Japan)	4,366
2,500	SERAKU Co. Ltd. (Japan)	27
1,900	Serverworks Co. Ltd. (Japan)*	25
9,200	Sun*, Inc. (Japan)*	27
44,100	TIS, Inc. (Japan)	1,283
1,794	Trifork Group AG (Denmark)*	27
4,200	Ubicom Holdings, Inc. (Japan)	28
60,561	Wix.com Ltd. (Israel)*	5,259
700	Zuken, Inc. (Japan)	22
		20,564
LEISURE PRODUCTS—0.0%
206,000	Goodbaby International Holdings Ltd. (China)	28
3,000	Sankyo Co. Ltd. (Japan)	47
		75
LIFE SCIENCES TOOLS & SERVICES—0.0%
4,273	Fine Foods & Pharmaceuticals NTM (Italy)	51
MACHINERY—3.2%
6,302	China Yuchai International Ltd. (China)	286
92,000	CIMC Enric Holdings Ltd. (China)	130
2,101	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	140
8,382	Daechang Forging Co. Ltd. (South Korea)*	39
931	Danieli & C Officine Meccaniche SpA (Italy)	69
2,156	Duerr AG (Germany)	57
10,390	DY POWER Corp. (South Korea)	94
41,882	GEA Group AG (Germany)	2,995
74,439	Heidelberger Druckmaschinen AG (Germany)*	162
185,900	Hong Leong Asia Ltd. (Singapore)	502
5,008	Knorr-Bremse AG (Germany)	583
144,141	Kone OYJ Class B (Finland)	10,359
61,989	Metso OYJ (Finland)	1,212
2,200	Nitto Kohki Co. Ltd. (Japan)	27
371	Palfinger AG (Austria)	16
2,500	Rheon Automatic Machinery Co. Ltd. (Japan)	25
35,447	Sandvik AB (Sweden)	1,400
76,000	Sany Heavy Equipment International Holdings Co. Ltd. (China)	117
26,741	Schindler Holding AG (Switzerland)	10,318
3,700	Shima Seiki Manufacturing Ltd. (Japan)	24
12,052	SIMPAC, Inc. (South Korea)*	41
5,800	SMC Corp. (Japan)	2,255
4,700	Sodick Co. Ltd. (Japan)	32
59,000	Techtronic Industries Co. Ltd. (Hong Kong)	805
191,134	Tesmec SpA (Italy)*	37
252,204	Wartsila OYJ Abp (Finland)	10,224

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
808,000	Weichai Power Co. Ltd. Class H (China)	$2,739
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	137
		44,825
MARINE TRANSPORTATION—0.7%
3,092	AP Moller - Maersk AS Class B (Denmark)	7,646
70,874	Costamare, Inc. (Monaco)	1,189
3,617	Danaos Corp. (Greece)	374
1,762	Euroseas Ltd. (Greece)	101
674,000	Marco Polo Marine Ltd. (Singapore)	80
341,700	Samudera Shipping Line Ltd. (Singapore)	298
236,000	SITC International Holdings Co. Ltd. (China)	881
		10,569
MEDIA—0.1%
9,526	Alter Ego Media SA (Greece)	70
28,607	Arnoldo Mondadori Editore SpA (Italy)	72
6,846	Criteo SA ADR (France)*,1	131
741	KT Millie Seojae Co. Ltd. (South Korea)*	7
4,447	Lagardere SA (France)	100
27,388	LG HelloVision Co. Ltd. (South Korea)*	44
3,200	Members Co. Ltd. (Japan)	29
588	NZME Ltd. (New Zealand)	1
222,443	Pico Far East Holdings Ltd. (Hong Kong)	80
33,805	PRT Co. Ltd. (Australia)*	— [x]
41,048	Woongjin Thinkbig Co. Ltd. (South Korea)	34
85,000	Xiamen Jihong Technology Co. Ltd. Class H (China)	171
12,700	Zenrin Co. Ltd. (Japan)	86
		825
METALS & MINING—4.9%
136,000	Aluminum Corp. of China Ltd. Class H (China)	238
40,700	Amerigo Resources Ltd. (Canada)	166
18,085	Anglogold Ashanti PLC (United Kingdom)	1,680
262,300	B2Gold Corp. (Canada)	1,277
41,570	BHP Group Ltd. (Australia)	1,432
93,042	BlueScope Steel Ltd. (Australia)	1,942
306,265	Boliden AB (Sweden)*	21,447
17,930	Capital Ltd. (Mauritius)	32
226,426	Capricorn Metals Ltd. (Australia)*	2,121
86,400	Capstone Copper Corp. (Canada)*	958
11,720	Centerra Gold, Inc. (Canada)	196
102,695	Central Asia Metals PLC (United Kingdom)	314
152,983	CMOC Group Ltd. Class H (China)	430
10,951	Dongkuk Holdings Co. Ltd. (South Korea)	58
19,678	Dynacor Group, Inc. (Canada)	88
29,478	ElvalHalcor SA (Greece)	162
33,645	Endeavour Mining PLC (Ivory Coast)	1,915
198,804	Evolution Mining Ltd. (Australia)	1,909
400,979	Fortuna Mining Corp. (Canada)*	3,923
28,883	Fresnillo PLC (Mexico)	1,422
171,248	Genesis Minerals Ltd. (Australia)*	846
587,250	Grange Resources Ltd. (Australia)*	105
96,409	Harmony Gold Mining Co. Ltd. ADR (South Africa)[1]	2,057
198,900	Hudbay Minerals, Inc. (Canada)	4,711
22,809	KG Chemical Corp. (South Korea)*	94
12,032	KG Dongbusteel (South Korea)	47
15,931	KG Eco Solution Co. Ltd. (South Korea)*	73
57,068	KGHM Polska Miedz SA (Poland)*	5,295
67,898	Kumba Iron Ore Ltd. (South Africa)	1,506
177,871	Macmahon Holdings Ltd. (Australia)	80
3,000	Mitsubishi Steel Manufacturing Co. Ltd. (Japan)	36
21,800	Nakayama Steel Works Ltd. (Japan)	89
3,053	Nexa Resources SA (Brazil)	39
1,314,000	Nickel Asia Corp. (Philippines)	120
683,483	Norsk Hydro ASA (Norway)	6,068
397,400	OceanaGold Philippines, Inc. (Philippines)	244

COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
35,973	Perenti Ltd. (Australia)	$69
100,081	Perseus Mining Ltd. (Australia)	385
301,262	Sibanye Stillwater Ltd. (South Africa)*	1,311
7,738	Sibanye Stillwater Ltd. ADR (South Africa)*,1	131
1,459,029	South32 Ltd. (Australia)	4,622
44,413	Thor Explorations Ltd. (Canada)	51
88	Tree Island Steel Ltd. (Canada)	—
123,409	Vault Minerals Ltd. (Australia)*	472
46,000	Volcan Cia Minera SAA Class B (Peru)*	11
		70,172
MULTI-UTILITIES—0.6%
131,343	A2A SpA (Italy)	396
1,354,218	Centrica PLC (United Kingdom)	3,546
24,682	Engie SA (France)	737
904,363	Hera SpA (Italy)	4,476
		9,155
OFFICE REITS—0.0%
16,075	Helical PLC (United Kingdom)	42
OIL, GAS & CONSUMABLE FUELS—4.3%
2,358,400	Alamtri Resources Indonesia Tbk. PT (Indonesia)	310
87,000	Bangchak Corp. PCL NVDR (Thailand)[1]	84
270,500	Baramulti Suksessarana Tbk. PT (Indonesia)	63
12,500	Bonterra Energy Corp. (Canada)*	46
534,661	BP PLC ADR (United States)[1]	20,253
853,800	ENEOS Holdings, Inc. (Japan)	7,216
48,534	Eni SpA (Italy)	992
4,096	Gaztransport Et Technigaz SA (France)	882
41,848	Hafnia Ltd. (Singapore)	257
30,585	HELLENiQ ENERGY Holdings SA (Greece)	329
130,700	Hibiscus Petroleum Bhd. (Malaysia)	52
507,155	Horizon Oil Ltd. (Australia)	79
368,400	Idemitsu Kosan Co. Ltd. (Japan)	3,126
49,300	Journey Energy, Inc. (Canada)*	126
31,176	Motor Oil Hellas Corinth Refineries SA (Greece)	1,255
41,949	Navigator Holdings Ltd. (United States)	777
19,320	OKEA ASA (Norway)*	47
337,631	ORLEN SA (Poland)	10,261
512,000	Petron Corp. (Philippines)	23
718,500	PTT Exploration & Production PCL NVDR (Thailand)[1]	2,809
200,640	Shell PLC (United States)	7,713
2,847,700	Star Petroleum Refining PCL NVDR (Thailand)[1]	613
574,100	Thai Oil PCL NVDR (Thailand)[1]	781
154,795	Viva Energy Group Ltd. (Australia)[2]	194
458,684	Whitehaven Coal Ltd. (Australia)	2,802
		61,090
PASSENGER AIRLINES—1.0%
421,451	Deutsche Lufthansa AG (Germany)	4,342
1,176,052	International Consolidated Airlines Group SA Class DI (United Kingdom)	6,756
349,649	Qantas Airways Ltd. (Australia)	2,445
8,362	Virgin Australia Holdings Ltd. (Australia)*	18
		13,561
PERSONAL CARE PRODUCTS—0.0%
54,810	Applied Nutrition PLC (United Kingdom)*	174
6,614,819	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT (Indonesia)	207
		381
PHARMACEUTICALS—12.7%
5,868	ALK-Abello AS (Denmark)*	194
482,600	Astellas Pharma, Inc. (Japan)	6,713
231,981	AstraZeneca PLC ADR (United Kingdom)[1]	21,521
239,944	Bausch Health Cos., Inc. (Canada)*	1,376

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
83,500	Daiichi Sankyo Co. Ltd. (Japan)	$1,530
227,900	Eisai Co. Ltd. (Japan)	6,354
32,167	Galderma Group AG (Switzerland)	5,996
447,637	GSK PLC ADR (United States)[1]	23,098
726	Ipsen SA (France)	119
15,100	Knight Therapeutics, Inc. (Canada)*	64
70,800	Mega Lifesciences PCL NVDR (Thailand)[1]	81
31,700	Nippon Shinyaku Co. Ltd. (Japan)	1,058
334,260	Novartis AG (United States)	49,594
163,400	Ono Pharmaceutical Co. Ltd. (Japan)	2,434
79	Orion OYJ Class A (Finland)	7
10,471	Orion OYJ Class B (Finland)	866
4,105	PhotoCure ASA (Norway)*	29
8,492	Richter Gedeon Nyrt (Hungary)	284
104,448	Roche Holding AG (United States)	47,497
65,394	Sandoz Group AG (Switzerland)	5,181
33,900	Sanofi SA (United States)	3,198
5,600	Seikagaku Corp. (Japan)	25
13,856	UCB SA (Belgium)	4,222
383	Vetoquinol SA (France)	39
		181,480
PROFESSIONAL SERVICES—1.9%
1,600	Career Design Center Co. Ltd. (Japan)	25
8,722	Computershare Ltd. (Australia)	198
10,276	Fiverr International Ltd. (United States)*	172
4,400	JAC Recruitment Co. Ltd. (Japan)	28
38,823	Kanzhun Ltd. ADR (China)[1]	719
300,100	Recruit Holdings Co. Ltd. (Japan)	15,808
4,200	Space Co. Ltd. (Japan)	42
110,229	Wolters Kluwer NV (Netherlands)	10,351
		27,343
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
206,558	Aldar Properties PJSC (United Arab Emirates)	540
717	Allreal Holding AG (Switzerland)	210
664,600	Amata Corp. PCL NVDR (Thailand)[1]	330
320,582	Emaar Development PJSC (United Arab Emirates)	1,503
432,356	Emaar Properties PJSC (United Arab Emirates)	1,769
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	3
688,400	LBS Bina Group Bhd. (Malaysia)	71
978,000	Megaworld Corp. (Philippines)	36
1,077	Melcor Developments Ltd. (Canada)	13
460,000	Midland Holdings Ltd. (Hong Kong)*	179
12,963	Modern Land China Co. Ltd. (China)*	—
2,400	Propnex Ltd. (Singapore)	4
8,276	Servcorp Ltd. (Australia)	44
		4,702
RETAIL REITS—0.3%
116,822	Klepierre SA (France)	4,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.5%
56,200	Advantest Corp. (Japan)	9,295
2,484	Anapass, Inc. (South Korea)*	31
6,653	ARM Holdings PLC ADR (United States)*,1	701
691,033	ASE Technology Holding Co. Ltd. ADR (Taiwan)[1]	13,116
20,896	ASML Holding NV New York Registry Shares (Netherlands)	29,735
3,500	Aval Data Corp. (Japan)	67
5,723	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	212
1,400	Disco Corp. (Japan)	597
6,393	Hansol Technics Co. Ltd. (South Korea)	26
246,258	Himax Technologies, Inc. ADR (Taiwan)[1]	2,002
30,251	JinkoSolar Holding Co. Ltd. ADR (China)[1]	775
931	KoMiCo Ltd. (South Korea)*	81
2,300	Lasertec Corp. (Japan)	528
4,900	LEENO Industrial, Inc. (South Korea)*	357

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
11,504	LOT Vacuum Co. Ltd. (South Korea)*	$110
2,038	LX Semicon Co. Ltd. (South Korea)	77
6,543	NEPES Corp. (South Korea)*	86
25,798	Power Logics Co. Ltd. (South Korea)*	102
2,555	Protec Co. Ltd. (South Korea)*	90
15,800	SCREEN Holdings Co. Ltd. (Japan)	2,012
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[1]	2,195
24,164	SK Hynix, Inc. (South Korea)	15,087
8,200	Socionext, Inc. (Japan)	110
64,178	STMicroelectronics NV NY Registry Shares (Singapore)[1]	1,790
1,500	Taiwan Semiconductor Manufacturing Co. Ltd. BDR (Taiwan)[1]	62
73,400	Tokyo Electron Ltd. (Japan)	19,558
7,250	Toptec Co. Ltd. (South Korea)	24
219,000	UMS Integration Ltd. (Singapore)	231
662,107	United Microelectronics Corp. ADR (Taiwan)[1]	6,740
12,809	WONIK IPS Co. Ltd. (South Korea)*	1,008
4,164	Zeus Co. Ltd. (South Korea)	57
		106,862
SOFTWARE—1.8%
9,600	Access Co. Ltd. (Japan)*	39
41,683	Accesso Technology Group PLC (United Kingdom)*	161
1,007	Alpha Systems, Inc. (Japan)	25
1,360,000	BII Railway Transportation Technology Holdings Co. Ltd. (China)	58
51,226	Check Point Software Technologies Ltd. (Israel)*	9,196
46,950	Docebo, Inc. (Canada)*	918
43,770	dotdigital group PLC (United Kingdom)	44
7,600	Ebase Co. Ltd. (Japan)	21
114,700	Enghouse Systems Ltd. (Canada)	1,576
41,853	Exem Co. Ltd. (South Korea)*	65
1,995	Fabasoft AG (Austria)	36
21,928	F-Secure OYJ (Finland)	49
8,500	I’ll, Inc. (Japan)	136
1,200	Innoscripta SE (Germany)*	128
5,400	ISB Corp. (Japan)	63
1,700	Kinaxis, Inc. (Canada)*	172
28,286	Nice Ltd. ADR (Israel)*,1	3,010
4,100	PCA Corp. (Japan)	52
18,705	RADCOM Ltd. (Israel)*	235
28,630	Sage Group PLC (United Kingdom)	375
3,100	Sansan, Inc. (Japan)*	30
1,800	Soliton Systems KK (Japan)	23
1,907	TECSYS, Inc. (Canada)	37
24,400	Temenos AG (Switzerland)	2,156
5,737	Text SA (Poland)	68
171,900	Trend Micro, Inc. (Japan)	6,743
1,400	WingArc1st, Inc. (Japan)	30
		25,446
SPECIALTY RETAIL—0.3%
1,715,260	Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	1,915
645,300	Bermaz Auto Bhd. (Malaysia)	136
972	Delta Israel Brands Ltd. (Israel)	46
14,567	DFS Furniture PLC (United Kingdom)*	39
616,000	Dohome PCL (Thailand)	69
254,500	EEKA Fashion Holdings Ltd. (China)	231
3,000	Fast Retailing Co. Ltd. (Japan)	1,145
6,562	Hallenstein Glasson Holdings Ltd. (New Zealand)	39
67,356	Kingfisher PLC (United Kingdom)	310
4,420	LOTTE Himart Co. Ltd. (South Korea)	22
24,100	Maruzen CHI Holdings Co. Ltd. (Japan)	52
6,986	Naturhouse Health SAU (Spain)	22
39,900	Petronas Dagangan Bhd. (Malaysia)	215
4,189	Rvrc Holding AB (Sweden)	32
113,982	Super Group Ltd. (South Africa)	122
		4,395

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
3,717	Austriacard Holdings AG (Austria)	$33
33,300	Brother Industries Ltd. (Japan)	679
21,900	FUJIFILM Holdings Corp. (Japan)	438
900,000	Lenovo Group Ltd. (China)	1,014
81,100	Logitech International SA (Switzerland)	6,987
457,400	Ricoh Co. Ltd. (Japan)	4,047
6,700	Riso Kagaku Corp. (Japan)	53
53,959	Samsung Electronics Co. Ltd. (South Korea)	5,961
182,500	Seiko Epson Corp. (Japan)	2,348
6,200	Toshiba TEC Corp. (Japan)	104
		21,664
TEXTILES, APPAREL & LUXURY GOODS—0.3%
31,447	Canada Goose Holdings, Inc. (Canada)*	382
32,000	Chow Sang Sang Holdings International Ltd. (Hong Kong)	60
156,100	Guararapes Confeccoes SA (Brazil)	291
985,500	Li Ning Co. Ltd. (China)	2,577
214,000	Nameson Holdings Ltd. (Hong Kong)	29
6,452	Nature Holdings Co. Ltd. (South Korea)	36
153,842	OVS SpA (Italy)[2]	870
121,200	Poh Kong Holdings Bhd. (Malaysia)	38
13,581	Safilo Group SpA (Italy)*	34
19,885	TK Chemical Corp. (South Korea)*	25
8,338	Xexymix Corp. (South Korea)	30
646,500	Xtep International Holdings Ltd. (China)	425
		4,797
TRADING COMPANIES & DISTRIBUTORS—0.1%
1,600	Nanyo Corp. (Japan)	15
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	11
2,700	Onoken Co. Ltd. (Japan)	25
2,300	Parker Corp. (Japan)	22
34,700	Russel Metals, Inc. (Canada)	1,230
8,200	Speedy Hire PLC (United Kingdom)	3
6,400	Wajax Corp. (Canada)	133
		1,440
TRANSPORTATION INFRASTRUCTURE—0.1%
2,322	Aeroporto Guglielmo Marconi Di Bologna SpA (Italy)	30
619,700	Airports of Thailand PCL NVDR (Thailand)[1]	989

COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—Continued
46,000	Qilu Expressway Co. Ltd. Class H (China)	$11
		1,030
TOTAL COMMON STOCKS (Cost $1,116,862)		$1,366,984

EXCHANGE-TRADED FUNDS—0.9%

(Cost $12,411)
CAPITAL MARKETS—0.9%
129,218	iShares MSCI EAFE ETF (United States)	13,018

PREFERRED STOCKS—1.4%

BANKS—0.0%
2,200	Banco Mercantil do Brasil SA (Brazil)	32
CHEMICALS—0.0%
1,146	FUCHS SE (Germany)	50
HOUSEHOLD DURABLES—0.0%
107	Einhell Germany AG (Germany)	11
HOUSEHOLD PRODUCTS—1.3%
215,876	Henkel AG & Co. KGaA (Germany)	18,965
MACHINERY—0.0%
454	KSB SE & Co. KGaA (Germany)	577
METALS & MINING—0.1%
495,300	Usinas Siderurgicas de Minas Gerais SA Usiminas (Brazil)*	593
TOTAL PREFERRED STOCKS (Cost $18,869)		20,228
TOTAL INVESTMENTS—98.2% (Cost $1,148,142)		1,400,230
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		26,250
TOTAL NET ASSETS—100%		$1,426,480

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$2,188	$7,676	$—	$9,864
Europe	89,894	602,496	—	692,390
Latin America	1,839	5,324	—	7,163
Middle East/Central Asia	18,938	51,365	—	70,303
North America	79,876	108,703	—	188,579
Pacific Basin	31,338	367,347	—	398,685
Exchange-Traded Funds
North America	13,018	—	—	13,018
Preferred Stocks
Europe	—	19,603	—	19,603
Latin America	625	—	—	625
Total Investments in Securities	$237,716	$1,162,514	$—	$1,400,230
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $28,494 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.6%
Shares		Value
AIR FREIGHT & LOGISTICS—1.2%
98,490	Nippon Express Holdings, Inc. (Japan)	$2,237
BANKS—1.6%
396,382	Kyushu Financial Group, Inc. (Japan)	2,971
BEVERAGES—1.0%
1,274,823	C&C Group PLC (Ireland)	1,907
BUILDING PRODUCTS—1.5%
615,509	Genuit Group PLC (United Kingdom)	2,802
CAPITAL MARKETS—1.8%
936,199	TP ICAP Group PLC (United Kingdom)	3,266
CHEMICALS—6.6%
142,811	Corbion NV (Netherlands)	3,430
192,046	Kansai Paint Co. Ltd. (Japan)	3,065
181,676	Tosoh Corp. (Japan)	2,965
291,950	Victrex PLC (United Kingdom)	2,624
		12,084
COMMERCIAL SERVICES & SUPPLIES—1.8%
16,522	Daiseki Co. Ltd. (Japan)	371
76,743	ISS AS (Denmark)	2,911
		3,282
CONSTRUCTION & ENGINEERING—1.7%
135,497	Raito Kogyo Co. Ltd. (Japan)	3,064
CONSTRUCTION MATERIALS—1.6%
89,026	Wienerberger AG (Austria)	2,943
CONSUMER FINANCE—3.2%
288,900	AEON Financial Service Co. Ltd. (Japan)	3,154
21,740	Cembra Money Bank AG (Switzerland)	2,779
		5,933
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
171,175	San-A Co. Ltd. (Japan)	3,263
CONTAINERS & PACKAGING—5.4%
136,311	Fuji Seal International, Inc. (Japan)	2,819
92,896	Huhtamaki OYJ (Finland)	3,260
245,777	SIG Group AG (Switzerland)	3,803
		9,882
DISTRIBUTORS—3.6%
291,034	Inchcape PLC (United Kingdom)	3,255
104,301	PALTAC Corp. (Japan)	3,264
		6,519
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.6%
187,309	Anritsu Corp. (Japan)	2,596
231,503	Hamamatsu Photonics KK (Japan)	2,587
45,767	Landis & Gyr Group AG (Switzerland)	3,215
157,803	Optex Group Co. Ltd. (Japan)	2,450
245,178	Venture Corp. Ltd. (Singapore)	3,148
		13,996
FOOD PRODUCTS—6.8%
77,636	Ariake Japan Co. Ltd. (Japan)	2,814
43,540	Aryzta AG (Switzerland)*	3,086
180,615	Glanbia PLC (Ireland)	3,481
588,509	Tate & Lyle PLC (United Kingdom)	3,045
		12,426

COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—1.4%
62,660	Rubis SCA (France)	$2,537
GROUND TRANSPORTATION—1.8%
620,742	Zigup PLC (United Kingdom)	3,238
HEALTH CARE EQUIPMENT & SUPPLIES—6.6%
129,135	Ansell Ltd. (Australia)	2,928
899,016	Arjo AB Class B (Sweden)	2,695
245,105	Nakanishi, Inc. (Japan)	3,437
279,498	Nihon Kohden Corp. (Japan)	3,098
		12,158
HEALTH CARE PROVIDERS & SERVICES—3.5%
116,790	Fagron (Belgium)	3,071
212,365	Sonic Healthcare Ltd. (Australia)	3,396
		6,467
INSURANCE—2.7%
31,251	ASR Nederland NV (Netherlands)	2,270
145,330	Coface SA (France)	2,658
		4,928
IT SERVICES—1.7%
146,224	TietoEVRY OYJ (Finland)	3,174
LEISURE PRODUCTS—1.2%
162,891	Spin Master Corp. (Canada)[1]	2,226
MACHINERY—9.2%
84,356	Aalberts NV (Netherlands)	3,239
40,472	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	2,698
83,601	Hoshizaki Corp. (Japan)	2,756
119,186	METAWATER Co. Ltd. (Japan)	2,553
960,071	Morgan Advanced Materials PLC (United Kingdom)	3,007
157,788	Norma Group SE (Germany)	2,746
		16,999
MARINE TRANSPORTATION—1.9%
61,830	Clarkson PLC (United Kingdom)	3,550
MEDIA—3.0%
165,435	JCDecaux SE (France)	3,263
53,173	RTL Group SA (Luxembourg)	2,318
		5,581
METALS & MINING—3.5%
79,559	Aperam SA (Luxembourg)	3,423
61,583	Bekaert SA (Belgium)	3,021
		6,444
PERSONAL CARE PRODUCTS—0.1%
43,438	Ontex Group NV (Belgium)*	253
PROFESSIONAL SERVICES—1.3%
3,634,154	Hays PLC (United Kingdom)	2,363
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
164,303	TAG Immobilien AG (Germany)	2,788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
216,930	ASMPT Ltd. (Hong Kong)	2,893
36,479	SOITEC (France)*	1,136
		4,029
SOFTWARE—3.1%
195,906	Computer Engineering & Consulting Ltd. (Japan)	2,793

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
382,498	TomTom NV (Netherlands)*	$2,874
		5,667
TEXTILES, APPAREL & LUXURY GOODS—1.9%
2,952,710	Coats Group PLC (United Kingdom)	3,436
TRADING COMPANIES & DISTRIBUTORS—3.8%
322,508	BOC Aviation Ltd. (China)[1]	3,341
403,302	RS Group PLC (United Kingdom)	3,703
		7,044
TOTAL COMMON STOCKS (Cost $153,855)		179,457
TOTAL INVESTMENTS—97.6% (Cost $153,855)		179,457
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		4,410
TOTAL NET ASSETS—100%		$183,867

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$109,267	$—	$109,267
North America	2,226	—	—	2,226
Pacific Basin	—	67,964	—	67,964
Total Investments in Securities	$2,226	$177,231	$—	$179,457
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $5,567 or 3% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—2.2%
72,850	General Dynamics Corp.	$25,577
BANKS—11.1%
129,200	Cullen/Frost Bankers, Inc.	17,806
1,582,900	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	28,571
112,900	PNC Financial Services Group, Inc.	25,211
515,700	U.S. Bancorp	28,936
291,300	Wells Fargo & Co.	26,360
		126,884
BEVERAGES—2.2%
334,000	Coca-Cola Co.	24,986
BIOTECHNOLOGY—2.5%
82,700	Amgen, Inc.	28,273
CAPITAL MARKETS—4.5%
59,800	Ameriprise Financial, Inc.	31,526
142,500	Blackstone, Inc.	20,295
		51,821
CHEMICALS—9.5%
75,000	Air Products & Chemicals, Inc.	20,438
518,300	Corteva, Inc.	37,732
101,400	Ecolab, Inc.	28,594
198,300	RPM International, Inc.	21,210
		107,974
COMMUNICATIONS EQUIPMENT—0.9%
24,725	Motorola Solutions, Inc.	9,953
CONSTRUCTION MATERIALS—2.9%
51,500	Martin Marietta Materials, Inc.	33,575
CONSUMER FINANCE—3.5%
181,700	Capital One Financial Corp.	39,780
DIVERSIFIED TELECOMMUNICATION SERVICES—2.1%
543,700	Verizon Communications, Inc.	24,205
ELECTRIC UTILITIES—2.1%
312,900	Xcel Energy, Inc.	23,799
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
43,400	Teledyne Technologies, Inc. *	26,921
FOOD PRODUCTS—1.9%
346,100	McCormick & Co., Inc.	21,399
GAS UTILITIES—2.0%
134,300	Atmos Energy Corp.	22,339
GROUND TRANSPORTATION—2.0%
280,600	Uber Technologies, Inc. *	22,462
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
239,700	Alcon AG	19,411
177,400	Medtronic PLC	18,265
		37,676

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—4.6%
227,300	Lennar Corp. Class A	$24,855
7,126	Lennar Corp. Class B	722
1,212,000	Sony Group Corp. ADR (Japan)[1]	26,785
		52,362
HOUSEHOLD PRODUCTS—1.7%
127,700	Procter & Gamble Co.	19,381
INSURANCE—1.9%
293,400	American International Group, Inc.	21,970
INTERACTIVE MEDIA & SERVICES—4.1%
137,000	Alphabet, Inc. Class C	46,379
LIFE SCIENCES TOOLS & SERVICES—1.8%
94,100	Danaher Corp.	20,598
MACHINERY—6.5%
134,200	Oshkosh Corp.	19,300
58,125	Parker-Hannifin Corp.	54,396
		73,696
OIL, GAS & CONSUMABLE FUELS—4.0%
762,500	Coterra Energy, Inc.	21,998
320,300	TotalEnergies SE (France)	23,190
		45,188
PHARMACEUTICALS—1.8%
185,100	Merck & Co., Inc.	20,411
RESIDENTIAL REITS—1.3%
237,100	Equity LifeStyle Properties, Inc.	14,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
312,400	Microchip Technology, Inc.	23,718
163,100	QUALCOMM, Inc.	24,724
		48,442
SOFTWARE—7.1%
59,100	Adobe, Inc. *	17,331
92,500	Microsoft Corp.	39,802
50,900	Synopsys, Inc. *	23,674
		80,807
SPECIALTY RETAIL—2.0%
86,200	Lowe’s Cos., Inc.	23,021
WATER UTILITIES—1.8%
162,200	American Water Works Co., Inc.	20,945
TOTAL COMMON STOCKS (Cost $624,812)		1,115,802
TOTAL INVESTMENTS—98.0% (Cost $624,812)		1,115,802
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		23,113
TOTAL NET ASSETS—100%		$1,138,915

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—6.6%
8,211	General Dynamics Corp.	$2,883
50,099	Hexcel Corp.	4,149
18,045	Woodward, Inc.	5,735
		12,767
AIR FREIGHT & LOGISTICS—2.0%
19,529	CH Robinson Worldwide, Inc.	3,807
BANKS—3.3%
26,774	East West Bancorp, Inc.	3,064
22,254	Wintrust Financial Corp.	3,282
		6,346
BUILDING PRODUCTS—1.9%
56,241	Masco Corp.	3,717
CAPITAL MARKETS—7.1%
16,147	Houlihan Lokey, Inc.	2,718
19,770	Intercontinental Exchange, Inc.	3,436
22,323	Raymond James Financial, Inc.	3,702
31,156	Stifel Financial Corp.	3,842
		13,698
CHEMICALS—4.8%
25,153	Albemarle Corp.	4,292
24,911	Eastman Chemical Co.	1,727
49,340	Scotts Miracle-Gro Co.	3,168
		9,187
COMMERCIAL SERVICES & SUPPLIES—2.0%
18,390	Republic Services, Inc.	3,956
CONSTRUCTION & ENGINEERING—1.7%
4,450	EMCOR Group, Inc.	3,207
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
28,914	Sysco Corp.	2,424
CONTAINERS & PACKAGING—1.4%
11,800	Packaging Corp. of America	2,626
ELECTRICAL EQUIPMENT—2.5%
67,075	Sensata Technologies Holding PLC	2,320
13,697	Vertiv Holdings Co. Class A	2,550
		4,870
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
21,461	Arrow Electronics, Inc. *	2,843
20,598	Keysight Technologies, Inc. *	4,456
		7,299
ENERGY EQUIPMENT & SERVICES—1.7%
41,024	Helmerich & Payne, Inc.	1,390
38,333	SLB Ltd.	1,854
		3,244
FINANCIAL SERVICES—0.9%
24,083	Global Payments, Inc.	1,728
GROUND TRANSPORTATION—1.5%
79,255	CSX Corp.	2,993
HEALTH CARE PROVIDERS & SERVICES—4.8%
10,385	Cencora, Inc.	3,730
57,621	Centene Corp. *	2,496
11,386	Labcorp Holdings, Inc.	3,092
		9,318

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.8%
17,182	Darden Restaurants, Inc.	$3,425
HOUSEHOLD DURABLES—1.6%
20,288	DR Horton, Inc.	3,020
INDUSTRIAL REITS—0.7%
113,482	Americold Realty Trust, Inc.	1,408
INSURANCE—4.8%
8,660	Progressive Corp.	1,801
19,149	Reinsurance Group of America, Inc. Class A	3,883
12,490	RenaissanceRe Holdings Ltd. (Bermuda)	3,518
		9,202
IT SERVICES—3.2%
30,535	Akamai Technologies, Inc. *	2,967
26,326	Twilio, Inc. Class A*	3,171
		6,138
LIFE SCIENCES TOOLS & SERVICES—6.9%
20,978	Agilent Technologies, Inc.	2,808
7,625	Bio-Rad Laboratories, Inc. Class A*	2,240
20,357	IQVIA Holdings, Inc. *	4,685
67,006	Qiagen NV	3,596
		13,329
MACHINERY—6.3%
8,729	Cummins, Inc.	5,053
17,527	Dover Corp.	3,531
9,937	Snap-on, Inc.	3,638
		12,222
MULTI-UTILITIES—1.7%
29,362	WEC Energy Group, Inc.	3,250
OFFICE REITS—1.2%
36,159	BXP, Inc.	2,338
OIL, GAS & CONSUMABLE FUELS—2.0%
95,161	Coterra Energy, Inc.	2,745
34,124	Murphy Oil Corp.	1,027
		3,772
PROFESSIONAL SERVICES—1.1%
10,627	Broadridge Financial Solutions, Inc.	2,095
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
32,951	CBRE Group, Inc. Class A*	5,613
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
9,695	Applied Materials, Inc.	3,125
42,957	Entegris, Inc.	5,072
40,024	Skyworks Solutions, Inc.	2,232
		10,429
SOFTWARE—1.8%
7,590	Synopsys, Inc. *	3,530
SPECIALIZED REITS—0.9%
9,868	SBA Communications Corp.	1,817
SPECIALTY RETAIL—5.4%
19,011	Ross Stores, Inc.	3,587
17,665	TJX Cos., Inc.	2,646
6,383	Ulta Beauty, Inc. *	4,132
		10,365

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.6%
16,768	GATX Corp.	$3,050
TOTAL COMMON STOCKS (Cost $139,957)		186,190
TOTAL INVESTMENTS—96.6% (Cost $139,957)		186,190
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		6,502
TOTAL NET ASSETS—100%		$192,692

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.3%
9,300	Huntington Ingalls Industries, Inc.	$3,911
61,100	Textron, Inc.	5,380
		9,291
AIR FREIGHT & LOGISTICS—0.6%
7,800	FedEx Corp.	2,514
AUTOMOBILE COMPONENTS—1.9%
49,100	BorgWarner, Inc.	2,328
103,600	Garrett Motion, Inc. (Switzerland)	1,869
68,900	Goodyear Tire & Rubber Co. *	648
13,700	Lear Corp.	1,604
15,700	Phinia, Inc.	1,118
		7,567
AUTOMOBILES—1.6%
60,400	General Motors Co.	5,074
78,300	Harley-Davidson, Inc.	1,550
		6,624
BANKS—4.7%
36,462	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,888
83,200	Citizens Financial Group, Inc.	5,240
175,900	First Horizon Corp.	4,308
15,900	Popular, Inc. (Puerto Rico)	2,123
86,800	Regions Financial Corp.	2,474
45,500	Zions Bancorp NA	2,726
		18,759
BEVERAGES—0.9%
73,000	Molson Coors Beverage Co. Class B	3,507
BIOTECHNOLOGY—4.1%
8,200	Biogen, Inc. *	1,475
21,400	BioMarin Pharmaceutical, Inc. *	1,210
78,000	Exelixis, Inc. *	3,226
32,500	Halozyme Therapeutics, Inc. *	2,330
44,400	Incyte Corp. *	4,443
2,500	Regeneron Pharmaceuticals, Inc.	1,854
4,300	United Therapeutics Corp. *	2,019
		16,557
BROADLINE RETAIL—1.5%
49,900	eBay, Inc.	4,552
82,300	Macy’s, Inc.	1,648
		6,200
BUILDING PRODUCTS—0.4%
13,500	Owens Corning	1,618
CAPITAL MARKETS—4.7%
5,300	Affiliated Managers Group, Inc.	1,659
2,300	Ameriprise Financial, Inc.	1,213
44,900	Bank of New York Mellon Corp.	5,384
69,300	Federated Hermes, Inc.	3,692
54,560	State Street Corp.	7,140
		19,088
CHEMICALS—2.1%
28,000	CF Industries Holdings, Inc.	2,610
19,500	Eastman Chemical Co.	1,352
43,600	Koppers Holdings, Inc.	1,285
4,200	NewMarket Corp.	2,817
43,200	Orion SA (Germany)	267
		8,331

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.2%
33,500	ABM Industries, Inc.	$1,542
18,200	Brink’s Co.	2,312
112,600	Pitney Bowes, Inc.	1,175
		5,029
COMMUNICATIONS EQUIPMENT—0.3%
46,907	NetScout Systems, Inc. *	1,304
CONSUMER FINANCE—2.2%
88,200	Ally Financial, Inc.	3,729
103,400	Navient Corp.	1,015
29,200	PROG Holdings, Inc.	947
46,400	Synchrony Financial	3,370
		9,061
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
95,300	Albertsons Cos., Inc. Class A	1,587
79,200	Kroger Co.	4,977
		6,564
CONTAINERS & PACKAGING—1.4%
27,600	Crown Holdings, Inc.	2,889
54,200	Sonoco Products Co.	2,602
		5,491
DIVERSIFIED CONSUMER SERVICES—0.9%
285,800	ADT, Inc.	2,286
29,400	H&R Block, Inc.	1,160
		3,446
DIVERSIFIED REITS—0.6%
62,318	American Assets Trust, Inc.	1,125
77,200	Broadstone Net Lease, Inc.	1,429
		2,554
ELECTRIC UTILITIES—1.6%
35,300	Edison International	2,198
31,600	Eversource Energy	2,185
23,100	Otter Tail Corp.	2,060
		6,443
ELECTRICAL EQUIPMENT—1.3%
30,050	Atkore, Inc.	2,087
17,400	EnerSys	3,135
		5,222
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
23,300	Arrow Electronics, Inc. *	3,087
24,200	Avnet, Inc.	1,510
29,800	Flex Ltd. *	1,879
8,900	Jabil, Inc.	2,111
19,300	TD SYNNEX Corp.	3,062
		11,649
ENERGY EQUIPMENT & SERVICES—0.8%
99,400	Halliburton Co.	3,332
FINANCIAL SERVICES—3.0%
51,588	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,500
79,000	Corebridge Financial, Inc.	2,436
105,300	MGIC Investment Corp.	2,835
77,000	Radian Group, Inc.	2,533
169,700	Western Union Co.	1,590
		11,894

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—3.9%
37,700	Archer-Daniels-Midland Co.	$2,538
25,000	Campbell’s Co.	700
89,500	Conagra Brands, Inc.	1,657
36,900	Fresh Del Monte Produce, Inc.	1,463
53,900	General Mills, Inc.	2,493
23,800	Ingredion, Inc.	2,811
17,100	J.M. Smucker Co.	1,793
84,600	Kraft Heinz Co.	2,008
22,800	Simply Good Foods Co. *	428
		15,891
GAS UTILITIES—1.6%
33,400	National Fuel Gas Co.	2,797
92,700	UGI Corp.	3,718
		6,515
GROUND TRANSPORTATION—1.0%
20,000	Ryder System, Inc.	3,826
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
8,800	Align Technology, Inc. *	1,435
51,500	Baxter International, Inc.	1,033
		2,468
HEALTH CARE PROVIDERS & SERVICES—1.7%
24,900	Centene Corp. *	1,079
17,000	DaVita, Inc. *	1,859
9,800	Tenet Healthcare Corp. *	1,855
10,800	Universal Health Services, Inc. Class B	2,173
		6,966
HEALTH CARE REITS—1.0%
75,000	Healthpeak Properties, Inc.	1,293
30,000	Omega Healthcare Investors, Inc.	1,317
72,300	Sabra Health Care REIT, Inc.	1,354
		3,964
HOTEL & RESORT REITS—0.7%
121,000	Host Hotels & Resorts, Inc.	2,242
65,800	Park Hotels & Resorts, Inc.	719
		2,961
HOTELS, RESTAURANTS & LEISURE—1.1%
77,800	Bloomin' Brands, Inc.	467
11,500	Expedia Group, Inc.	3,046
31,100	MGM Resorts International *	1,043
		4,556
HOUSEHOLD DURABLES—3.0%
16,100	KB Home	926
41,100	PulteGroup, Inc.	5,141
34,500	Toll Brothers, Inc.	4,985
13,300	Whirlpool Corp.	1,064
		12,116
HOUSEHOLD PRODUCTS—0.5%
30,800	Central Garden & Pet Co. Class A*	945
40,600	Energizer Holdings, Inc.	886
		1,831
INDUSTRIAL REITS—0.2%
13,100	Innovative Industrial Properties, Inc.	633
INSURANCE—5.0%
8,300	Allstate Corp.	1,652
45,280	American International Group, Inc.	3,391

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
45,100	CNO Financial Group, Inc.	$1,896
90,900	Fidelis Insurance Holdings Ltd. (United Kingdom)	1,731
29,500	Hartford Insurance Group, Inc.	3,984
25,800	Lincoln National Corp.	1,073
93,100	Old Republic International Corp.	3,647
37,000	Unum Group	2,811
		20,185
INTERACTIVE MEDIA & SERVICES—1.3%
158,300	Angi, Inc. *	2,055
50,000	Match Group, Inc.	1,557
55,100	Yelp, Inc. *	1,509
		5,121
IT SERVICES—0.7%
23,200	Amdocs Ltd.	1,901
73,300	DXC Technology Co. *	1,058
		2,959
LEISURE PRODUCTS—0.3%
64,100	Mattel, Inc. *	1,339
MACHINERY—5.0%
10,200	AGCO Corp.	1,157
41,900	Allison Transmission Holdings, Inc.	4,555
239,900	CNH Industrial NV	2,581
7,000	Cummins, Inc.	4,052
65,235	Gates Industrial Corp. PLC *	1,502
22,200	Mueller Industries, Inc.	3,022
22,600	Oshkosh Corp.	3,250
		20,119
MEDIA—2.7%
76,800	Fox Corp. Class A	5,590
13,100	Nexstar Media Group, Inc.	2,782
42,600	Sirius XM Holdings, Inc.	867
78,300	TEGNA, Inc.	1,500
		10,739
METALS & MINING—0.4%
22,600	Commercial Metals Co.	1,737
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
53,000	Annaly Capital Management, Inc.	1,220
OFFICE REITS—1.2%
99,400	Brandywine Realty Trust	281
78,500	Cousins Properties, Inc.	1,981
57,700	Highwoods Properties, Inc.	1,492
138,248	Piedmont Realty Trust, Inc.	1,164
		4,918
OIL, GAS & CONSUMABLE FUELS—6.0%
91,300	APA Corp.	2,411
5,700	Chord Energy Corp.	571
65,000	Devon Energy Corp.	2,614
132,800	DHT Holdings, Inc.	1,903
51,000	HF Sinclair Corp.	2,651
14,100	Marathon Petroleum Corp.	2,484
79,900	Matador Resources Co.	3,615
111,600	Navigator Holdings Ltd.	2,068
8,300	Phillips 66	1,192
25,900	Scorpio Tankers, Inc. (Monaco)	1,648
10,700	Valero Energy Corp.	1,941
35,900	World Kinect Corp.	966
		24,064

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—0.3%
20,900	Sylvamo Corp.	$1,023
PASSENGER AIRLINES—1.5%
43,300	Delta Air Lines, Inc.	2,853
31,500	United Airlines Holdings, Inc. *	3,223
		6,076
PERSONAL CARE PRODUCTS—0.5%
115,300	Herbalife Ltd. *	1,988
PHARMACEUTICALS—2.4%
53,300	Harmony Biosciences Holdings, Inc. *	1,947
29,400	Jazz Pharmaceuticals PLC *	4,836
104,900	Organon & Co.	896
142,800	Viatris, Inc.	1,869
		9,548
PROFESSIONAL SERVICES—2.3%
26,400	CSG Systems International, Inc.	2,105
29,900	Genpact Ltd.	1,319
27,500	ManpowerGroup, Inc.	999
14,760	Science Applications International Corp.	1,502
22,400	SS&C Technologies Holdings, Inc.	1,834
65,200	Upwork, Inc. *	1,306
		9,065
RETAIL REITS—0.8%
39,100	Brixmor Property Group, Inc.	1,047
99,100	Kite Realty Group Trust	2,328
		3,375
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
28,900	Amkor Technology, Inc.	1,397
24,000	Cirrus Logic, Inc. *	3,128
62,100	Photronics, Inc. *	2,147
		6,672
SOFTWARE—2.1%
108,800	Dropbox, Inc. Class A*	2,772
81,100	Gen Digital, Inc.	1,945

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
52,000	RingCentral, Inc. Class A*	$1,346
27,000	Zoom Communications, Inc. *	2,487
		8,550
SPECIALIZED REITS—0.6%
42,800	EPR Properties	2,321
SPECIALTY RETAIL—2.1%
7,200	AutoNation, Inc. *	1,476
16,400	Best Buy Co., Inc.	1,068
75,800	Gap, Inc.	2,121
2,600	Group 1 Automotive, Inc.	921
11,200	Penske Automotive Group, Inc.	1,756
13,900	Signet Jewelers Ltd.	1,282
		8,624
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.2%
147,900	HP, Inc.	2,875
12,500	Sandisk Corp. *	7,203
11,500	Western Digital Corp.	2,878
		12,956
TEXTILES, APPAREL & LUXURY GOODS—0.4%
28,100	G-III Apparel Group Ltd.	825
12,350	PVH Corp.	770
		1,595
TOTAL COMMON STOCKS (Cost $310,588)		397,966
TOTAL INVESTMENTS—98.7% (Cost $310,588)		397,966
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		5,408
TOTAL NET ASSETS—100%		$403,374

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—3.8%
443,303	Karman Holdings, Inc. *	$46,015
395,463	Kratos Defense & Security Solutions, Inc. *	40,737
		86,752
AUTOMOBILE COMPONENTS—1.1%
204,027	Dorman Products, Inc. *	25,340
BANKS—3.1%
353,415	East West Bancorp, Inc.	40,445
214,455	Wintrust Financial Corp.	31,630
		72,075
BEVERAGES—1.1%
474,328	Vita Coco Co., Inc. *	25,305
BIOTECHNOLOGY—13.5%
276,950	Abivax SA ADR (France)*,1	30,783
1,676,832	ADMA Biologics, Inc. *	29,009
522,213	Ascendis Pharma AS ADR (Denmark)*,1	118,072
965,187	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	6,196
760,321	Legend Biotech Corp. ADR*,1	13,306
252,214	Revolution Medicines, Inc. *	24,452
329,190	Rhythm Pharmaceuticals, Inc. *	33,749
792,805	Vaxcyte, Inc. *	42,471
271,074	Xenon Pharmaceuticals, Inc. (Canada)*	11,117
		309,155
BROADLINE RETAIL—0.3%
520,965	Pattern Group, Inc. Class A*	7,200
CAPITAL MARKETS—3.8%
161,166	Hamilton Lane, Inc. Class A	22,763
240,465	Houlihan Lokey, Inc.	40,475
347,543	StepStone Group, Inc. Class A	24,568
		87,806
CHEMICALS—1.1%
694,311	Avient Corp.	25,099
COMMERCIAL SERVICES & SUPPLIES—1.8%
404,720	Casella Waste Systems, Inc. Class A*	40,828
COMMUNICATIONS EQUIPMENT—1.5%
759,639	Calix, Inc. *	33,933
CONSTRUCTION & ENGINEERING—8.2%
703,820	API Group Corp. *	29,258
67,639	Comfort Systems USA, Inc.	77,250
713,255	Legence Corp. Class A*	33,459
320,279	Primoris Services Corp.	47,481
		187,448
CONSUMER FINANCE—1.7%
225,211	FirstCash Holdings, Inc.	38,398
ELECTRICAL EQUIPMENT—5.7%
289,762	Bloom Energy Corp. Class A*	43,861
497,225	Nextpower, Inc. Class A*	58,220
182,262	Regal Rexnord Corp.	29,436
		131,517
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
87,955	Fabrinet (Thailand)*	43,049
166,970	Plexus Corp. *	33,282
		76,331

COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—0.9%
365,200	TechnipFMC PLC (United Kingdom)	$20,349
ENTERTAINMENT—1.6%
1,045,882	IMAX Corp. *	36,512
GROUND TRANSPORTATION—1.4%
94,383	Saia, Inc. *	31,606
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
66,263	IRhythm Holdings, Inc. *	10,238
244,578	Masimo Corp. *	33,588
		43,826
HEALTH CARE PROVIDERS & SERVICES—5.1%
293,193	GeneDx Holdings Corp. *	28,223
248,100	Guardant Health, Inc. *	28,293
314,877	HealthEquity, Inc. *	26,975
528,084	Option Care Health, Inc. *	17,955
232,323	RadNet, Inc. *	16,286
		117,732
HOTELS, RESTAURANTS & LEISURE—3.4%
407,210	Dutch Bros, Inc. Class A*	22,148
3,261,173	Genius Sports Ltd. (United Kingdom)*	28,372
971,467	Life Time Group Holdings, Inc. *	28,338
		78,858
HOUSEHOLD DURABLES—2.4%
115,988	TopBuild Corp. *	54,288
INSURANCE—1.7%
305,274	Palomar Holdings, Inc. *	37,729
IT SERVICES—0.4%
240,890	Applied Digital Corp. *	8,161
LIFE SCIENCES TOOLS & SERVICES—1.6%
895,000	Adaptive Biotechnologies Corp. *	16,558
71,758	Bio-Rad Laboratories, Inc. Class A*	21,075
		37,633
MACHINERY—2.7%
262,154	ITT, Inc.	47,791
66,010	SPX Technologies, Inc. *	13,757
		61,548
MEDIA—0.5%
691,819	NIQ Global Intelligence PLC *	11,754
METALS & MINING—0.5%
583,810	Coeur Mining, Inc. *	11,933
OIL, GAS & CONSUMABLE FUELS—0.8%
1,184,760	Permian Resources Corp.	19,110
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.2%
255,902	Credo Technology Group Holding Ltd. *	32,059
313,424	Lattice Semiconductor Corp. *	25,237
164,598	MKS, Inc.	38,748
155,167	Onto Innovation, Inc. *	31,352
79,584	Rambus, Inc. *	9,059
359,201	Semtech Corp. *	28,646
		165,101
SOFTWARE—5.6%
1,462,426	Braze, Inc. Class A*	30,448
254,265	Commvault Systems, Inc. *	21,790
210,362	Descartes Systems Group, Inc. (Canada)*	15,727

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
816,554	Dynatrace, Inc. *	$31,103
318,258	Procore Technologies, Inc. *	17,978
738,120	Riot Platforms, Inc. *	11,419
		128,465
SPECIALTY RETAIL—1.0%
54,006	Murphy USA, Inc.	22,818
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
235,748	IonQ, Inc. *	9,425
TEXTILES, APPAREL & LUXURY GOODS—1.2%
729,544	Birkenstock Holding PLC (Germany)*	27,548

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—6.3%
127,907	Applied Industrial Technologies, Inc.	$33,308
409,095	FTAI Aviation Ltd.	111,405
		144,713
TOTAL COMMON STOCKS (Cost $1,752,463)		2,216,296
TOTAL INVESTMENTS—96.6% (Cost $1,752,463)		2,216,296
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		77,038
TOTAL NET ASSETS—100%		$2,293,334

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—7.6%
508,772	AAR Corp. *	$53,884
592,170	Hexcel Corp.	49,038
221,697	Moog, Inc. Class A	67,695
		170,617
BANKS—15.3%
905,228	Atlantic Union Bankshares Corp.	35,159
551,938	Enterprise Financial Services Corp.	31,654
844,041	First Merchants Corp.	33,559
244,328	Northeast Bank	28,154
453,452	Southstate Bank Corp.	46,402
967,253	Trustmark Corp.	41,128
334,432	UMB Financial Corp.	42,520
999,941	United Bankshares, Inc.	42,327
1,282,406	United Community Banks, Inc.	44,153
		345,056
CAPITAL MARKETS—4.6%
365,863	Houlihan Lokey, Inc.	61,582
347,842	Stifel Financial Corp.	42,889
		104,471
CHEMICALS—3.3%
435,432	Cabot Corp.	31,434
662,996	Scotts Miracle-Gro Co.	42,578
		74,012
COMMERCIAL SERVICES & SUPPLIES—1.9%
428,307	Casella Waste Systems, Inc. Class A*	43,208
CONSTRUCTION & ENGINEERING—1.4%
366,701	Everus Construction Group, Inc. *	32,449
CONSUMER FINANCE—2.4%
320,183	FirstCash Holdings, Inc.	54,591
ELECTRICAL EQUIPMENT—2.6%
322,278	EnerSys	58,071
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—10.1%
256,670	Advanced Energy Industries, Inc.	65,543
651,261	Benchmark Electronics, Inc.	33,957
655,033	CTS Corp.	33,675
184,574	Daktronics, Inc. *	4,273
124,050	Littelfuse, Inc.	40,162
248,938	Plexus Corp. *	49,621
		227,231
ENERGY EQUIPMENT & SERVICES—6.8%
856,614	Archrock, Inc.	25,347
1,158,356	Core Laboratories, Inc.	22,634
2,416,035	Expro Group Holdings NV *	38,681
741,784	Helmerich & Payne, Inc.	25,132
1,420,285	Oceaneering International, Inc. *	42,750
		154,544
FOOD PRODUCTS—2.1%
1,033,468	Darling Ingredients, Inc. *	47,188
GAS UTILITIES—1.6%
440,461	ONE Gas, Inc.	35,043
GROUND TRANSPORTATION—1.8%
217,506	Ryder System, Inc.	41,605
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
401,905	CONMED Corp.	15,429

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
381,369	Integer Holdings Corp. *	$33,126
		48,555
HOTEL & RESORT REITS—0.5%
892,655	Pebblebrook Hotel Trust	10,194
HOTELS, RESTAURANTS & LEISURE—2.6%
787,883	Cheesecake Factory, Inc.	45,666
9,392,152	Sabre Corp. *	12,210
		57,876
HOUSEHOLD DURABLES—1.4%
467,282	Meritage Homes Corp.	32,481
INDUSTRIAL REITS—1.4%
855,356	STAG Industrial, Inc.	32,084
INSURANCE—2.5%
395,199	Horace Mann Educators Corp.	17,709
194,457	Reinsurance Group of America, Inc. Class A	39,426
		57,135
MACHINERY—9.3%
333,174	Albany International Corp. Class A	18,488
937,916	Flowserve Corp.	73,298
389,332	Franklin Electric Co., Inc.	38,785
244,747	SPX Technologies, Inc. *	51,008
292,104	Timken Co.	27,221
		208,800
OFFICE REITS—0.8%
611,029	COPT Defense Properties	18,826
PROFESSIONAL SERVICES—3.1%
648,328	Parsons Corp. *	45,422
383,046	TriNet Group, Inc.	23,458
		68,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.3%
1,295,126	Amkor Technology, Inc.	62,593
382,627	Diodes, Inc. *	22,648
147,519	Entegris, Inc.	17,417
895,072	FormFactor, Inc. *	63,094
		165,752
SOFTWARE—1.2%
1,100,941	Box, Inc. Class A*	27,909
SPECIALIZED REITS—1.0%
910,676	Four Corners Property Trust, Inc.	22,448
TEXTILES, APPAREL & LUXURY GOODS—1.0%
1,325,572	Wolverine World Wide, Inc.	23,489
TRADING COMPANIES & DISTRIBUTORS—2.2%
271,988	GATX Corp.	49,477
TOTAL COMMON STOCKS (Cost $1,163,033)		2,211,992
TOTAL INVESTMENTS—98.0% (Cost $1,163,033)		2,211,992
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		45,343
TOTAL NET ASSETS—100%		$2,257,335

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Notes to Portfolios of Investments—January 31, 2026 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of January 31, 2026, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund (currently, Harbor Ares Systematic Convertible Securities Fund)
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swap agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor

⬤

Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

⬤

Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual financial statements on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤